JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.9%(a)
Alabama — 3.1%
Alabama Federal Aid Highway Finance Authority
Rev., 5.00%, 9/1/2023(b)	20	22
Series B, Rev., 5.00%, 9/1/2023(b)	30	32
Series A, Rev., 5.00%, 9/1/2027(b)	25	31
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2023	50	53
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,198
Series 2019A, Rev., 4.00%, 5/1/2033	85	102
Alabama Special Care Facilities Financing Authority-Birmingham, Children’s Hospital Health Care Facility
Rev., 5.00%, 6/1/2023	115	123
Birmingham Airport Authority
Rev., 5.00%, 7/1/2028	350	438
Rev., 5.00%, 7/1/2029	375	479
Rev., 5.00%, 7/1/2030	250	326
Rev., 5.00%, 7/1/2031	175	227
Rev., 5.00%, 7/1/2032	150	194
Black Belt Energy Gas District, Gas Prepay
Series 2018A, Rev., 4.00%, 12/1/2023(c)	5,500	5,860
City of Birmingham, Warrant
Series 2018B, GO, 4.00%, 12/1/2032	570	675
Series 2018B, GO, 4.00%, 12/1/2033	375	443
Series 2018B, GO, 4.00%, 12/1/2034	510	602
Series 2018B, GO, 4.00%, 12/1/2035	500	590
City of Huntsville, Electric System, Warrants
Series A, Rev., 5.00%, 12/1/2023	35	38
City of Huntsville, Warrants
Series A, GO, 5.00%, 5/1/2030	2,765	3,404
Series A, GO, 5.00%, 5/1/2031	3,035	3,737
Series 2018-A, GO, 5.00%, 5/1/2033	70	86
City of Madison, Warrants
GO, 5.00%, 4/1/2023	25	27
County of Mobile, Warrants
Series C, GO, 5.00%, 8/1/2022(b)	25	26
GO, 5.00%, 2/1/2033	25	32
DeKalb-Jackson Water Supply District, Inc.
Series 2021A, Rev., 4.00%, 7/1/2031	650	782
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc.
Series 2016A, Rev., 5.00%, 2/1/2025	320	363
Lower Alabama Gas District (The), Gas Project
Rev., 4.00%, 12/1/2025(c)	32,500	36,360
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2024(b)	7,500	8,288
Rev., 5.00%, 3/1/2026	1,735	1,909
Shelby County Board of Education, Special Tax 5.00%, 2/1/2025	50	57
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024(c)	34,000	36,496
Series A, Rev., 5.00%, 4/1/2024	20,845	23,004
Southeast Alabama Gas Supply District (The), Project No. 2
Series 2018A, Rev., 4.00%, 6/1/2024(c)	16,015	17,256
UAB Medicine Finance Authority
Series 2019B, Rev., 5.00%, 9/1/2035	55	70
University of West Alabama, General Fee
Rev., AGM, 5.00%, 1/1/2028	200	243
Rev., AGM, 5.00%, 1/1/2029	200	248
Rev., AGM, 5.00%, 1/1/2030	200	252
Water Works Board of the City of Birmingham (The)
Series 2016A, Rev., 5.00%, 1/1/2030	150	181

Total Alabama		145,254

Alaska — 0.2%
Alaska Housing Finance Corp., State Capital Project
Series 2019B, Rev., 5.00%, 6/1/2026	20	24

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	894
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,526
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,641
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,765
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,898
Municipality of Anchorage
Series C, GO, 5.00%, 9/1/2028	1,675	2,123

Total Alaska		9,871

Arizona — 1.8%
Arizona Department of Transportation State Highway Fund
Rev., 5.00%, 7/1/2031	25	30
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project
Series 2021A, Rev., 3.00%, 12/15/2031(d)	265	279
Series 2021A, Rev., 4.00%, 12/15/2041(d)	250	274
Arizona Industrial Development Authority, Children’s National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	239
Series 2020A, Rev., 4.00%, 9/1/2036	355	423
Series 2020A, Rev., 4.00%, 9/1/2037	820	979
Series 2020A, Rev., 4.00%, 9/1/2039	810	958
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,186
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project
Series 2021A, Rev., 4.00%, 7/15/2026(d)	115	127
Series 2021A, Rev., 4.00%, 7/15/2027(d)	120	135
Series 2021A, Rev., 4.00%, 7/15/2028(d)	200	227
Series 2021A, Rev., 4.00%, 7/15/2029(d)	200	229
Series 2021A, Rev., 4.00%, 7/15/2030(d)	200	227
Series 2021A, Rev., 4.00%, 7/15/2031(d)	215	242
Series 2021A, Rev., 4.00%, 7/15/2032(d)	225	251
Series 2021A, Rev., 4.00%, 7/15/2033(d)	180	201
Series 2021A, Rev., 4.00%, 7/15/2034(d)	200	223
Series 2021A, Rev., 4.00%, 7/15/2035(d)	250	277
Series 2021A, Rev., 4.00%, 7/15/2037(d)	270	298
Series 2021A, Rev., 4.00%, 7/15/2041(d)	135	149
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	675	676
Series 2019A, Rev., 5.00%, 1/1/2023	610	618
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,512
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,861
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,951
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,926
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,562
Series 2019A, Rev., 5.00%, 1/1/2029	660	687
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,842
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,946
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	4,073
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,214
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,859
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,392
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,915
Series 2019A, Rev., 5.00%, 1/1/2037	500	520
Series 2019A, Rev., 5.00%, 1/1/2038	500	518
Series 2019A, Rev., 4.25%, 1/1/2039	545	524
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,275
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,814
Arizona Industrial Development Authority, Macombs Facility Project
Series 2021A, Rev., 5.00%, 7/1/2032	165	205
Series 2021A, Rev., 5.00%, 7/1/2033	160	198
Series 2021A, Rev., 4.00%, 7/1/2034	165	188
Series 2021A, Rev., 4.00%, 7/1/2035	180	205
Series 2021A, Rev., 4.00%, 7/1/2036	155	176
Series 2021A, Rev., 4.00%, 7/1/2041	365	409

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(d)	250	279
Series 2020A, Rev., 5.00%, 7/15/2040(d)	415	481
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,126
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,222
Arizona State University, Green Bonds
Series 2016B, Rev., 5.00%, 7/1/2042	30	36
Arizona Transportation Board, Excise Tax, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2023	95	102
Arizona Water Infrastructure Finance Authority, Water Quality
Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,669
City of Cottonwood
Rev., AGM, 5.00%, 7/1/2026	10	12
City of Glendale, Water and Sewer
Rev., 5.00%, 7/1/2028	1,000	1,027
City of Mesa
GO, 4.00%, 7/1/2033	30	36
City of Mesa, Utility System
Series 2019C, Rev., 5.00%, 7/1/2023	30	32
Series 2019A, Rev., 5.00%, 7/1/2029	40	52
Rev., 4.00%, 7/1/2031	50	56
Series 2019A, Rev., 5.00%, 7/1/2031	25	32
Series 2019A, Rev., 5.00%, 7/1/2033	25	32
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion
Series 2005B, Rev., BHAC-CR , FGIC, 5.50%, 7/1/2035	75	108
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System
Rev., 5.00%, 7/1/2022	25	26
Rev., 5.00%, 7/1/2023	25	27
Series 2017D, Rev., 5.00%, 7/1/2024	275	308
Series 2017D, Rev., 5.00%, 7/1/2029	190	231
City of Phoenix Civic Improvement Corp., Senior Lien, Airport System
Series 2017B, Rev., 5.00%, 7/1/2027	150	184
Rev., AMT, 5.00%, 7/1/2037	1,000	1,220
City of Scottsdale, Water and Sewer System
Rev., 5.25%, 7/1/2023	1,875	2,024
City of Surprise
Rev., 5.00%, 7/1/2025	20	23
County of Pima
Series 2020A, COP, 5.00%, 12/1/2021	25	25
County of Pima, Sewer System
Rev., 5.00%, 7/1/2023	30	32
County of Pinal
Rev., 4.00%, 8/1/2037	75	88
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	856
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,582
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Series A, Rev., 5.25%, 8/1/2033	1,000	1,076
Kyrene Elementary School District No. 28, School Improvement Project
Series 2019A, GO, 5.00%, 7/1/2029	55	69
Maricopa County Elementary School District No. 92 Pendergast Elementary, School Improvement, Project of 2016
Series 2016A, GO, 5.00%, 7/1/2023	20	21
Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017
Series 2017B, GO, 5.00%, 7/1/2026	20	24
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	623
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,243
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,242
Maricopa County Industrial Development Authority, Ottawa University
Rev., 5.00%, 10/1/2026(d)	150	159
Rev., 5.13%, 10/1/2030(d)	215	243

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maricopa County Special Health Care District, Integrated Health Services
Series 2018C, GO, 5.00%, 7/1/2031	25	31
Series 2018C, GO, 5.00%, 7/1/2033	25	31
Maricopa County Unified School District No. 4 Mesa, School Improvement, Project of 2018
Series 2019A, GO, 5.00%, 7/1/2028	25	32
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016
Series 2017B, GO, 5.00%, 7/1/2031	25	31
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	263
GO, 5.00%, 7/1/2029	500	584
Maricopa County Unified School District No. 97 Deer Valley, School Improvement, Project of 2013
Series 2019E, GO, 5.00%, 7/1/2027	50	62
Maricopa County Unified School District No. 9-Wickenburg, School Improvement
Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	53
Maricopa County Union High School District No. 216 Agua Fria, School Improvement
GO, 4.00%, 7/1/2034	50	60
GO, 4.00%, 7/1/2036	90	107
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016
Series 2017A, GO, 4.00%, 7/1/2030	30	35
Pima County Community College District
Rev., 5.00%, 7/1/2030	60	75
Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010
Series B, GO, AGM, 3.75%, 7/1/2029	20	20
Pinal County School District No. 1 Florence
GO, 5.00%, 7/1/2023	70	75
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2025	1,000	1,124
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2011A, Rev., 5.00%, 12/1/2021	70	70
Series A, Rev., 5.00%, 12/1/2021	1,005	1,005
Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,394
Series 2019A, Rev., 5.00%, 1/1/2037	55	71
Scottsdale Municipal Property Corp., Excise Tax
Rev., 5.00%, 7/1/2026	1,570	1,881
University of Arizona (The)
Series 2012A, Rev., 5.00%, 6/1/2022	1,000	1,023
Rev., 5.00%, 6/1/2026	10	11
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Series 2020A, Rev., 5.00%, 8/1/2036	75	97

Total Arizona		85,783

Arkansas — 0.0%(e)
State of Arkansas, Federal Highway
GO, 5.00%, 10/1/2025	10	11
University of Arkansas, Various Facility Fayetteville Campus
Series 2014A, Rev., 4.50%, 11/1/2024(b)	45	51

Total Arkansas		62

California — 10.3%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.25%, 12/1/2025	75	82
Series 2013A, Rev., 5.25%, 12/1/2027	50	55
Anaheim Public Financing Authority
Series 1997C, Rev., AGM, Zero Coupon, 3/1/2037(b)	30	23
Anaheim Union High School District
GO, 5.00%, 8/1/2022	25	26
GO, 5.00%, 8/1/2025	65	73
Antelope Valley Union High School District
GO, 4.00%, 8/1/2022	55	56
Arcadia Unified School District
GO, 4.00%, 8/1/2038	9,385	10,547
Banning Unified School District
GO, AGM, 5.00%, 8/1/2027	100	119
Bay Area Toll Authority, Toll Bridge
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	41
Series 2019S-H, Rev., 5.00%, 4/1/2044	50	62

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bay Area Water Supply and Conservation Agency, Capital Cost Recovery Prepayment Program
Series 2013 A, Rev., 5.00%, 10/1/2026	60	64
Belmont Joint Powers Financing Authority
Rev., 5.00%, 8/1/2024	20	23
Beverly Hills Unified School District, Election of 2008
GO, 5.00%, 8/1/2026	30	35
Brentwood Union School District, Election of 2016
GO, 5.00%, 8/1/2031	20	24
California Community Choice Financing Authority, Clean Energy Project
Series 2021B-1, Rev., 4.00%, 8/1/2031(c)	3,450	4,178
California Community College Financing Authority, West Valley Mission Community College District
Rev., 5.00%, 6/1/2025(b)	55	64
California Community Housing Agency, Fountains at Emerald Park
Series 2021A-2, Rev., 4.00%, 8/1/2046(d)	2,965	2,996
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2024	350	389
Series 2020A, Rev., 5.00%, 6/1/2027	400	490
Series 2020A, Rev., 5.00%, 6/1/2029	400	512
Series 2020A, Rev., 5.00%, 6/1/2030	250	327
Series 2020A, Rev., 5.00%, 6/1/2031	250	324
Series 2020A, Rev., 5.00%, 6/1/2032	250	323
Series 2020A, Rev., 5.00%, 6/1/2033	300	387
Series 2020A, Rev., 4.00%, 6/1/2034	200	241
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,170
Series 2015A, Rev., 5.00%, 1/1/2029	880	1,028
Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,381
Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,854
Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,328
Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,361
California Educational Facilities Authority, Pepperdine University
Rev., 5.00%, 9/1/2022(b)	315	326
California Educational Facilities Authority, Santa Clara University
Series 2017B, Rev., 5.00%, 4/1/2035	80	97
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Series A, Rev., 5.00%, 8/15/2026	45	54
Rev., 5.00%, 11/15/2027	6,250	7,343
California Health Facilities Financing Authority, Children’s Hospital
Series 2019A, Rev., 5.00%, 11/1/2024	30	34
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,648
California Health Facilities Financing Authority, Memorial Health Service
Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,558
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2024	100	106
Rev., 3.00%, 8/1/2025	50	54
Rev., 3.00%, 8/1/2027	150	165
Rev., 3.00%, 8/1/2028	130	145
Rev., 3.00%, 8/1/2029	150	169
Rev., 5.00%, 8/1/2040	600	746
California Health Facilities Financing Authority, Sutter Health
Series 2016A, Rev., 3.25%, 11/15/2025(b)	1,425	1,580
Series 2016A, Rev., 5.00%, 11/15/2025(b)	1,550	1,826
Series 2017A, Rev., 5.00%, 11/15/2031	110	136
Series 2017A, Rev., 5.00%, 11/15/2032	25	31
Series 2017A, Rev., 5.00%, 11/15/2033	50	62
Series 2018A, Rev., 5.00%, 11/15/2035	25	31
Series 2018A, Rev., 5.00%, 11/15/2036	35	43

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group
Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,088
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund, Green Bond
Rev., 5.00%, 10/1/2026	60	71
Rev., 5.00%, 10/1/2032	25	30
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project
Rev., 5.00%, 2/1/2023(b)	15	16
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2025(b)	185	217
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	179
Rev., 5.00%, 10/1/2027	150	183
Rev., 5.00%, 10/1/2028	150	187
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
Rev., 5.00%, 6/1/2023	80	86
Rev., 5.00%, 6/1/2027	75	91
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2028	900	1,087
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,507
California Municipal Finance Authority, Electric Utility Distribution System
Rev., 5.00%, 10/1/2022	25	26
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,263
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	5,008
California Public Finance Authority, Enso Village Project, Green Bond
Series 2021B-3, Rev., 2.13%, 11/15/2027(d)	1,490	1,503
Series 2021B-2, Rev., 2.38%, 11/15/2028(d)	1,800	1,819
Series 2021B-1, Rev., 3.13%, 5/15/2029(d)	400	405
Series 2021A, Rev., 5.00%, 11/15/2036(d)	400	470
Series 2021A, Rev., 5.00%, 11/15/2046(d)	525	603
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 4.00%, 10/15/2025	250	280
Rev., 4.00%, 10/15/2026	415	474
Rev., 4.00%, 10/15/2027	400	465
Rev., 4.00%, 10/15/2028	360	425
Rev., 5.00%, 10/15/2029	700	829
Rev., 5.00%, 10/15/2030	500	592
Rev., 4.00%, 10/15/2031(c)	345	417
Rev., 5.00%, 10/15/2031	535	633
California School Finance Authority, Kipp Socal Projects
Series 2020A, Rev., 4.00%, 7/1/2040(d)	505	582
California State Public Works Board, California State University, Various Capital Projects
Series C, Rev., 5.00%, 3/1/2032	3,025	3,659
California State Public Works Board, California State University, Various University Projects
Series 2013H, Rev., 5.00%, 9/1/2023(b)	13,405	14,519
California State Public Works Board, State Office Buildings
Series F, Rev., 5.00%, 5/1/2026	3,100	3,562
Series F, Rev., 5.00%, 5/1/2027	5,000	5,731
California State University, Systemwide
Series 2012A, Rev., 4.00%, 11/1/2022(b)	145	150
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,517
Series 2016A, Rev., 5.00%, 11/1/2045	30	35
California Statewide Communities Development Authority
Series 2019B, Rev., 4.00%, 11/15/2023	100	107
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt
Series 2020A, Rev., 5.00%, 4/1/2031	365	471
Series 2020A, Rev., 5.00%, 4/1/2032	900	1,158
Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,701
Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,450
Series 2020A, Rev., 5.00%, 4/1/2035	650	832

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project
Rev., 4.00%, 11/1/2030	145	176
Rev., 4.00%, 11/1/2031	210	258
Rev., 4.00%, 11/1/2033	415	505
Rev., 4.00%, 11/1/2034	435	528
Rev., 4.00%, 11/1/2035	450	545
Rev., 4.00%, 11/1/2041	1,740	2,079
Calleguas Municipal Water District
Series 2016A, Rev., 5.00%, 7/1/2023	35	38
Capistrano Unified School District Community Facilities District No. 90-2, Special Tax
Rev., AGM, 4.00%, 9/1/2023	35	37
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project
Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,132
Central Unified School District
GO, 5.00%, 8/1/2025	110	128
Cerritos Community College District
Series A, GO, 5.00%, 8/1/2029	45	50
Chaffey Community College District
GO, 5.00%, 6/1/2022	25	26
Chino Valley Unified School District
GO, 5.00%, 8/1/2022	60	62
Chula Vista Municipal Financing Authority
Rev., 5.00%, 5/1/2025	15	17
Citrus Community College District
Series A, GO, 5.00%, 8/1/2023	20	22
City of Alameda
GO, 4.00%, 8/1/2033	10	11
City of Brea, Water Utility
Rev., 5.00%, 7/1/2025	25	29
Rev., 5.00%, 7/1/2028	90	114
City of Gilroy, Wastewater
Rev., 5.00%, 8/1/2022	55	57
City of Los Alamitos
COP, 5.00%, 10/1/2023	25	27
City of Los Angeles Department of Airports, International Airport Senior
Series A, Rev., AMT, 5.00%, 5/15/2028	135	154
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2019C, Rev., 5.00%, 5/15/2033	45	57
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	129
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,389
Series C, Rev., 5.00%, 6/1/2026	2,000	2,048
City of Oakland
Series 2015A, GO, 5.00%, 1/15/2023	25	26
City of Pasadena
Series 2016A, Rev., 5.00%, 6/1/2031	25	30
City of Richmond, Wastewater
Series 2019B, Rev., 5.00%, 8/1/2023	40	43
City of San Francisco, Public Utilities Commission
Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,789
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series A-1, GO, 5.00%, 9/1/2036	25	32
City of San Jose, Libraries, Parks and Public Safety Projects
Series 2019C, GO, 5.00%, 9/1/2028	50	64
Series 2019C, GO, 5.00%, 9/1/2032	100	128
City of Santa Rosa, Wastewater
Series 2014A, Rev., 5.00%, 9/1/2022	25	26
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,960
City of Ukiah, Water System
Rev., AGM, 5.00%, 9/1/2023	50	54
Coachella Valley Unified School District
GO, 4.00%, 8/1/2027	20	22
Coachella Valley Unified School District, Election of 2005
Series 2012D, GO, AGM, 5.00%, 8/1/2022(b)	20	21
Contra Costa County Transportation Authority, Sales Tax
Series 2015A, Rev., 5.00%, 3/1/2022	25	25
Series 2012B, Rev., 5.00%, 3/1/2023(b)	50	53
Series 2017A, Rev., 5.00%, 3/1/2023	20	21
Series A, Rev., 5.00%, 3/1/2024	50	56

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Corona Utility Authority, Water Projects
Rev., 5.00%, 9/1/2022	40	41
County of Calaveras
GO, 5.00%, 8/1/2026	100	117
County of San Benito, Jail Facility Project
COP, 5.00%, 10/1/2025	45	53
County of San Joaquin, County Administration Building Project
COP, AGM, 5.00%, 11/15/2029	5	6
County of Santa Clara, Election of 2008
Series 2017C, GO, 5.00%, 8/1/2033	25	31
CSCDA Community Improvement Authority, Essential Housing, Altana-Glendale
Series 2021A-1, Rev., 3.50%, 10/1/2046(d)	6,000	6,025
CSCDA Community Improvement Authority, Essential Housing, Jefferson-Anaheim
Series 2021A-1, Rev., 2.88%, 8/1/2041(d)	2,580	2,484
CSCDA Community Improvement Authority, Essential Housing, Orange Portfolio
Series 2021A-1, Rev., 2.80%, 3/1/2047(d)	13,585	12,536
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio
Series 2021A-1, Rev., 2.65%, 12/1/2046(d)	1,500	1,401
CSCDA Community Improvement Authority, Essential Housing, Senior Lien
Series 2021A-1, Rev., 2.45%, 2/1/2047(d)	3,000	2,703
Desert Community College District
GO, 5.00%, 8/1/2022	50	52
GO, 5.00%, 8/1/2031	2,250	2,753
Desert Sands Unified School District
COP, 5.00%, 3/1/2023	70	74
Series A, GO, 5.00%, 6/1/2026	40	43
GO, 5.00%, 8/1/2026	2,200	2,567
Desert Sands Unified School District, Election of 2014
GO, 4.00%, 8/1/2038	1,000	1,153
Downey Public Finance Authority
Rev., 5.00%, 12/1/2022	100	105
Downey Unified School District, Election of 2014
Series B, GO, 5.00%, 8/1/2032	50	63
Dry Creek Joint Elementary School District
Rev., AGM, 5.00%, 9/1/2022	25	26
East Bay Municipal Utility District, Water System
Series 2015B, Rev., 5.00%, 6/1/2024	45	50
East Side Union High School District
Series 2016B, GO, 5.00%, 8/1/2027	50	60
East Side Union High School District, Election of 2012
Series B, GO, 5.00%, 8/1/2030	25	29
El Camino Community College District Foundation (The)
GO, 5.00%, 8/1/2022	25	26
El Centro Financing Authority
Series 2021B, Rev., 4.00%, 10/1/2029	265	315
Series 2021B, Rev., 4.00%, 10/1/2030	275	330
Series 2021B, Rev., 4.00%, 10/1/2031	285	345
El Monte City School District
GO, BAN, Zero Coupon, 4/1/2023	525	522
Elsinore Valley Municipal Water District Financing Authority
Series 2016A, Rev., 5.00%, 7/1/2023	30	32
Escondido Union School District, Election of 2014
Series A, GO, 5.00%, 8/1/2027	100	116
Fairfield-Suisun Unified School District, Election of 2016
GO, 5.00%, 8/1/2026	50	60
Foothill-De Anza Community College District
GO, 5.00%, 8/1/2024(b)	65	73
Fremont Union High School District
Series 2019A, GO, 5.00%, 8/1/2030	75	92
Fullerton Joint Union High School District, Election of 2014
Series 2015A, GO, 5.00%, 8/1/2022	30	31
Garden Grove Unified School District, Election of 2010
Series C, GO, 5.00%, 8/1/2023(b)	1,390	1,500
Glendale Unified School District
Series 2015A, GO, 5.00%, 9/1/2023	25	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series A, Rev., 5.00%, 6/1/2025(b)	4,000	4,632
Series A-1, Rev., 3.50%, 6/1/2036	4,690	4,738
Grossmont-Cuyamaca Community College District, Election of 2002
Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,695
Hayward Unified School District
GO, AGM, 5.00%, 8/1/2027	55	66
Hillsborough City School District
Series A, GO, 4.00%, 9/1/2022	35	36
Hollister Joint Powers Financing Authority
Rev., AGM, 5.00%, 6/1/2031	65	77
Huntington Beach Union High School District
GO, 5.00%, 8/1/2023(b)	10	11
Imperial Irrigation District Electric System
Series 2016B-2, Rev., 5.00%, 11/1/2026	80	97
Irvine Ranch Water District
COP, 5.00%, 3/1/2032	2,275	2,723
Jefferson Union High School District, Election of 2012
Series A, GO, 4.00%, 8/1/2022	65	67
John Swett Unified School District
Series A-1, GO, AGM, 5.00%, 8/1/2027	50	61
La Canada Unified School District, Election of 2017
Series 2018A, GO, 5.00%, 8/1/2031	50	63
Lincoln Public Financing Authority
Series A, Rev., 4.00%, 10/1/2023	25	27
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2022	9,545	9,995
Long Beach Community College District, Election of 2002
Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,258
Long Beach Community College District, Election of 2016
Series 2019C, GO, 4.00%, 8/1/2045	40	46
Los Angeles Community College District
Series G, GO, 4.00%, 8/1/2022	25	25
Series 2015A, GO, 5.00%, 8/1/2023	20	22
Series A, GO, 4.00%, 8/1/2024(b)	2,300	2,523
Series A, GO, 5.00%, 8/1/2024(b)	24,000	26,957
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building
Series 2018A, Rev., 5.00%, 12/1/2023	25	27
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax
Series 2017A, Rev., 5.00%, 7/1/2023	35	38
Series A, Rev., 5.00%, 7/1/2030	4,925	6,075
Los Angeles County Metropolitan Transportation Authority, R Senior Sales Tax
Series 2016A, Rev., 5.00%, 6/1/2023	35	38
Los Angeles County Public Works Financing Authority
Series 2019E1, Rev., 4.00%, 12/1/2023	35	38
Los Angeles Department of Water & Power, Power System
Series 2019B, Rev., 5.00%, 7/1/2024	275	308
Series 2014B, Rev., 5.00%, 7/1/2026	15	16
Series 2014D, Rev., 5.00%, 7/1/2027	50	56
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,396
Series B, Rev., 5.00%, 7/1/2029	10,000	12,126
Series 2015A, Rev., 5.00%, 7/1/2030	270	307
Series 2018A, Rev., 5.00%, 7/1/2030	35	44
Series D, Rev., 5.00%, 7/1/2030	2,710	3,025
Series 2019C, Rev., 5.00%, 7/1/2031	85	110
Series A, Rev., 5.00%, 7/1/2031	2,055	2,490
Series B, Rev., 5.00%, 7/1/2031	3,400	3,718
Series D, Rev., 5.00%, 7/1/2031	2,500	2,790
Series A, Rev., 5.00%, 7/1/2032	2,550	3,088
Series B, Rev., 5.00%, 7/1/2032	3,075	3,362

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,051
Series D, Rev., 5.00%, 7/1/2033	390	435
Series 2018D, Rev., 5.00%, 7/1/2034	30	38
Series 2019B, Rev., 5.00%, 7/1/2034	110	140
Series D, Rev., 5.00%, 7/1/2034	4,750	5,294
Series D, Rev., 5.00%, 7/1/2035	250	279
Series 2019A, Rev., 5.00%, 7/1/2039	35	44
Series 2019D, Rev., 5.00%, 7/1/2044	30	38
Los Angeles Department of Water & Power, Water System
Series 2014A, Rev., 5.00%, 7/1/2024	35	39
Series 2016A, Rev., 5.00%, 7/1/2030	60	71
Series 2017A, Rev., 5.00%, 7/1/2030	30	36
Series 2018B, Rev., 5.00%, 7/1/2031	60	76
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	13,070
Series C, GO, 5.00%, 7/1/2026	5,505	6,148
Los Angeles Unified School District, Election of 2005
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,593
Series M-1, GO, 5.00%, 7/1/2033	4,305	5,323
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2030	1,250	1,296
Los Rios Community College District, Election of 2008
Series B, GO, 5.00%, 8/1/2022	25	26
Madera Irrigation District
Rev., AGM, 5.00%, 9/1/2025	150	176
Marin Community College District
GO, 5.00%, 8/1/2023	35	38
Marin Water District Financing Authority, Subordinate Lien
Rev., 5.00%, 7/1/2027	40	50
Marina Coast Water District, Tax-Exempt, Senior Lien
Series A, Rev., 5.00%, 6/1/2029	25	29
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	699
GO, Zero Coupon, 7/1/2035	725	462
GO, Zero Coupon, 7/1/2036	1,150	697
GO, Zero Coupon, 7/1/2037	1,950	1,127
GO, Zero Coupon, 7/1/2041	1,250	601
Merced City School District, Election of 2014
GO, 4.00%, 8/1/2025	50	56
Merced Community College District No. 1, School Facilities Improvement
GO, 5.00%, 8/1/2022	25	26
Metropolitan Water District of Southern California, Waterworks
Series 2018B, Rev., 5.00%, 9/1/2028	700	892
Series 2016A, Rev., 5.00%, 7/1/2030	30	35
Series 2019A, Rev., 5.00%, 7/1/2030	75	96
Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1
Rev., 5.00%, 9/1/2027	75	87
Montebello Public Financing Authority, Sales Tax, Limited Tax
Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	446
Mount San Antonio Community College District, Election of 2018
Series 2019A, GO, 5.00%, 8/1/2028	50	64
Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,989
Series C, GO, Zero Coupon, 8/1/2027	1,000	944
Murrieta Valley Unified School District
GO, AGM, 5.00%, 9/1/2025	1,400	1,596
Murrieta Valley Unified School District, Election of 2014
Series 2014A, GO, AGM, 4.00%, 3/1/2025(b)	25	28
Napa Sanitation District
Rev., 4.00%, 8/1/2023	25	27
Nevada Irrigation District, Joint Powers Authority
Series 2016A, Rev., 5.00%, 3/1/2024	95	105
Newhall School District, School Facilities Improvement, Election of 2011
Series 2011A, GO, 4.00%, 8/1/2022	35	36

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Newport Mesa Unified School District, Election of 2005
Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	7,254
North Orange County Community College District, Election of 2014
Series 2016A, GO, 4.00%, 8/1/2025	20	23
Novato Sanitary District, Wastewater
Rev., 5.00%, 2/1/2022	30	30
Rev., 5.00%, 2/1/2026	65	77
Novato Unified School District, Election of 2019
Series 2019B, GO, 5.00%, 8/1/2026	25	30
Oakdale Irrigation District
Series 2016A, Rev., 5.00%, 8/1/2022	30	31
Oakland Joint Powers Financing Authority
Rev., 5.00%, 11/1/2025	100	117
Ocean View School District, Orange County, Election of 2016
Series 2016B, GO, 6.00%, 8/1/2026	115	144
Oceanside Unified School District
GO, 5.00%, 8/1/2024	5	6
Ohlone Community College District, Election of 2010
Series D, GO, 4.00%, 8/1/2022	40	41
Orange County Sanitation District, Wastewater
Series 2016A, Rev., 5.00%, 2/1/2027	45	53
Orange County Water District
Series A, Rev., 5.00%, 8/15/2034	650	785
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project
Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	119
Orange Unified School District, Election of 2016
GO, 5.00%, 8/1/2031	85	107
Otay Water District Financing Authority
Series 2018A, Rev., 5.00%, 9/1/2022	35	36
Palm Springs Financing Authority
Rev., 5.00%, 11/1/2022	25	26
Palm Springs Unified School District, Election of 2008
Series D, GO, 4.00%, 8/1/2024	65	71
Palomar Community College District
GO, 5.00%, 5/1/2022	25	26
GO, 5.00%, 5/1/2023	20	21
Pittsburg Unified School District
GO, 5.00%, 8/1/2023	55	59
Pleasanton Unified School District, Election of 2016
GO, 5.00%, 8/1/2027	20	25
Plumas Unified School District, Election of 2016
Series B, GO, 5.00%, 8/1/2024	50	56
Pomona Unified School District
GO, AGM, 5.00%, 8/1/2027	50	59
Rancho Water District Financing Authority
Series 2019A, Rev., 5.00%, 8/1/2023	25	27
Regents of the University of California Medical Center Pooled
Series 2016L, Rev., 5.00%, 5/15/2041	155	183
Rio Hondo Community College District, Election of 2019
Series 2019B, GO, 5.00%, 8/1/2025	40	47
Riverside County Infrastructure Financing Authority
Series 2016A, Rev., 4.00%, 11/1/2023	25	27
Riverside County Infrastructure Financing Authority, Capital Projects
Series 2017C, Rev., 5.00%, 5/1/2025	25	29
Riverside County Infrastructure Financing Authority, Indio Law Building
Series 2017A, Rev., 4.00%, 11/1/2023	40	43
Riverside County Public Financing Authority, Capital Facilities Project
Rev., 4.25%, 11/1/2025(b)	35	40
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects
Series 2017A, Rev., 5.00%, 10/1/2026	75	90
Riverside County Redevelopment Successor Agency, Desert Communities Redevelopment Project
Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	129
Riverside County Transportation Commission, Sales Tax
Series 2013A, Rev., 5.00%, 6/1/2023	55	59
Series 2013A, Rev., 5.25%, 6/1/2023(b)	4,525	4,866

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017B, Rev., 5.00%, 6/1/2032	60	74
Series 2017A, Rev., 5.00%, 6/1/2033	30	37
Series 2017B, Rev., 5.00%, 6/1/2035	45	56
Riverside Public Financing Authority
Series 2012A, Rev., 5.00%, 11/1/2023	95	99
Riverside Unified School District, Election of 2016
Series B, GO, 4.00%, 8/1/2042	50	57
Ross Valley Public Financing Authority
Series A, Rev., 4.00%, 1/1/2023	25	26
Rowland Unified School District, Election of 2012
Series A, GO, 5.25%, 8/1/2023(b)	2,750	2,980
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2
Series 2016A, 5.00%, 10/1/2023	125	136
Sacramento City Financing Authority, Master Lease Program Facilities
Series 2015A, Rev., 5.00%, 12/1/2023	135	148
Sacramento County Sanitation Districts Financing Authority
Series 2014A, Rev., 5.00%, 12/1/2027	60	67
San Diego Community College District
GO, 5.00%, 8/1/2022	30	31
GO, 5.00%, 8/1/2025	25	29
San Diego County Regional Airport Authority, Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2031	25	32
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities
Series 2012B, Rev., 4.00%, 4/15/2027	70	71
San Dieguito School Facilities Financing Authority, Special Tax
Rev., 5.00%, 3/1/2024	30	33
Rev., 5.00%, 3/1/2025	125	143
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2013C, GO, 4.00%, 8/1/2022	25	26
Series D, GO, 5.00%, 8/1/2030	3,000	3,478
Series 2019F-1, GO, 5.00%, 8/1/2031	85	111
Series D, GO, 5.00%, 8/1/2032	55	64
Series 2019F-1, GO, 5.00%, 8/1/2033	25	33
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	510	592
Series A, Rev., 5.00%, 7/1/2026	475	551
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	222
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Co. LLC
Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,871
San Francisco County Transportation Authority, Sales Tax
Rev., 3.00%, 2/1/2022	25	25
San Francisco Municipal Transportation Agency
Series 2018B, Rev., 5.00%, 3/1/2028	60	73
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2023	20	21
Rev., 5.00%, 3/1/2026	40	47
Rev., 5.00%, 3/1/2031	2,185	2,639
Rev., 5.00%, 3/1/2032	2,000	2,416
Rev., 5.00%, 3/1/2033	750	905
San Joaquin Delta Community College District
Series 2015A, GO, 5.00%, 8/1/2022	25	26
San Jose Unified School District
GO, 5.00%, 8/1/2023	25	27
San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2023(b)	9,210	9,940
San Juan Unified School District, Election of 2012
Series 2019N, GO, 4.00%, 8/1/2025	125	141
San Luis Coastal Unified School District, Election of 2014
Series C, GO, 4.00%, 8/1/2025	25	28
Series A, GO, 5.00%, 8/1/2026	75	84
Series B, GO, 5.00%, 8/1/2026	75	91

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange Project
Rev., 4.00%, 11/1/2023	75	80
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	73
GO, 4.00%, 8/1/2033	25	29
San Marcos Unified School, District No. 4, Community Facilities, Special Tax
Rev., 4.00%, 9/1/2025	55	60
San Mateo Foster City School District, Election of 2008
Series 2012C, GO, 5.00%, 8/1/2022	25	26
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center
Series 2014A, Rev., 5.00%, 6/15/2027	75	84
San Mateo Joint Powers Financing Authority, Youth Services Campus
Series A, Rev., 5.00%, 7/15/2027	25	30
San Mateo Union High School District, Election of 2006
Series 2013A, GO, 5.00%, 9/1/2023(b)	80	87
Santa Clara County Financing Authority
Series 2016A, Rev., 5.00%, 11/15/2023	65	71
Santa Clara County Financing Authority, County Facilities
Series A, Rev., 5.00%, 5/1/2028	25	32
Series 2019A, Rev., 4.00%, 5/1/2034	55	65
Santa Clara County Financing Authority, Multiple Facilities Projects
Series 2015P, Rev., 5.00%, 5/15/2029	8,400	9,655
Santa Clara Unified School District
GO, 5.00%, 7/1/2025	25	29
Santa Clara Unified School District, Election of 2014
GO, 5.00%, 7/1/2022	35	36
GO, 5.00%, 7/1/2027	25	30
Santa Clara Valley Water District, Water System
Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,760
Santa Clarita Community College District
GO, 4.00%, 8/1/2022	25	26
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program
Series 2016B, Rev., 4.00%, 10/1/2026	75	87
Santa Cruz County Redevelopment Successor Agency
Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	58
Santa Cruz Libraries Facilities Financing Authority, Special Tax
Rev., 5.00%, 9/1/2026	150	180
Santa Margarita Water District, Community Facilities District No. 99-1, Special Tax
Series 2017A, Rev., 5.00%, 9/1/2024	280	313
Santa Margarita-Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,165
Series A, Rev., 5.00%, 8/1/2032	1,030	1,264
Series A, Rev., 5.00%, 8/1/2033	1,455	1,784
Santa Monica Community College District, Election of 2016
Series 2018A, GO, 5.00%, 8/1/2022	35	37
Series 2018A, GO, 4.00%, 8/1/2035	25	29
Santa Monica Public Financing Authority, City Services Building Project
Rev., 5.00%, 7/1/2028	45	56
Santa Monica-Malibu Unified School District
Series 2016C, GO, 4.00%, 7/1/2024	30	33
GO, 5.00%, 8/1/2024	70	79
Santa Rosa High School District
GO, 5.00%, 8/1/2022(b)	40	41
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects, Tax Exempt
Series 2017A, Rev., 5.00%, 8/1/2031	100	122
Schools Infrastructure Financing Agency, Special Tax
Rev., AGM, 4.00%, 9/1/2034	105	114
Scotts Valley Unified School District
GO, 5.00%, 8/1/2023	30	32
Sewerage Agency of Southern Marin
Rev., 5.00%, 7/1/2022	25	26
Sierra View Local Health Care District
Rev., 4.00%, 7/1/2026	150	170
Rev., 5.00%, 7/1/2027	155	188

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 7/1/2028	165	204
Rev., 5.00%, 7/1/2029	160	202
Rev., 5.00%, 7/1/2030	155	200
Simi Valley Unified School District
GO, 4.00%, 8/1/2022	25	26
GO, 5.00%, 8/1/2027	30	37
Simi Valley Unified School District, Election of 2016
Series B, GO, 4.00%, 8/1/2022	30	31
Sonoma County Junior College District
Series 2013A, GO, 5.00%, 8/1/2022	25	26
Sonoma Valley Unified School District, Election of 2016
GO, 4.00%, 8/1/2042	25	29
South Orange County Public Financing Authority
Rev., 5.00%, 4/1/2027	50	59
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2023	25	27
Rev., 5.00%, 8/1/2026	75	87
Southwestern Community College District
Series 2016B, GO, 4.00%, 8/1/2023	35	37
Series 2016B, GO, 4.00%, 8/1/2025	50	56
Series A, GO, 4.00%, 8/1/2038	1,000	1,164
State Center Community College District
GO, 5.25%, 8/1/2022(b)	5,450	5,635
GO, 5.00%, 8/1/2030	40	46
State of California Department of Water Resources, Central Valley Project, Water System
Series AR, Rev., 5.00%, 12/1/2022	25	26
Series AX, Rev., 5.00%, 12/1/2022	35	37
Series BA, Rev., 5.00%, 12/1/2031	65	84
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, 4.00%, 12/1/2024	15	16
GO, 5.00%, 10/1/2025	40	47
GO, AMBAC, 5.00%, 2/1/2027	565	688
GO, 5.00%, 8/1/2030	24,000	27,288
GO, 4.00%, 9/1/2033	1,340	1,537
Tahoe-Truckee Sanitation Agency, Wastewater
Rev., 5.00%, 7/1/2022	35	36
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2
Series B, GO, 5.00%, 8/1/2028	25	30
Temple City Unified School District
GO, NATL-RE, 5.25%, 8/1/2022	2,485	2,567
Tustin Unified School District, School Facilities Improvement Districts No. 2002-1
GO, 5.00%, 6/1/2022	25	26
Union Elementary School District
Series C, GO, 5.00%, 9/1/2027	50	62
University of California
Series 2013 AF, Rev., 5.00%, 5/15/2023(b)	60	64
Series 2017AY, Rev., 5.00%, 5/15/2028	55	67
Series 2018AZ, Rev., 5.00%, 5/15/2029	30	38
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	44
Series 2019BB, Rev., 5.00%, 5/15/2033	20	26
Series 2018AZ, Rev., 5.00%, 5/15/2034	25	31
University of California, Limited Project
Series G, Rev., 5.00%, 5/15/2022(b)	2,885	2,948
Series 2015-I, Rev., 5.00%, 5/15/2023	30	32
Series 2012G, Rev., 5.00%, 5/15/2029	5,615	5,737
Series 2017M, Rev., 5.00%, 5/15/2036	25	31
Val Verde Unified School District, Election of 2020
Series 2020A, GO, 4.00%, 8/1/2035	250	293
Ventura County Community College District
GO, 5.00%, 8/1/2022	25	26
Ventura County Public Financing Authority
Series 2016A, Rev., 5.00%, 11/1/2027	55	67
Vista Joint Powers Financing Authority
Rev., 5.25%, 5/1/2037	100	115
Vista Unified School District, 2018 Election
Series 2019A, GO, 5.00%, 8/1/2022	60	62

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Walnut Energy Center Authority
Series 2014A, Rev., 5.00%, 1/1/2022	25	25
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election
Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26
West Hollywood Public Financing Authority, Hollywood Park Phase II
Rev., 5.00%, 4/1/2022	45	46
West Valley-Mission Community College District, Election of 2012, Tax Exempt
GO, 5.00%, 8/1/2027	40	46
Series 2015B, GO, 5.00%, 8/1/2027	40	47
Westside Union School District, 2012 Election
Series A, GO, 4.00%, 8/1/2022	25	26
Whittier Union High School District
Series 2014B, GO, 4.00%, 8/1/2022	30	31
Wiseburn School District
Series 2016A, GO, 5.00%, 8/1/2031	50	60
Yuba City Unified School District, School Facilities Project
COP, AGM, 4.00%, 10/1/2025	1,100	1,235

Total California		476,003

Colorado — 2.5%
Adams & Arapahoe Joint School District 28J Aurora
GO, 5.00%, 12/1/2024	50	52
Adams 12 Five Star Schools, The City & County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,831
GO, 5.50%, 12/15/2032	625	815
Adams County School District No. 1, Mapleton Public Schools
GO, 4.00%, 12/1/2030	25	29
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.50%, 12/1/2028	40	52
Series 2019A, GO, 5.50%, 12/1/2029	25	33
Board of Governors of Colorado State University System
Series 2019A, Rev., 4.00%, 3/1/2037	50	60
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J
Series 2016A, GO, 5.00%, 12/15/2028	5,000	5,841
Broadway Park North Metropolitan District No. 2, Limited Tax
GO, 5.00%, 12/1/2040(d)	550	606
Canyon Pines Metropolitan District Special Improvement District No. 1
Series 2021A-2, Rev., 3.75%, 12/1/2040	1,325	1,276
City and County of Broomfield, Sales and Use Tax
COP, 5.00%, 12/1/2025	30	35
City and County of Denver, Airport System
Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	26
Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,223
Series 2017B, Rev., 5.00%, 11/15/2033	25	31
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,482
City of Aurora, First Lien Water, Green Bonds
Rev., 5.00%, 8/1/2024	15	17
City of Colorado Springs, Utilities System Improvement
Series A-1, Rev., 5.00%, 11/15/2023	30	33
City of Commerce City
COP, AGM, 4.00%, 12/15/2037	150	172
City of Englewood
GO, 5.00%, 12/1/2025	45	53
GO, 5.00%, 12/1/2029	15	19
Clear Creek Transit Metropolitan District No. 2, Limited Tax
Series 2021A, GO, 5.00%, 12/1/2041	575	627
Series 2021A, GO, 5.00%, 12/1/2050	500	545
Colorado Crossing Metropolitan District No. 2, Limited Tax
Series 2020A-2, GO, 4.00%, 12/1/2030	1,065	1,118
Series 2020A-1, GO, 5.00%, 12/1/2047	2,000	2,158
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2025	25	27
Rev., 4.00%, 5/1/2027	30	33
Rev., 4.00%, 5/1/2029	35	40
Rev., 4.00%, 5/1/2031	30	34
Rev., 4.00%, 5/1/2041	85	95
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project
Rev., 4.00%, 12/1/2030(d)	595	631
Rev., 5.00%, 12/1/2040(d)	555	613

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Colorado Educational and Cultural Facilities Authority, University Denver Project
Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,857
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Rev., 5.00%, 11/15/2028	30	36
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2033	1,000	1,282
Rev., 5.00%, 10/1/2034	1,100	1,405
Rev., 4.00%, 10/1/2035	725	848
Rev., 4.00%, 10/1/2037	400	466
Rev., 4.00%, 10/1/2038	300	349
Rev., 4.00%, 10/1/2039	270	313
Rev., 4.00%, 10/1/2040	300	348
Colorado Health Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,173
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,270
Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,531
Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,531
Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,346
Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,516
Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,140
Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,512
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 3.00%, 9/1/2024	235	250
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,164
Colorado Health Facilities Authority, School Health System
Series 2013A, Rev., 5.50%, 1/1/2035	4,500	4,955
Colorado Health Facilities Authority, Valley View Hospital Association Project
Rev., 2.80%, 5/15/2023(c)	2,400	2,453
Colorado Mountain College Project
COP, 5.00%, 8/1/2031	30	36
Colorado State Board for Community Colleges and Occupational Educational System
Series 2019A, Rev., 5.00%, 11/1/2025	40	47
County of Adams
COP, 5.00%, 12/1/2031	1,100	1,281
COP, 5.00%, 12/1/2034	500	581
County of Eagle
COP, 5.00%, 12/1/2028	25	29
County of Gunnison
COP, 4.00%, 12/1/2033	50	59
County of Pueblo, Community Improvement Projects
COP, 5.00%, 12/1/2026	50	60
Dawson Ridge Metropolitan District No. 1, Limited Tax
Series A, GO, Zero Coupon, 10/1/2022(b)	10,000	9,974
Debeque School District No. 49JT
GO, 4.00%, 12/1/2024	10	11
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,271
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,771
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,683
Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,388
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 5.00%, 12/15/2028	20	26
Ebert Metropolitan District
Series 2018A-2, GO, 5.00%, 12/1/2034	170	211
El Paso County School District No. 3 Widefield
GO, 5.00%, 12/1/2034	50	60
El Paso County School District No. 49 Falcon
Series 2017B, COP, 5.00%, 12/15/2028	25	30
Jefferson Center Metropolitan District No. 1
Series 2020A-2, Rev., 4.13%, 12/1/2040	290	306
Jefferson County School District R-1
COP, 5.00%, 12/15/2028	5	6
Larimer County School District No. R-1 Poudre
GO, 5.00%, 12/15/2037	2,450	3,085
Montrose County School District RE-1J
GO, 5.00%, 12/1/2036	200	239
Peak Metropolitan District No. 1
Series A, GO, 4.00%, 12/1/2035(d)	500	534
Series A, GO, 5.00%, 12/1/2041(d)	500	549
Series A, GO, 5.00%, 12/1/2051(d)	550	599

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Raindance Metropolitan District No. 1, Non-Potable Water System
Rev., 5.00%, 12/1/2040	750	818
Regional Transportation District, Denver Transit Partners
Rev., 5.00%, 7/15/2031	500	647
Rev., 5.00%, 1/15/2032	700	903
Rev., 4.00%, 7/15/2033	1,935	2,400
Rev., 4.00%, 7/15/2034	1,000	1,195
Rev., 4.00%, 7/15/2035	1,000	1,197
Reunion Metropolitan District Series 2021A,
Rev., 3.63%, 12/1/2044	500	497
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2031(d)	750	812
Series 2021A, GO, 5.00%, 12/1/2041(d)	750	791
State of Colorado
Series 2018A, COP, 4.00%, 12/15/2034	75	89
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement
COP, 5.00%, 6/15/2023	45	48
COP, 5.00%, 6/15/2041	1,500	1,736
State of Colorado, Building Excellent Schools Today
Series 2018N, COP, 5.00%, 3/15/2028	75	94
University of Colorado, Enterprise System
Series 2013A, Rev., 5.00%, 6/1/2023	25	27
Series 2014A, Rev., 5.00%, 6/1/2024(b)	60	67
Series 2015A, Rev., 5.00%, 6/1/2025(b)	25	29
Series 2019B, Rev., 5.00%, 6/1/2028	25	31
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	29
University of Northern Colorado, Institutional Enterprise
Series 2018B, Rev., 4.00%, 6/1/2035	250	289
Verve Metropolitan District No. 1
GO, 5.00%, 12/1/2036	500	558
GO, 5.00%, 12/1/2041	1,125	1,243
Weld County School District No. RE-2 Eaton
GO, 5.00%, 12/1/2035	40	52
Windler Public Improvement Authority, Limited Tax
Series 2021 A-1, Rev., 4.00%, 12/1/2031	535	547
Series 2021 A-1, Rev., 4.00%, 12/1/2036	7,500	7,570
Series 2021 A-1, Rev., 4.00%, 12/1/2041	6,750	6,695

Total Colorado		114,552

Connecticut — 1.3%
City of Derby
Series A, GO, 5.00%, 8/1/2027	15	18
City of Milford
Series 2014B, GO, 4.00%, 11/1/2026	50	55
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	109
Series A, Rev., 5.00%, 8/15/2024	100	108
Series A, Rev., 5.00%, 8/15/2025	350	378
Series 2013A, Rev., 5.00%, 8/15/2026	150	162
Series 2013A, Rev., 5.00%, 8/15/2027	250	269
Series A, Rev., 5.00%, 8/15/2029	300	323
Connecticut State Health and Educational Facilities Authority, Connecticut State University System
Series N, Rev., 5.00%, 11/1/2025	4,165	4,509
Connecticut State Health and Educational Facilities Authority, McLean
Series 2020A, Rev., 5.00%, 1/1/2030(d)	250	284
Series 2020A, Rev., 5.00%, 1/1/2045(d)	500	554
Connecticut State Health and Educational Facilities Authority, Nuvance Health
Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,290
Connecticut State Health and Educational Facilities Authority, Sacred Heart University
Series K, Rev., 5.00%, 7/1/2032	700	897
Series K, Rev., 5.00%, 7/1/2033	625	800
Series K, Rev., 5.00%, 7/1/2034	725	926

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K, Rev., 5.00%, 7/1/2035	525	669
Series K, Rev., 5.00%, 7/1/2036	1,000	1,272
Series K, Rev., 5.00%, 7/1/2037	1,750	2,222
Series K, Rev., 5.00%, 7/1/2038	2,750	3,484
Series K, Rev., 5.00%, 7/1/2040	1,600	2,020
Connecticut State Health and Educational Facilities Authority, Trinity College
Series R, Rev., 4.00%, 6/1/2045	2,250	2,643
State of Connecticut
Series 2017A, GO, 5.00%, 4/15/2024	160	177
Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,897
Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,086
Series 2014A, GO, 4.00%, 3/1/2034	40	43
Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,353
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,654
Series 2016A, GO, 4.00%, 3/15/2036	60	67
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,892
Series 2017A, GO, 4.00%, 4/15/2037	460	524
Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,275
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2017A, Rev., 4.00%, 5/1/2023	20	21
Series 2015A, Rev., 5.00%, 3/1/2024	70	77
Series 2015A, Rev., 5.00%, 3/1/2025	170	195
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,796
Series 2013A, Rev., 5.00%, 10/1/2029	25	27
Series A, Rev., 5.00%, 9/1/2030	2,000	2,244
Series 2016A, Rev., 5.00%, 9/1/2031	25	30
Series 2015A, Rev., 5.00%, 8/1/2032	15	17
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project
Rev., 4.00%, 4/1/2031(d)	300	330
Rev., 4.00%, 4/1/2036(d)	485	520
Rev., 4.00%, 4/1/2041(d)	550	583
Town of Trumbull
Series B, GO, 5.00%, 9/1/2025	50	58

Total Connecticut		61,858

Delaware — 0.3%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2023	355	374
Rev., 4.00%, 9/1/2025	385	426
Rev., 4.00%, 9/1/2030	530	608
Rev., 5.00%, 9/1/2040	1,550	1,924
Rev., 5.00%, 9/1/2050	600	733
Delaware State Economic Development Authority, St. Andrews School Project
Rev., 4.00%, 7/1/2041	5,000	5,929
Delaware Transportation Authority, Transportation System
Rev., 5.00%, 7/1/2023	40	43
Rev., 5.00%, 7/1/2025	25	29
Rev., 5.00%, 7/1/2026	25	30
State of Delaware
Series 2019A, GO, 5.00%, 10/1/2022	45	47
University of Delaware
Rev., 5.00%, 11/1/2035	525	667
Rev., 5.00%, 11/1/2039	875	1,104

Total Delaware		11,914

District of Columbia — 1.1%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2027	50	58
Series 2018A, GO, 5.00%, 6/1/2027	25	31
Series D, GO, 5.00%, 6/1/2028	1,500	1,842
Series 2016A, GO, 5.00%, 6/1/2029	25	30
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,527
Series D, GO, 5.00%, 6/1/2030	3,750	4,531
Series D, GO, 5.00%, 6/1/2031	50	60
Series A, GO, 5.00%, 6/1/2035	7,175	8,222
Series A, GO, 5.00%, 6/1/2036	4,200	4,807

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
District of Columbia, Income Tax
Series 2012C, Rev., 4.00%, 12/1/2022	20	21
Series 2012A, Rev., 5.00%, 12/1/2022	20	21
Series 2019C, Rev., 5.00%, 10/1/2031	35	45
Series 2020A, Rev., 5.00%, 3/1/2038	70	90
Series 2020A, Rev., 5.00%, 3/1/2040	210	270
District of Columbia, Kipp DC Project
Rev., 5.00%, 7/1/2023	100	107
Rev., 5.00%, 7/1/2024	100	111
Rev., 5.00%, 7/1/2025	180	206
Series 2017A, Rev., 5.00%, 7/1/2025	100	114
Rev., 5.00%, 7/1/2026	185	217
Rev., 5.00%, 7/1/2027	115	138
Rev., 5.00%, 7/1/2028	250	307
Rev., 5.00%, 7/1/2029	255	319
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien
Series B, Rev., 5.00%, 10/1/2037	100	116
Metropolitan Washington Airports Authority Aviation
Series 2019B, Rev., 5.00%, 10/1/2027	75	93
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	219
Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail and Capital Improvement Projects
Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	570
Washington Convention and Sports Authority, Senior Lien Dedicated Tax
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	2,038
Series A, Rev., 5.00%, 10/1/2026	5,005	6,008
Series A, Rev., 5.00%, 10/1/2027	4,620	5,675
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,931
Series A, Rev., 5.00%, 10/1/2029	2,690	3,269
Washington Metropolitan Area Transit Authority
Series B, Rev., 5.00%, 7/1/2029	5	6
Series 2017B, Rev., 5.00%, 7/1/2030	50	61
Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,316
Rev., 5.00%, 7/1/2034	5	6
Series 2017B, Rev., 5.00%, 7/1/2034	75	91

Total District of Columbia		52,473

Florida — 3.0%
Bay County School Board
Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,066
Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	870
Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,283
Brevard County Health Facilities Authority, Health First, Inc., Project
Rev., 5.00%, 4/1/2022	1,000	1,016
Rev., 5.00%, 4/1/2024	1,400	1,549
Broward County. Water & Sewer Utility
Series B, Rev., 5.00%, 10/1/2025	35	41
Capital Projects Finance Authority, Capital Projects Loan Program - Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	608
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,136
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,164
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,189
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,211
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2037	120	147
City of Jacksonville
Series 2016A, Rev., 5.00%, 10/1/2027	100	121
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	582
Rev., 4.00%, 11/1/2037	1,040	1,207
Rev., 4.00%, 11/1/2038	1,085	1,257
Rev., 4.00%, 11/1/2039	1,650	1,907
Rev., 4.00%, 11/1/2040	2,170	2,505
City of Pompano Beach
GO, 5.00%, 7/1/2023	30	32
GO, 5.00%, 7/1/2030	110	139
City of Tallahassee, Utility System
Rev., 5.00%, 10/1/2023	50	54
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2026	100	119
Series 2020B, Rev., 5.00%, 7/1/2027	125	153

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020B, Rev., 5.00%, 7/1/2028	230	288
Series 2020B, Rev., 5.00%, 7/1/2029	225	287
Series 2020B, Rev., 5.00%, 7/1/2030	250	325
Series 2020B, Rev., 5.00%, 7/1/2031	325	419
Series 2020B, Rev., 5.00%, 7/1/2032	250	321
Series 2020B, Rev., 5.00%, 7/1/2033	250	321
Series 2020B, Rev., 5.00%, 7/1/2034	300	384
Series 2020B, Rev., 5.00%, 7/1/2035	300	384
Series 2020B, Rev., 5.00%, 7/1/2036	500	638
Series 2020B, Rev., 4.00%, 7/1/2038	185	217
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,874
Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,954
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,517
City of West Palm Beach, Special Obligation
Series C, Rev., 5.00%, 10/1/2028	25	30
County of Broward, Airport System
Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,259
County of Broward, Professional Sports Facilities, Civic Arena Project
Rev., 5.00%, 9/1/2024	40	43
County of Escambia, Sales Tax
Rev., 5.00%, 10/1/2025	15	17
County of Lee, Transportation Facilities
Rev., AGM, 5.00%, 10/1/2035	190	213
County of Manatee
Rev., 5.00%, 10/1/2026	25	27
County of Manatee, Public Utilities
Rev., 5.00%, 10/1/2028	535	664
Rev., 5.00%, 10/1/2031	815	1,002
County of Martin, Half-Cent Sales Tax
Rev., 5.00%, 7/1/2022	25	26
County of Miami-Dade, Aviation
Rev., AMT, 5.00%, 10/1/2028	1,500	1,678
Rev., 5.00%, 10/1/2029	900	1,077
Series B, Rev., 5.00%, 10/1/2029	1,250	1,405
County of Miami-Dade, Building Better Communities Program
Series A, GO, 5.00%, 7/1/2033	2,835	3,369
Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,356
County of Miami-Dade, Capital Asset Acquisition
Series 2019B, Rev., 5.00%, 4/1/2040	45	56
County of Miami-Dade, Public Health Trust Program
Series A, GO, 5.00%, 7/1/2036	3,000	3,826
County of Miami-Dade, Subordinate Special Obligation
Rev., 5.00%, 10/1/2028	120	144
County of Miami-Dade, Transit System, Sales Surtax
Rev., 5.00%, 7/1/2022	90	92
Rev., 4.00%, 7/1/2034	35	40
Rev., 5.00%, 7/1/2034	475	605
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	31
Series 2017A, Rev., 4.00%, 10/1/2037	40	47
Series 2017A, Rev., 4.00%, 10/1/2039	50	59
Series 2019B, Rev., 5.00%, 10/1/2044	40	50
County of Palm Beach, Airport System
Rev., AMT, 5.00%, 10/1/2036	500	593
County of Palm Beach, Public Improvement
Rev., 5.00%, 5/1/2038	1,545	1,807
County of Polk, Utility System
Rev., 5.00%, 10/1/2030	50	66
County of Sarasota, Guaranteed Entitlement
Rev., 4.50%, 10/1/2023(b)	25	27
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	35	44
East Central Regional Wastewater Treatment Facilities Operation Board, Biosolids Project
Rev., 5.00%, 10/1/2023	40	43
Escambia County Health Facilities Authority, Baptist Health Care Corp., Obligated Group
Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,466
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019A, Rev., 5.00%, 7/1/2027	300	366
Series 2019B, Rev., 5.00%, 7/1/2032	1,715	2,169
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,858

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2028	40	50
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	20	24
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School, Inc. Project
Series 2020C, Rev., 4.00%, 9/15/2030(d)	235	255
Series 2020C, Rev., 5.00%, 9/15/2040(d)	525	587
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024(d)	275	280
Series A, Rev., 4.00%, 12/15/2029(d)	265	293
Series A, Rev., 5.00%, 12/15/2039(d)	305	357
Florida Development Finance Corp., Mater Academy Project
Series 2020A, Rev., 4.00%, 6/15/2025(d)	455	501
Series 2020A, Rev., 5.00%, 6/15/2026(d)	370	431
Series 2020A, Rev., 5.00%, 6/15/2027(d)	390	465
Series 2020A, Rev., 5.00%, 6/15/2028(d)	410	486
Series 2020A, Rev., 5.00%, 6/15/2029(d)	400	472
Series 2020A, Rev., 5.00%, 6/15/2030(d)	375	441
Series 2020A, Rev., 5.00%, 6/15/2035(d)	1,000	1,166
Florida Development Finance Corp., The Mayflower Retirement Community Project
Series 2021B2, Rev., 1.75%, 6/1/2026(d)	925	923
Series 2021B1, Rev., 2.38%, 6/1/2027(d)	730	732
Florida Gulf Coast University Financing Corp., Housing Project
Series 2019A, Rev., 5.00%, 2/1/2026	125	146
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2022	110	114
Rev., 5.00%, 10/1/2023	125	135
Greater Orlando Aviation Authority, Airport Facilities
Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,263
Halifax Hospital Medical Center
Rev., 5.00%, 6/1/2022	25	26
Hillsborough County, Aviation Authority, Tampa International Airport
Series 2018F, Rev., 5.00%, 10/1/2043	150	187
JEA Electric System
Series D, Rev., 5.00%, 4/1/2023(b)	10	11
Series A, Rev., 5.00%, 10/1/2023(b)	1,395	1,514
Key West Utility Board, Electric System
Rev., 5.00%, 10/1/2027	45	55
Lee County School Board (The)
Series 2016A, COP, 5.00%, 8/1/2035	25	29
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,192
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,176
Manatee County School District, Sales Tax
Rev., AGM, 5.00%, 10/1/2023	50	54
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2033	40	47
Orlando Utilities Commission, Utility System
Series 2012A, Rev., 5.00%, 10/1/2023	25	27
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	288
Series 2020B, Rev., 5.00%, 11/15/2042	500	605
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 2.63%, 6/1/2025	4,185	4,267
Rev., 4.00%, 6/1/2026(f)	300	318
Rev., 3.00%, 6/1/2027	7,780	8,036
Rev., 4.00%, 6/1/2031(f)	1,250	1,329
Rev., 4.00%, 6/1/2036(f)	1,600	1,684
Palm Beach County School District
Series C, COP, 5.00%, 8/1/2029	16,000	20,032
School Board of Miami-Dade County (The)
Series 2015A, COP, 5.00%, 5/1/2030	70	80

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
School District of Broward County
Series 2019A, COP, 5.00%, 7/1/2029	35	45
Seminole County Industrial Development Authority, Galileo Schools for Gifted Learning
Series 2021A, Rev., 4.00%, 6/15/2036(d)	155	177
Series 2021A, Rev., 4.00%, 6/15/2041(d)	215	241
South Florida Water Management District
COP, 5.00%, 10/1/2036	125	146
St. Johns County Industrial Development Authority, Vicar’s Landing Project
Series 2021A, Rev., 4.00%, 12/15/2025	180	197
Series 2021A, Rev., 4.00%, 12/15/2026	185	205
Series 2021A, Rev., 4.00%, 12/15/2027	215	241
Series 2021A, Rev., 4.00%, 12/15/2028	200	226
Series 2021A, Rev., 4.00%, 12/15/2030	200	225
Series 2021A, Rev., 4.00%, 12/15/2031	205	229
Series 2021A, Rev., 4.00%, 12/15/2036	500	553
Series 2021A, Rev., 4.00%, 12/15/2041	375	411
State of Florida Board of Education, Public Education Capital Outlay
Series 2012C, GO, 5.00%, 6/1/2023	40	41
Series 2015F, GO, 5.00%, 6/1/2026	25	29
State of Florida Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,142
Series A, Rev., 5.00%, 7/1/2025	2,375	2,738
Series A, Rev., 5.00%, 7/1/2026	3,385	4,022
State of Florida Department of Transportation Turnpike System
Series 2013A, Rev., 5.00%, 7/1/2022	35	36
Series 2013B, Rev., 5.00%, 7/1/2022	75	77
Series 2013A, Rev., 5.00%, 7/1/2023	30	32
Series 2016A, Rev., 5.00%, 7/1/2023	20	22
Series 2019A, Rev., 5.00%, 7/1/2024	25	28
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	25	26
Rev., 4.00%, 10/1/2034	30	34
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	400	465
Series 2020A, Rev., 4.00%, 10/15/2036	500	581
Wildwood Utility Dependent District, South Sumter Utility Project
Rev., 5.00%, 10/1/2028	150	187
Rev., 5.00%, 10/1/2029	150	192
Rev., 5.00%, 10/1/2031	250	333

Total Florida		139,799

Georgia — 1.8%
Albany-Dougherty Inner City Authority, State University Projects
Rev., 5.00%, 7/1/2029	1,050	1,324
Rev., 5.00%, 7/1/2030	1,155	1,479
Rev., 5.00%, 7/1/2031	425	542
Athens-Clarke County Unified Government, Sales Tax
GO, 5.00%, 12/1/2028	300	382
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	867
GO, 5.00%, 8/1/2032	750	895
GO, 5.00%, 8/1/2033	690	824
Cherokee County Water and Sewer Authority
Rev., 5.00%, 8/1/2032	25	30
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2023	30	33
Rev., 5.00%, 11/1/2029	2,110	2,427
Rev., 5.00%, 11/1/2030	4,250	4,894
City of Columbus, Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	494
Series 2014A, Rev., 5.00%, 5/1/2028	595	660
Rev., 5.00%, 5/1/2031	280	332
Rev., 5.00%, 5/1/2034	350	414
Rev., 5.00%, 5/1/2035	350	414
Clayton County Development Authority, Clayton State University
Rev., 5.00%, 7/1/2029	175	224
Rev., 5.00%, 7/1/2030	200	262
Rev., 5.00%, 7/1/2031	175	234
Rev., 5.00%, 7/1/2032	205	273
Rev., 5.00%, 7/1/2033	250	333
Rev., 5.00%, 7/1/2035	270	357

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020A, Rev., 4.00%, 4/1/2032	400	479
Series 2020A, Rev., 4.00%, 4/1/2033	500	597
Series 2020A, Rev., 4.00%, 4/1/2034	350	418
Series 2020A, Rev., 4.00%, 4/1/2035	250	298
Series 2020A, Rev., 4.00%, 4/1/2036	505	600
Series 2020A, Rev., 3.00%, 4/1/2037	700	762
Series 2020A, Rev., 4.00%, 4/1/2039	475	560
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,901
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2022	4,810	5,013
Series B, Rev., 5.25%, 10/1/2023	8,660	9,443
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	6,693
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc.
Series 2019B, Rev., 5.00%, 7/1/2032	50	64
Forsyth County School District
GO, 5.00%, 2/1/2022	30	30
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project
Series 2017A, Rev., 5.00%, 2/15/2028	115	139
George L Smith II Congress Center Authority, Convention Center Hotel First
Series 2021A, Rev., 2.38%, 1/1/2031	500	521
Series 2021A, Rev., 4.00%, 1/1/2036	500	578
George L Smith II Congress Center Authority, Convention Center Hotel Second
Series 2021B, Rev., 3.63%, 1/1/2031(d)	1,170	1,273
Series 2021B, Rev., 5.00%, 1/1/2036(d)	1,000	1,193
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2023	645	691
Rev., 5.00%, 6/15/2024	580	646
Rev., 5.00%, 6/15/2025	650	750
Rev., 5.00%, 6/15/2026	500	595
Rev., 5.00%, 6/15/2027	500	610
Rev., 5.00%, 6/15/2028	500	625
Rev., 5.00%, 6/15/2029	500	639
Rev., 5.00%, 6/15/2030	500	635
Rev., 5.00%, 6/15/2031	800	1,013
Rev., 3.00%, 6/15/2032	1,175	1,304
Rev., 5.00%, 6/15/2033	1,660	2,087
Rev., 5.00%, 6/15/2034	1,125	1,409
Rev., 5.00%, 6/15/2035	1,250	1,563
Rev., 4.00%, 6/15/2036	1,000	1,172
Rev., 4.00%, 6/15/2037	1,500	1,754
Rev., 4.00%, 6/15/2039	1,785	2,074
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	595
Rev., 4.00%, 8/1/2036	375	444
Rev., 4.00%, 8/1/2037	495	585
Henry County, Water and Sewerage Authority
Rev., AGM-CR ,BHAC-CR,NATL-RE, 5.25%, 2/1/2028	5,000	6,321
Rev., AGM-CR ,BHAC-CR,NATL-RE, 5.25%, 2/1/2029	25	32
Main Street Natural Gas, Inc.
Series 2021C, Rev., 4.00%, 12/1/2026	1,300	1,491
Series 2021C, Rev., 4.00%, 12/1/2027	1,225	1,428
Newton County School District
Series 2012A, GO, 5.00%, 4/1/2022	40	41
Polk School District, Sales Tax
GO, 5.00%, 3/1/2025	360	413
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	51
Series A, Rev., 5.00%, 10/1/2043	2,005	2,149
State of Georgia
Series E, GO, 5.00%, 12/1/2023	20	22
Series A-2, GO, 5.00%, 2/1/2029	5,020	6,097

Total Georgia		85,492

Hawaii — 0.5%
City and County Honolulu, Wastewater System
Series 2019A, Rev., 4.00%, 7/1/2025	25	28

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City and County of Honolulu
Series 2019D, GO, 5.00%, 8/1/2023	20	22
Series 2017D, GO, 5.00%, 9/1/2023	20	22
Series B, GO, 5.00%, 10/1/2027	8,695	10,136
Series C, GO, 5.00%, 10/1/2027	3,000	3,497
State of Hawaii
Series FE, GO, 5.00%, 10/1/2027	1,315	1,587
Series FG, GO, 5.00%, 10/1/2028	2,500	3,010
Series FW, GO, 5.00%, 1/1/2032	5,000	6,322

Total Hawaii		24,624

Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., 5.00%, 7/15/2025	2,550	2,949
Series A, Rev., 5.00%, 7/15/2026	4,800	5,724

Total Idaho		8,673

Illinois — 5.5%
Champaign County Community Unit School District No. 4 Champaign, School Building
GO, 5.00%, 1/1/2031	305	357
Chicago O’Hare International Airport, General Airport, Senior Lien
Series C, Rev., 5.00%, 1/1/2022	195	196
City of Altamont, Electric Ars
Series 2019B, GO, 3.00%, 1/1/2024	35	37
City of Aurora
Series 2015-C, GO, 3.00%, 12/30/2022	100	103
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2022	20	20
City of Chicago, Pilsen Redevelopment Project
Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,019
City of Chicago, Wastewater Transmission, Second Lien
Rev., 5.00%, 1/1/2022	700	703
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2022	600	626
Rev., 5.00%, 11/1/2027	1,000	1,121
Rev., 5.00%, 11/1/2030	500	557
City of Country Club Hills
GO, 4.00%, 12/1/2021	40	40
City of Decatur
GO, AGM, 5.00%, 3/1/2028	15	17
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2027	255	298
GO, 4.00%, 12/15/2029	515	608
GO, 4.00%, 12/15/2030	360	416
City of Springfield, Electric System, Senior Lien
Rev., 5.00%, 3/1/2027	4,500	5,126
Rev., 5.00%, 3/1/2028	4,000	4,550
Rev., AGM, 3.50%, 3/1/2030	3,500	3,723
Cook County School District No. 111 Burbank
GO, AGM, 4.00%, 12/1/2035	50	57
Cook County School District No. 122, Ridgeland, Capital Appreciation
GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021(b)	5,000	5,000
Cook County Township High School District No. 225, Glenbrook
Series 2016A, GO, 5.00%, 12/1/2024	15	17
County of Cook, Sales Tax
Rev., 5.00%, 11/15/2031	3,600	4,431
County of Du Page, Courthouse Project
GO, 5.00%, 1/1/2028	255	301
GO, 5.00%, 1/1/2029	730	862
County of Will
GO, 4.00%, 11/15/2036	60	67
Du Page Cook and Will Counties Community College District No. 502
GO, 5.00%, 6/1/2023	25	27
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	29
Series 2018A, GO, 4.00%, 1/15/2032	25	28
DuPage County Community Unit School District No. 200 Wheaton-Warrenville
GO, 5.00%, 10/1/2025	30	35
DuPage County High School District No. 87 Glenbard
GO, 5.00%, 1/1/2028	25	28
Illinois Finance Authority, Advocate Health and Hospital Corp. Obligated Group
Series 2013A, Rev., 5.00%, 6/1/2023	20	21
Rev., 4.13%, 5/1/2025(b)	5	6
Rev., 4.13%, 5/1/2025	5	6
Rev., 4.13%, 5/1/2045	30	33
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Rev., 5.00%, 7/1/2039	80	101

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Illinois Finance Authority, Plymouth Place, Inc.
Series 2021A, Rev., 5.00%, 5/15/2032	140	170
Series 2021A, Rev., 5.00%, 5/15/2033	145	176
Series 2021A, Rev., 5.00%, 5/15/2034	300	362
Series 2021A, Rev., 5.00%, 5/15/2035	315	378
Series 2021A, Rev., 5.00%, 5/15/2036	325	388
Illinois Finance Authority, Riverside Health System
Rev., 4.00%, 11/15/2030	45	50
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,130
Illinois Finance Authority, Social Bonds-Learn Chapter School Project
Rev., 4.00%, 11/1/2026	75	85
Rev., 4.00%, 11/1/2027	75	86
Rev., 4.00%, 11/1/2028	120	139
Rev., 4.00%, 11/1/2029	120	140
Rev., 4.00%, 11/1/2030	130	154
Rev., 4.00%, 11/1/2031	130	155
Rev., 4.00%, 11/1/2041	375	436
Illinois Finance Authority, Southern Illinois Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2025	400	457
Illinois Finance Authority, Township High School District
Rev., 4.00%, 12/1/2035	40	48
Illinois Sports Facilities Authority (The), State Tax
Rev., 5.00%, 6/15/2028	2,000	2,479
Rev., 5.00%, 6/15/2029	2,500	3,164
Rev., 5.00%, 6/15/2030	1,500	1,866
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	31
Series 2015B, Rev., 5.00%, 1/1/2029	35	41
Series 2019C, Rev., 5.00%, 1/1/2029	7,500	9,489
Series 2016B, Rev., 5.00%, 1/1/2030	30	36
Series 2019C, Rev., 5.00%, 1/1/2030	19,000	24,503
Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,160
Series 2016A, Rev., 5.00%, 12/1/2031	30	35
Kane Cook and DuPage Counties School District No. U-46 Elgin
Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,855
Kane County Community Unit School District No. 304 Geneva
GO, 5.00%, 1/1/2029	20	24
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	77
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	77
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	47
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	88
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	117
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	134
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	152
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	268
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	325
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	290
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2030	730	859
GO, AGM, 4.00%, 2/1/2031	830	973
GO, AGM, 4.00%, 2/1/2032	535	625
GO, AGM, 4.00%, 2/1/2033	500	582
McHenry County Community Consolidated School District No. 47 Crystal Lake
Rev., 4.00%, 2/1/2028	25	29
Northern Illinois University, Auxiliary Facilities System
Series 2020B, Rev., 5.00%, 4/1/2027	550	660
Series 2020B, Rev., 5.00%, 4/1/2028	650	798
Series 2020B, Rev., 5.00%, 4/1/2029	425	533
Series 2020B, Rev., 5.00%, 4/1/2030	250	319
Series 2020B, Rev., 5.00%, 4/1/2032	650	824
Series 2020B, Rev., 5.00%, 4/1/2033	675	855
Series 2020B, Rev., 5.00%, 4/1/2034	475	600
Regional Transportation Authority
Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	73

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	90	108
Series C, Rev., 5.50%, 1/1/2030	18,250	23,642
Series C, Rev., 5.50%, 1/1/2031	26,360	34,039
Series C, Rev., 5.25%, 1/1/2034	22,520	28,539
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2030	625	803
State of Illinois
GO, 5.00%, 5/1/2022	160	163
Series 2018A, GO, 5.00%, 10/1/2022	180	187
GO, 5.00%, 3/1/2023	10	10
GO, 5.00%, 5/1/2023	120	128
Series 2018A, GO, 4.00%, 5/1/2024	50	54
Series D, GO, 5.00%, 11/1/2024	15,715	17,658
GO, 5.00%, 1/1/2025	700	791
GO, 5.00%, 3/1/2025	5,600	5,665
GO, 5.00%, 8/1/2025	25	26
GO, 5.00%, 2/1/2026	4,900	5,713
GO, 5.00%, 3/1/2026	5,910	5,977
Series 2017D, GO, 5.00%, 11/1/2026	5,175	6,141
GO, 5.00%, 6/1/2027	25	29
GO, 5.00%, 1/1/2028	150	174
GO, 4.13%, 3/1/2028	30	30
GO, 4.50%, 2/1/2029	450	487
Series A, GO, 5.00%, 5/1/2030	35	42
GO, 4.13%, 11/1/2031	40	45
GO, 4.00%, 6/1/2032	100	111
Series 2021A, GO, 4.00%, 3/1/2038	2,250	2,630
GO, 5.00%, 2/1/2039	2,255	2,450
Series 2021A, GO, 4.00%, 3/1/2039	2,100	2,449
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2023	40	43
Series D, Rev., 5.00%, 6/15/2024	40	44
Village of Bolingbrook
Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	170
Village of Bolingbrook, Capital Appreciation
Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,177
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	700
Rev., AGM, 4.00%, 3/1/2027	375	432
Rev., AGM, 4.00%, 3/1/2028	1,000	1,156
Village of Westmont
GO, 4.00%, 1/1/2027	45	52
Will County Community Unit School District No. 365-U Valley View
GO, 4.00%, 1/1/2030	975	1,098
GO, 4.00%, 1/1/2033	1,000	1,124
GO, 3.00%, 7/1/2036	1,700	1,796
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2031	500	652
GO, 5.00%, 12/15/2032	500	651
GO, 5.00%, 12/15/2033	710	922
GO, 5.00%, 12/15/2034	915	1,183
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College
GO, 5.00%, 1/1/2026	40	47

Total Illinois		252,246

Indiana — 1.5%
Brownsburg 1999 School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2028	10	12
Carmel Redevelopment Authority, Option Income Tax Lease Rental
Series 2014B, Rev., 5.00%, 7/1/2023	25	27
Center Grove Multi-Facility School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020C, Rev., 5.50%, 1/10/2030	655	856
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2022(b)	375	376
Series 2014B, Rev., 5.00%, 1/1/2022(b)	325	326
City of Fishers
Series 2018C, GO, 5.00%, 1/1/2026	40	47
City of Franklin, Otterbeit Homes
Series B, Rev., 5.00%, 7/1/2025	1,500	1,724
Series B, Rev., 5.00%, 7/1/2027	500	605
Series B, Rev., 5.00%, 7/1/2030	670	842
Series B, Rev., 5.00%, 7/1/2032	735	916
Series B, Rev., 4.00%, 7/1/2034	805	933
Series B, Rev., 4.00%, 7/1/2035	685	792

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Goshen, Multi-Family, Green Oaks of Goshen Project
Series 2021A, Rev., 5.00%, 8/1/2041(d)	750	745
City of Greensburg, Sewage Works
Rev., 3.00%, 5/1/2025	100	108
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project
Series 2020A, Rev., 5.25%, 11/1/2040(d)	4,560	4,709
City of Rockport, Indiana Michigan Power Co. Project
Series A, Rev., 3.05%, 6/1/2025	11,600	12,473
East Allen Multi School Building Corp., Indiana Ad Valorem Property Tax, First Mortgage
Rev., 5.00%, 1/15/2038	25	30
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,200
Rev., 5.00%, 2/1/2025	500	548
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 4.00%, 7/15/2033	245	280
Rev., 4.00%, 1/15/2035	550	622
Hamilton Southeastern Consolidated School Building Corp., Ad Valorem Property Tax First Mortgage
Series B-2, Rev., 4.00%, 7/15/2023	5	5
Rev., 5.00%, 1/15/2026	30	35
Hobart Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2029	65	77
Huntington Countywide School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2035	35	44
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 7/15/2024	220	216
Series 2019B, Rev., Zero Coupon, 1/15/2025	200	196
Series 2019B, Rev., Zero Coupon, 7/15/2025	450	437
Series 2019B, Rev., Zero Coupon, 1/15/2026	370	357
Series 2019B, Rev., Zero Coupon, 7/15/2026	370	354
Series 2019B, Rev., Zero Coupon, 1/15/2027	325	308
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	300
Series 2019B, Rev., Zero Coupon, 1/15/2028	450	418
Series 2019B, Rev., Zero Coupon, 7/15/2028	450	413
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	508
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	657
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	657
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	636
Indiana Bond Bank, Special Program, Columbus Learning Center Project
Series 2012C, Rev., 5.00%, 8/1/2022	20	20
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project
Series 2020A, Rev., 4.00%, 7/1/2030	110	122
Indiana Finance Authority, Educational Facilities, Valparaiso University Project
Rev., 5.00%, 10/1/2024	1,000	1,110
Rev., 5.00%, 10/1/2025	675	772
Rev., 4.00%, 10/1/2034	170	201
Rev., 4.00%, 10/1/2035	415	490
Indiana Finance Authority, First Lien Wastewater, CWA Authority Project
Series 2016A, Rev., 5.00%, 10/1/2036	70	84
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	12
Series 2017B, Rev., 5.00%, 11/1/2032	25	30
Indiana Finance Authority, Goshen Health
Series 2019A, Rev., 5.00%, 11/1/2029	125	156
Series A, Rev., 5.00%, 11/1/2030	500	622
Series A, Rev., 5.00%, 11/1/2031	1,020	1,266
Series A, Rev., 5.00%, 11/1/2032	530	654
Series A, Rev., 5.00%, 11/1/2033	1,110	1,369
Series A, Rev., 5.00%, 11/1/2034	760	935
Series A, Rev., 5.00%, 11/1/2035	665	815
Series A, Rev., 4.00%, 11/1/2036	230	264

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 4.00%, 11/1/2037	335	383
Series A, Rev., 4.00%, 11/1/2038	340	388
Series A, Rev., 4.00%, 11/1/2039	355	405
Indiana Finance Authority, Green Bonds
Series 2019A, Rev., 5.00%, 2/1/2033	30	38
Series 2019A, Rev., 5.00%, 2/1/2034	35	45
Indiana Finance Authority, Marion General Hospital, Inc.
Series 2021A, Rev., 4.00%, 7/1/2032	135	163
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2030	110	141
Rev., 5.00%, 6/1/2032	70	89
Rev., 4.00%, 6/1/2034	120	141
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2022(b)	5,205	5,247
Series C, Rev., 5.00%, 2/1/2023(b)	3,000	3,167
Series 2017B, Rev., 5.00%, 2/1/2026	20	24
Series A, Rev., 5.00%, 2/1/2027	1,000	1,141
Series 2018A, Rev., 5.00%, 2/1/2035	100	124
Indiana Housing and Community Development Authority, Vita of Marion Project
Series 2021B, Rev., 4.00%, 4/1/2024	500	506
Series 2021A, Rev., 5.00%, 4/1/2031(d)	665	691
Series 2021A, Rev., 5.25%, 4/1/2041(d)	1,875	1,973
Indiana University
Series A, Rev., 5.00%, 6/1/2022(b)	1,000	1,024
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project
Series 2019A, Rev., 5.00%, 2/1/2032	225	285
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project
Series 2017C, Rev., 5.00%, 1/1/2035	195	239
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,315
Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,492
MSD Warren Township Vision 2005 School Building Corp., First Mortgage, Ad Valorem Property Tax
Rev., 4.00%, 7/10/2032	25	30
North Adams Community Schools Renovation Building Corp., First Mortgage, Ad Valorem Property Tax
Rev., 5.00%, 7/15/2032	25	31
Northern Wells Multi-School Building Corp., Ad Valorem Property Tax, First Mortgage
Rev., 4.00%, 7/15/2035	50	57
Perry Central Multi-School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 1/15/2031(f)	200	258
Rev., 5.00%, 7/15/2031(f)	205	267
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2012B, Rev., 5.00%, 7/15/2022	25	26
Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding
Rev., 5.00%, 7/15/2023	750	807
Rev., 5.00%, 7/15/2024	1,255	1,400
Series 2019A, Rev., 5.00%, 7/15/2028	30	37
Purdue University, Student Fee
Series DD, Rev., 5.00%, 7/1/2026	1,000	1,200
Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortgage
Rev., 4.00%, 1/15/2024	50	54
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage
Rev., 5.00%, 7/15/2032	265	345
Yorktown Redevelopment Authority, Ad Valorem Property Tax Lease
Rev., 4.00%, 1/15/2026	35	40

Total Indiana		70,284

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Iowa — 0.3%
City of Cedar Rapids, Sewer
Series 2019C, Rev., 4.00%, 6/1/2031	25	29
City of Des Moines, Capital Loan Notes
Series 2014E, GO, 5.00%, 6/1/2022	30	31
County of Linn
COP, 4.00%, 6/1/2030	490	565
COP, 4.00%, 6/1/2032	1,455	1,670
COP, 4.00%, 6/1/2033	1,615	1,852
COP, 4.00%, 6/1/2034	700	802
COP, 4.00%, 6/1/2035	575	658
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 3.00%, 9/1/2022	315	317
Rev., 4.00%, 9/1/2025	115	120
Rev., 5.00%, 9/1/2026	85	93
Rev., 5.00%, 9/1/2028	200	223
Rev., 5.00%, 9/1/2030	110	122
Rev., 5.00%, 9/1/2031	100	110
Rev., 5.00%, 9/1/2036	440	481
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2026(b)	5,220	6,279
Rev., 5.00%, 8/1/2027	30	35
Rev., 5.00%, 8/1/2031	30	38
Iowa Finance Authority, Unitypoint Health
Series 2016E, Rev., 5.00%, 8/15/2023	435	470
State of Iowa, IJOBS Program, Special Obligation
Series 2016A, Rev., 5.00%, 6/1/2023	35	37
State of Iowa, Special Obligation
Rev., 5.00%, 6/15/2024	200	223
Waukee Community School District
Series 2016B, GO, 5.00%, 6/1/2022	20	20

Total Iowa		14,175

Kansas — 0.6%
Butler County, Unified School District No. 385 Andover, School Building
GO, 5.00%, 9/1/2027(b)	790	980
City of Manhattan, Meadowlark Hills
Series 2021A, Rev., 4.00%, 6/1/2026	315	344
Series 2021A, Rev., 4.00%, 6/1/2027	330	364
Series 2021A, Rev., 4.00%, 6/1/2028	300	333
Series 2021A, Rev., 4.00%, 6/1/2036	500	552
Series 2021A, Rev., 4.00%, 6/1/2046	500	542
City of Wichita, Airport Bonds
Series 2015A, GO, 4.00%, 12/1/2040	25	28
Johnson and Miami Counties Unified School District No. 230 Spring Hills
Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,441
Riley County Unified School District No. 383, Manhattan-Ogden
Series 2018A, GO, 5.00%, 9/1/2032	40	49
Series 2018A, GO, 5.00%, 9/1/2034	60	73
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2023	20	22
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	5,974
Series B, Rev., 5.00%, 9/1/2030	8,025	9,310
Series B, Rev., 5.00%, 9/1/2035	4,625	5,360
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 9/1/2041	1,000	1,236
Series 2018A, GO, 5.00%, 9/1/2042	30	37

Total Kansas		28,645

Kentucky — 1.3%
City of Hazard, Appalachian Regional Healthcare Project
Rev., 4.00%, 7/1/2035	1,300	1,557
Rev., 4.00%, 7/1/2037	1,000	1,193
Rev., 4.00%, 7/1/2038	1,040	1,238
County of Carroll, Kentucky Environmental Facilities
Series A, Rev., AMT, 2.00%, 2/1/2032	11,025	11,352
Series B, Rev., AMT, 2.13%, 10/1/2034	7,440	7,690
Jefferson County Kentucky Capital Projects Corp.
Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group
Series B, Rev., 5.00%, 8/15/2028	2,885	3,527
Kentucky Economic Development Finance Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,588

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,265
Series A-1, Rev., 5.00%, 8/1/2035	500	628
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,947
Series A, Rev., 5.00%, 6/1/2037	2,795	3,282
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2024(c)	6,450	6,921
Series 2019C, Rev., 4.00%, 2/1/2028(c)	15,000	17,373
Kentucky State Property & Building Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,212

Total Kentucky		61,776

Louisiana — 0.9%
City of Alexandria
Series 2013A, Rev., 5.00%, 5/1/2023(b)	1,400	1,494
City of Shreveport, Water and Sewer
Series 2016B, Rev., 5.00%, 12/1/2031	75	90
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	404
Series C, Rev., 5.00%, 12/1/2024	510	578
Series 2018C, Rev., 5.00%, 12/1/2025	835	976
Series 2018C, Rev., 5.00%, 12/1/2026	500	603
Series 2018C, Rev., 5.00%, 12/1/2028	400	505
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	378
Series C, Rev., 5.00%, 12/1/2029	1,500	1,883
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	629
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	628
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	560
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	375
Louisiana Public Facilities Authority, Lincoln Preparatory School Project
Series 2021A, Rev., 5.00%, 6/1/2031(d)	450	502
Series 2021A, Rev., 5.00%, 6/1/2041(d)	525	573
Louisiana Public Facilities Authority, Materra Campus Project
Series 2021C, Rev., 4.00%, 6/1/2031(d)(f)	245	257
Series 2021A, Rev., 4.00%, 6/1/2041(d)(f)	1,330	1,380
Series 2021C, Rev., 4.00%, 6/1/2041(d)(f)	440	456
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036(d)	385	420
Series 2021A, Rev., 5.00%, 6/1/2042(d)	440	473
Series 2021A, Rev., 5.00%, 6/1/2051(d)	705	751
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 5/15/2026	20	24
Rev., 5.00%, 5/15/2031	875	1,128
Rev., 5.00%, 5/15/2032	900	1,158
Rev., 5.00%, 5/15/2033	700	899
Rev., 5.00%, 5/15/2034	875	1,121
Louisiana Public Facilities Authority, Tulane University Project
Series 2016A, Rev., 5.00%, 12/15/2027	160	192
Series 2020A, Rev., 5.00%, 4/1/2032	150	192
Series 2020A, Rev., 5.00%, 4/1/2034	500	640
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System
Rev., 3.75%, 7/1/2036	75	79
State of Louisiana
Series 2012C, GO, 5.00%, 7/15/2022	15	15
Series 2019A, Rev., 5.00%, 9/1/2022	30	31
Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,379
Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,348

Total Louisiana		40,121

Maine — 0.1%
City of Portland
GO, 5.00%, 4/1/2024	25	28
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes, Inc.
Series 2019B, Rev., 4.00%, 7/1/2036	25	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maine Health and Higher Educational Facilities Authority, Mainehealth
Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,293
Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,290
Series 2020A, Rev., 5.00%, 7/1/2035	500	644
Series 2020A, Rev., 4.00%, 7/1/2036	950	1,128
Maine Municipal Bond Bank
Series C, Rev., 5.00%, 11/1/2034	660	810
Maine Municipal Bond Bank, Transcap Program
Series 2015A, Rev., 5.00%, 9/1/2024	70	79
University of Maine
Rev., AGM, 4.00%, 3/1/2027	100	110

Total Maine		5,411

Maryland — 4.1%
City of Baltimore, Consolidated Public Improvement
Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,485
City of Baltimore, Wastewater Projects
Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,698
County of Anne Arundel, Consolidated General Improvements
GO, 5.00%, 10/1/2026	6,285	7,600
GO, 5.00%, 10/1/2027	6,000	7,454
GO, 5.00%, 10/1/2034	3,360	4,026
GO, 5.00%, 10/1/2035	2,395	2,870
GO, 5.00%, 10/1/2037	3,400	4,075
County of Anne Arundel, Consolidated Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,733
GO, 5.00%, 10/1/2027	2,260	2,809
GO, 5.00%, 10/1/2034	1,875	2,246
GO, 5.00%, 10/1/2035	1,925	2,306
County of Baltimore, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,626
GO, 5.00%, 3/1/2028	4,930	6,199
GO, 5.00%, 3/1/2029	5,540	6,934
GO, 5.00%, 3/1/2030	6,335	7,885
County of Baltimore, Metropolitan District, 2019 Crossover
GO, 5.00%, 11/1/2024	25	28
County of Baltimore, Metropolitan District, 80th Issue
GO, 5.00%, 3/1/2027	4,830	5,912
GO, 5.00%, 3/1/2029	5,500	6,884
GO, 5.00%, 3/1/2030	5,665	7,051
GO, 5.00%, 3/1/2031	6,125	7,636
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,644
Series A, GO, 5.00%, 2/15/2029	6,605	8,258
Series D, GO, 5.00%, 2/15/2030	4,780	5,949
Series 2017D, GO, 4.00%, 2/15/2032	40	47
County of Montgomery, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,046
Series A, GO, 5.00%, 11/1/2026	4,150	5,031
County of Montgomery, Department of Liquor Control
Series 2019A, Rev., 5.00%, 4/1/2027	75	92
County of Prince George’s, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 7/15/2029	10	13
Maryland Economic Development Corp., Port Covington Project
Rev., 4.00%, 9/1/2040	875	999
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	193
Rev., 4.00%, 7/1/2040	215	254
Rev., 4.00%, 7/1/2045	800	932
Rev., 4.00%, 7/1/2050	1,295	1,494
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,112
Rev., 4.00%, 7/1/2036	1,000	1,113
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue
Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,456
Maryland Health and Higher Educational Facilities Authority, Stevenson University Project
Rev., 5.00%, 6/1/2029	150	187
Rev., 5.00%, 6/1/2031	175	226
Rev., 5.00%, 6/1/2033	200	257
Rev., 4.00%, 6/1/2034	350	413
Rev., 4.00%, 6/1/2035	475	558
Rev., 4.00%, 6/1/2037	445	522
Rev., 4.00%, 6/1/2039	465	543
Rev., 4.00%, 6/1/2040	250	291
State of Maryland, Department of Transportation
Rev., 5.00%, 10/1/2027	2,000	2,413

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Maryland, State and Local Facilities Loan of 2017
Series 2017A, GO, 5.00%, 3/15/2024	40	44
Series A, GO, 5.00%, 3/15/2028	5,280	6,439
Series A, GO, 4.00%, 3/15/2030	22,225	25,911
Series A, GO, 5.00%, 3/15/2031	1,920	2,342
State of Maryland, State and Local Facilities Loan of 2018
Series A, GO, 5.00%, 3/15/2029	4,225	5,293
Washington Suburban Sanitary District, Consolidated Public Improvement
Rev., GTD, 4.00%, 6/1/2025	40	45
Rev., GTD, 5.00%, 6/1/2030	25	32

Total Maryland		190,606

Massachusetts — 3.2%
City of Westfield, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	25	26
GO, 5.00%, 3/1/2024	20	22
City of Woburn
GO, 5.00%, 7/15/2027	45	56
Commonwealth of Massachusetts
Series B, GO, 5.25%, 8/1/2023	10,000	10,833
Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	16
Series 2016A, GO, 5.00%, 7/1/2026	45	54
Series 2018B, GO, 5.00%, 7/1/2026	45	54
Series 2019A, GO, 5.00%, 1/1/2027	25	30
Series 2017D, GO, 5.00%, 7/1/2027	45	56
Series A, GO, 5.00%, 7/1/2027	25	31
Series A, GO, 5.00%, 7/1/2036	3,535	4,086
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program
Series 2013A, Rev., GAN, 5.00%, 6/15/2022(b)	20	21
Commonwealth of Massachusetts, Consolidated Loan
Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,872
Commonwealth of Massachusetts, Consolidated Loan of 2014
Series 7, GO, 5.00%, 7/1/2024	40	45
Commonwealth of Massachusetts, Consolidated Loan of 2015
Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,616
Commonwealth of Massachusetts, Consolidated Loan of 2016
Series A, GO, 5.00%, 3/1/2031	2,250	2,483
Series A, GO, 5.00%, 3/1/2032	1,000	1,103
Series J, GO, 4.00%, 12/1/2039	13,125	15,057
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	11,131
Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,174
Series 2017D, GO, 5.00%, 2/1/2036	40	49
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series 2018B, GO, 5.00%, 1/1/2027	10,000	12,166
Series 2018A, GO, 5.00%, 1/1/2040	35	43
Commonwealth of Massachusetts, Consolidated Loan of 2020
Series 2020A, GO, 5.00%, 3/1/2023	20	21
Commonwealth of Massachusetts, Transportation Fund
Series 2016A, Rev., 5.00%, 6/1/2027	15	18
Essex North Shore Agricultural and Technical School District, State Qualified School Bonds
GO, 4.00%, 6/1/2043	35	39
Massachusetts Bay Transportation Authority Assessment
Series A, Rev., 5.25%, 7/1/2025	2,250	2,636
Series A, Rev., 5.25%, 7/1/2027	10,530	13,166
Massachusetts Bay Transportation Authority, Sales Tax
Series 2004A, Rev., 5.50%, 7/1/2024	25	28
Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6
Series 2015A, Rev., 5.00%, 7/1/2027	25	29
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	31
Series 2005A, Rev., 5.00%, 7/1/2028	25	32

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.25%, 7/1/2029	5,000	6,555
Series A, Rev., 5.00%, 7/1/2031	1,255	1,695
Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,146
Massachusetts Clean Water Trust (The), Revolving Funds
Series 21, Rev., 5.00%, 8/1/2031	110	138
Series 22, Rev., 5.00%, 8/1/2033	25	32
Massachusetts Development Finance Agency, Mass General Brigham Issue
Series 2020A-2, Rev., 5.00%, 7/1/2029	75	96
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series G, Rev., 5.00%, 7/15/2023(d)	120	128
Series G, Rev., 5.00%, 7/15/2024(d)	130	143
Series G, Rev., 5.00%, 7/15/2025(d)	120	136
Series G, Rev., 5.00%, 7/15/2027(d)	320	379
Series G, Rev., 5.00%, 7/15/2029(d)	600	738
Series G, Rev., 5.00%, 7/15/2031(d)	675	845
Series G, Rev., 5.00%, 7/15/2032(d)	400	500
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	550
Rev., 5.00%, 7/1/2030	720	896
Rev., 5.00%, 7/1/2031	620	766
Rev., 5.00%, 7/1/2032	770	949
Rev., 5.00%, 7/1/2033	800	984
Rev., 5.00%, 7/1/2034	550	675
Massachusetts Development Finance Agency, Umass Memorial Healthcare
Series 2016I, Rev., 5.00%, 7/1/2029	145	170
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,458
Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	849
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	879
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	824
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,669
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,516
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,893
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology
Series M, Rev., 5.25%, 7/1/2025	4,070	4,769
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2015B, Rev., 5.00%, 1/15/2025	40	46
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured
Series A, Rev., 5.00%, 1/1/2028	3,765	4,701
Series 2019C, Rev., 5.00%, 1/1/2035	40	50
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2023	20	22
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,513
Series C, Rev., 5.00%, 8/1/2030	55	68
Series B, Rev., AGM, 5.25%, 8/1/2036	20	31
Town of Longmeadow
GO, 5.00%, 6/1/2025	25	29
Town of South Hadley, Municipal Purpose Loan
Series 2017A, GO, 4.00%, 6/15/2022	40	41
Town of Southwick, Municipal Purpose Loan
GO, 5.00%, 12/15/2028	25	31
Town of Stoughton, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	35	36
GO, 4.00%, 10/15/2038	50	59
University of Massachusetts Building Authority
Series 2019-1, Rev., 5.00%, 5/1/2035	105	133

Total Massachusetts		148,168

Michigan — 1.0%
Bath Community Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2025	100	111

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bendle Public School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2035	40	44
Cadillac Area Public Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2041	45	56
Caledonia Community Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2044	70	75
Charter Township of Meridian, Unlimited Tax
GO, 5.00%, 10/1/2023	30	33
City of Grand Rapids, Sanitary Sewer System
Series A, Rev., AGM-CR ,BHAC-CR, FGIC, 5.50%, 1/1/2022	1,115	1,120
Rev., 5.00%, 1/1/2026	25	29
Rev., 5.00%, 1/1/2027	400	472
Rev., 5.00%, 1/1/2028	325	383
Rev., 5.00%, 1/1/2029	350	411
Rev., 5.00%, 1/1/2032	750	877
Rev., 5.00%, 1/1/2033	1,400	1,634
Rev., 5.00%, 1/1/2036	185	236
Rev., 4.00%, 1/1/2037	500	594
Rev., 5.00%, 1/1/2038	35	43
County of Genesee, Water Supply System
GO, 5.00%, 2/1/2024	90	99
Dansville Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2039	25	28
Forest Hills Public Schools, Unlimited Tax
GO, 5.00%, 5/1/2023	20	21
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,645	2,965
Rev., 5.00%, 5/15/2037	4,575	5,334
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2030	1,350	1,703
GO, AGM, 5.00%, 11/1/2032	1,500	1,888
GO, AGM, 5.00%, 11/1/2034	1,045	1,311
GO, AGM, 5.00%, 11/1/2035	1,500	1,879
Grosse Pointe Public School System
GO, 5.00%, 5/1/2035	45	57
Hartford Public Schools, School Building and Site, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2037	35	39
Holland School District
GO, AGM, 4.00%, 5/1/2035	25	27
Holt Public Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2028	45	56
Hudsonville Public Schools, Unlimited Tax
Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	33
Huron School District, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2044	35	43
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 2.63%, 5/15/2025	1,150	1,151
Rev., 2.88%, 5/15/2026	1,545	1,552
Lakeview School District, School Building & Site, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2022	90	92
Lansing Community College, Building & Site, Limited Tax
GO, 5.00%, 5/1/2029	60	74
GO, 5.00%, 5/1/2030	600	742
GO, 5.00%, 5/1/2032	635	782
Lapeer Community Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2024	15	17
Lawrence Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2026	30	33
Macomb Interceptor Drain Drainage District, Limited Tax
GO, GTD, 5.00%, 5/1/2028	85	107
Michigan Finance Authority, Aqunias College Project
Rev., 4.00%, 5/1/2031	540	568
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2023	510	556
Rev., 4.00%, 11/15/2035	1,900	2,137
Michigan Finance Authority, Kettering University Project
Rev., 4.00%, 9/1/2045	500	568
Michigan Finance Authority, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System Local Project
Series 2014D-4, Rev., 5.00%, 7/1/2034	50	56
Michigan Finance Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2021(b)	1,000	1,000
Series 2017MI, Rev., 5.00%, 12/1/2027	50	61
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	155

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	160
Series 2016MI, Rev., 5.25%, 12/1/2041	475	562
Michigan State Hospital Finance Authority, Ascension Health Credit Group
Series B-4, Rev., 5.00%, 11/15/2027	50	57
Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program
Rev., 5.00%, 3/1/2025	315	359
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project
Rev., AMT, 4.00%, 10/1/2026(c)	1,125	1,256
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2022	185	190
Rev., 4.00%, 11/15/2023	185	195
Rev., 4.00%, 11/15/2024	585	631
Rev., 5.00%, 11/15/2029	1,700	1,997
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 5.00%, 5/15/2037	2,360	2,751
North Branch Area Schools, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2023	20	21
Novi Community School District, School Building and Site, Unlimited Tax
Series 2020-I, GO, 5.00%, 5/1/2030	30	39
Ottawa County Board of County Road Commissioners, Michigan Transportation Fund Notes
Rev., 5.00%, 8/1/2025	25	29
Plymouth-Canton Community School District
Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	56
Roseville Community Schools, School Building and Site, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2028	25	31
South Lyon Community Schools, School Building and Site
GO, 4.00%, 5/1/2038	25	27
State of Michigan, Environmental Program
Series 2016A, GO, 5.00%, 12/1/2023	20	22
Series A, GO, 5.00%, 12/1/2028	4,300	4,878
University of Michigan
Rev., 5.00%, 4/1/2028	25	30
Series 2019A, Rev., 5.00%, 4/1/2029	25	32
Rev., 5.00%, 4/1/2031	15	18
Rev., 5.00%, 4/1/2033	2,190	2,583
Utica Community Schools, School Building and Site, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2028	25	31
Warren Consolidated Schools, School Building and Site, Unlimited Tax
GO, Q-SBLF, 5.00%, 5/1/2034	25	29
Waterford School District
GO, Q-SBLF, 4.00%, 5/1/2032	40	45

Total Michigan		47,281

Minnesota — 0.5%
Circle Pines Independent School District No. 12
Series 2015A, GO, Zero Coupon, 2/1/2023	800	797
City of Brainerd
Series 2016A, GO, 5.00%, 10/1/2024	10	11
City of Brooklyn Park
Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,186
City of Hastings
Series 2019A, GO, 5.00%, 2/1/2030	70	86
City of Minneapolis, Health Care System, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2037	6,230	7,112
Series A, Rev., 4.00%, 11/15/2038	750	856
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,261
Series A, Rev., 5.00%, 11/15/2049	1,000	1,223
City of New Hope, Capital Improvement Plan
Series 2017A, GO, 5.00%, 2/1/2026	10	12
City of Savage
Series 2019A, GO, 4.00%, 2/1/2029	25	29
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	263
Rev., 4.00%, 12/1/2040	200	219

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Woodbury, Charter School Lease, Woodbury Leadership Academy Project
Series 2021A, Rev., 4.00%, 7/1/2031	355	398
Series 2021A, Rev., 4.00%, 7/1/2041	445	490
Clearbrook-Gonvick Independent School District No. 2311
Series 2019A, GO, 5.00%, 2/1/2024	120	132
County of Douglas, Law Enforcement Center
Series 2019B, GO, 5.00%, 2/1/2028	5	6
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 4.00%, 7/1/2031	800	872
Series 2021A, Rev., 4.00%, 7/1/2036	1,500	1,619
Series 2021A, Rev., 4.00%, 7/1/2041	930	998
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	199
Series 2019B, COP, 5.00%, 2/1/2024	215	234
Series 2019B, COP, 5.00%, 2/1/2025	190	215
Series 2019B, COP, 5.00%, 2/1/2026	200	232
Series 2019B, COP, 5.00%, 2/1/2027	185	221
Series 2019B, COP, 5.00%, 2/1/2028	175	214
Hutchinson Independent School District No. 423
Series 2016A, GO, 5.00%, 2/1/2026	10	12
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program
Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,677
Lakeville Independent School District No. 194
Series 2020B, COP, 4.00%, 4/1/2026	140	160
Mahnomen Independent School District No. 432
Series A, GO, 2.00%, 2/1/2029	25	25
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	117
Series A, Rev., 5.00%, 1/1/2026	25	29
Series A, Rev., 5.00%, 1/1/2027	85	103
Series A, Rev., 5.00%, 1/1/2032	35	42
Series 2019A, Rev., 5.00%, 1/1/2034	50	63
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 5.00%, 3/1/2027	725	878
Minnesota Municipal Power Agency
Series 2014A, Rev., 5.00%, 10/1/2024	10	11
State of Minnesota, Various Purpose
Series 2017A, GO, 5.00%, 10/1/2029	65	80
Series 2019A, GO, 5.00%, 8/1/2035	30	39

Total Minnesota		23,121

Mississippi — 1.1%
City of Tupelo
GO, 4.00%, 12/1/2024	165	182
GO, 4.00%, 12/1/2025	150	170
GO, 4.00%, 12/1/2027	475	564
GO, 4.00%, 12/1/2030	545	656
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project
Rev., 5.00%, 8/1/2025	35	40
Mississippi Development Bank, Department of Transportation Special Obligation, Industrial Development Authority
Series 2015A, Rev., 5.00%, 1/1/2026	35	40
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project
Rev., 4.00%, 3/1/2033	205	244
Rev., 4.00%, 3/1/2034	230	273
Rev., 4.00%, 3/1/2036	500	591
Rev., 4.00%, 3/1/2037	730	862
Mississippi Development Bank, Public Improvement
Rev., 4.00%, 3/1/2025	100	110
Mississippi Development Bank, Rankin County Bond Project
Rev., 5.00%, 3/1/2023	30	32
Mississippi Development Bank, Rankin County School District Project
Rev., 3.50%, 6/1/2042	450	488

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mississippi Development Bank, Rankin County, Mississippi General Obligation Bond Project
Rev., 5.00%, 8/1/2034	350	446
Mississippi State University Educational Building Corp., University Facilities Refinancing
Series 2017A, Rev., 5.00%, 8/1/2028	25	31
Oxford School District
GO, 4.00%, 5/1/2022	10	10
State of Mississippi
Series A, GO, 5.00%, 11/1/2030	1,250	1,508
Series A, GO, 5.00%, 11/1/2031	2,750	3,317
Series 2019B, GO, 5.00%, 10/1/2033	30	39
Series A, GO, 5.00%, 11/1/2034	7,595	9,157
Series A, GO, 4.00%, 11/1/2036	5,030	5,764
Series A, GO, 4.00%, 11/1/2038	21,155	24,193
State of Mississippi, Gaming Tax
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,167
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,794

Total Mississippi		51,678

Missouri — 1.5%
City of Bridgeton
Series 2021A, Rev., 4.00%, 12/1/2031	115	132
City of Gladstone
Series A, COP, 3.00%, 12/1/2025	5	5
City of Kansas City, Downtown Arena Project
Series E, Rev., 5.00%, 4/1/2028	90	102
Columbia School District
GO, 4.00%, 3/1/2030	1,595	1,839
County of Jackson, Special Obligation
Rev., 4.00%, 12/1/2023	25	27
Fort Zumwalt School District, Missouri Direct Deposit Program
GO, 5.00%, 3/1/2036	40	48
Health and Educational Facilities Authority of the State of Missouri, City Art Institute
Rev., 5.00%, 9/1/2030	210	259
Health and Educational Facilities Authority of the State of Missouri, Coxhealth and Obligated Group
Series 2019A, Rev., 5.00%, 11/15/2032	135	170
Series 2019A, Rev., 5.00%, 11/15/2038	250	312
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	615
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,105
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	100	122
Health and Educational Facilities Authority of the State of Missouri, SSM Health System
Series 2014A, Rev., 4.00%, 6/1/2023	100	106
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2034	1,000	1,298
Rev., 5.00%, 11/15/2035	1,350	1,749
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2022	540	556
Rev., 5.00%, 9/1/2024	300	331
Rev., 5.00%, 9/1/2025	315	358
Rev., 5.00%, 9/1/2026	620	723
Rev., 5.00%, 9/1/2029	1,420	1,756
Rev., 5.00%, 9/1/2031	100	123
Jefferson City School District, Missouri Direct Deposit Program
GO, 5.00%, 3/1/2025	35	40
Kansas City Industrial Development Authority, City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,552
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,789
Series 2019C, Rev., 5.00%, 3/1/2033	2,485	3,103
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,283
Series 2015B, Rev., 5.00%, 5/1/2031	530	608
Series B, Rev., 5.00%, 5/1/2032	1,900	2,180
Series B, Rev., 5.00%, 5/1/2033	4,430	5,082
Series B, Rev., 5.00%, 5/1/2034	2,000	2,294
Series B, Rev., 5.00%, 5/1/2035	2,125	2,436

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Missouri Highway and Transportation Commission, First Lien
Series A, Rev., 5.00%, 5/1/2026	25,750	30,701
Missouri State Board of Public Buildings
Series 2018A, Rev., 5.00%, 4/1/2027	25	30
Pattonville-Bridgeton Terrace Fire Protection District
GO, 4.00%, 11/1/2025	25	28
St. Charles County Public Water Supply District No. 2
COP, 5.00%, 12/1/2026	15	18

Total Missouri		70,880

Montana — 0.6%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	358
Series 2019A, Rev., 5.00%, 7/1/2027	535	655
Series 2019A, Rev., 5.00%, 7/1/2028	480	603
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,251
Series 2019A, Rev., 5.00%, 7/1/2030	690	859
Series 2019A, Rev., 5.00%, 7/1/2031	870	1,082
Series 2019A, Rev., 5.00%, 7/1/2032	720	895
Series 2019A, Rev., 5.00%, 7/1/2033	565	701
Series 2019A, Rev., 5.00%, 7/1/2034	545	676
Series 2019A, Rev., 5.00%, 7/1/2035	550	681
Series 2019A, Rev., 5.00%, 7/1/2036	800	989
Series 2019A, Rev., 5.00%, 7/1/2038	850	1,047
Series 2019A, Rev., 5.00%, 7/1/2039	840	1,033
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	4,059
Gallatin County School District No. 44 Belgrade, School Building
GO, 5.00%, 6/1/2027	205	250
GO, 5.00%, 6/1/2028	250	311
GO, 4.00%, 6/1/2029	290	347
GO, 4.00%, 6/1/2030	230	273
GO, 4.00%, 6/1/2031	370	437
GO, 4.00%, 6/1/2032	255	299
GO, 4.00%, 6/1/2033	155	181
GO, 4.00%, 6/1/2034	175	204
GO, 4.00%, 6/1/2035	270	315
GO, 4.00%, 6/1/2036	300	348
GO, 4.00%, 6/1/2037	410	475
GO, 4.00%, 6/1/2038	375	433
GO, 4.00%, 6/1/2039	385	444
Montana Facility Finance Authority, SCL Health System
Series A, Rev., 4.00%, 1/1/2035	4,000	4,746
Series A, Rev., 4.00%, 1/1/2036	3,000	3,551
Series A, Rev., 4.00%, 1/1/2038	960	1,131
Montana State Board of Regents, University of Montana
Series 2019B, Rev., 5.00%, 11/15/2028	55	70

Total Montana		28,704

Nebraska — 1.3%
Central Plains Energy Project, Gas Project No. 3
Rev., 5.25%, 9/1/2022	100	104
Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,212
Central Plains Energy Project, Gas Project No. 4
Series 2018A, Rev., 5.00%, 1/1/2024(c)	9,000	9,766
City of Columbus, Combined Utilities System
Rev., 5.00%, 6/15/2027	145	177
City of Lincoln, Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	47
Series 2020A, Rev., 5.00%, 9/1/2033	30	39
City of Lincoln, Water
Rev., 5.00%, 8/15/2028	105	133
City of Omaha, Sanitary Sewerage System
Rev., 5.00%, 11/15/2031	1,825	2,065
City of Omaha, Various Purpose
GO, 4.00%, 4/15/2034	75	89
County of Cherry, Limited Tax
GO, 3.00%, 12/15/2023	15	16
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2024	100	113
Series 2020A, Rev., 5.00%, 11/15/2025	175	204
Series 2020A, Rev., 5.00%, 11/15/2026	400	480
Series 2020A, Rev., 5.00%, 11/15/2027	400	492

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 5.00%, 11/15/2028	500	628
Series 2020A, Rev., 5.00%, 11/15/2029	285	364
Series 2020A, Rev., 5.00%, 11/15/2030	225	292
Series 2020A, Rev., 5.00%, 11/15/2031	275	354
Series 2020A, Rev., 5.00%, 11/15/2033	625	801
Series 2020A, Rev., 5.00%, 11/15/2034	600	767
Series 2020A, Rev., 4.00%, 11/15/2035	550	658
Series 2020A, Rev., 4.00%, 11/15/2036	425	508
Series 2020A, Rev., 4.00%, 11/15/2037	525	626
Series 2020A, Rev., 4.00%, 11/15/2038	600	714
Series 2020A, Rev., 4.00%, 11/15/2039	600	712
Douglas County Hospital Authority No. 2, Health Facilities, Nebraska Medicine
Rev., 5.00%, 5/15/2023	75	80
Rev., 5.00%, 5/15/2031	25	30
Douglas County School District, Elkhorn Public Schools
GO, 5.00%, 12/15/2025	160	189
GO, 5.00%, 12/15/2026	400	487
GO, 5.00%, 12/15/2027	175	218
GO, 5.00%, 12/15/2028	180	230
GO, 5.00%, 12/15/2029	250	326
GO, 5.00%, 12/15/2030	450	586
GO, 5.00%, 12/15/2031	325	422
GO, 4.00%, 12/15/2032	165	199
GO, 4.00%, 12/15/2033	185	223
GO, 4.00%, 12/15/2034	350	421
GO, 4.00%, 12/15/2035	350	419
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	11,585
GO, 4.00%, 12/15/2042	10,000	11,561
Lancaster County School District 001
GO, 5.00%, 1/15/2026	1,675	1,975
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	169
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,128
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,410
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,464
Omaha Public Facilities Corp., Omaha Baseball Stadium Project
Series 2016A, Rev., 5.00%, 6/1/2023	25	27
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	44
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,537
Series A, Rev., 5.00%, 2/1/2036	1,750	2,149
Series A, Rev., 5.00%, 2/1/2037	2,000	2,454
Public Power Generation Agency, Whelan Energy Center Unit 2
Series A, Rev., 5.00%, 1/1/2034	500	593

Total Nebraska		62,287

Nevada — 0.7%
Clark County School District, Limited Tax
Series A, GO, 5.00%, 6/15/2026	2,080	2,474
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport
Series 2019A, Rev., 5.00%, 7/1/2026	110	132
County of Clark, Flood Control Crossover, Limited Tax
GO, 5.00%, 11/1/2024	200	227
County of Clark, Las Vegas Convention and Visitors Authority, Limited Tax
Series 2015A, GO, 4.00%, 7/1/2033	75	83
County of Clark, Limited Tax
Series B, GO, 5.00%, 11/1/2027	15,030	18,164
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility
Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	222
Series 2015C, Rev., 5.00%, 7/1/2027	195	240
County of Clark, Southern California Edison Co.
Rev., 2.10%, 6/1/2031	1,215	1,234

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Clark, Stadium Improvement, Limited Tax
Series A, GO, 5.00%, 6/1/2026	1,985	2,371
Series A, GO, 5.00%, 6/1/2027	1,225	1,504
Series A, GO, 5.00%, 6/1/2028	1,165	1,468
Series A, GO, 5.00%, 6/1/2030	4,030	5,020
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2024	40	45
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	100
Rev., 5.00%, 2/1/2042	150	185
Las Vegas Valley Water District, Limited Tax
Series C, GO, 5.00%, 9/15/2023	30	33
Series B, GO, 5.00%, 12/1/2023	45	49
Series 2019A, GO, 5.00%, 6/1/2030	40	51
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax
Rev., 5.00%, 12/1/2031	25	30
State of Nevada, Limited Tax
Series 2015D, GO, 5.00%, 4/1/2023	25	27
Washoe County School District, Limited Tax, School Improvement
Series 2020A, GO, 4.00%, 10/1/2035	45	54

Total Nevada		33,713

New Hampshire — 0.1%
National Finance Authority, St. Luke’s University Health Network Project
Rev., 5.00%, 8/15/2033	2,440	3,173
Rev., 5.00%, 8/15/2034	800	1,036
New Hampshire Municipal Bond Bank
Series 2017B, Rev., 5.00%, 8/15/2023	20	22

Total New Hampshire		4,231

New Jersey — 4.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2032	100	132
Series 2021A, Rev., AGM, 5.00%, 7/1/2034	60	79
Series 2021A, Rev., AGM, 5.00%, 7/1/2035	75	99
Bergen County Improvement Authority (The)
Rev., GTD, 5.00%, 8/15/2034	50	63
Burlington County Bridge Commission, Governmental Leasing Program
Rev., 5.00%, 4/15/2030	950	1,180
City of Jersey, General Improvement
Series 2017A, GO, 5.00%, 11/1/2026	85	102
County of Middlesex, Redevelopment General Improvement
GO, 4.00%, 1/15/2024	25	27
County of Ocean, General Improvement
GO, 4.00%, 9/1/2023	75	80
Freehold Township Board of Education
GO, 4.00%, 7/15/2025	85	96
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Rev., GTD, 5.00%, 12/1/2021	20	20
Rev., GTD, 4.00%, 12/1/2024	35	39
Series 2019A, Rev., 4.00%, 8/1/2035	25	30
Monroe Township Commissioners Fire District No. 3
GO, 5.00%, 10/15/2022	25	26
New Jersey Economic Development Authority, Motor Vehicle Surcharge
Series 2017A, Rev., 4.00%, 7/1/2034	200	224
New Jersey Economic Development Authority, School Facilities Construction
Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,416
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,488
Rev., 5.00%, 6/15/2033	300	385
Rev., 4.00%, 6/15/2034	500	587
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,251
Rev., 4.00%, 6/15/2035	400	469
Rev., 4.00%, 6/15/2036	575	671
Rev., 4.00%, 6/15/2037	640	745
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,417
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,723
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,723
New Jersey Educational Facilities Authority, Princeton University
Series 2017 I, Rev., 5.00%, 7/1/2031	40	49

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Educational Facilities Authority, Stevens Institute of Technology
Series 2020A, Rev., 5.00%, 7/1/2032	420	533
Series 2020A, Rev., 5.00%, 7/1/2033	330	418
Series 2020A, Rev., 5.00%, 7/1/2034	265	335
Series 2020A, Rev., 5.00%, 7/1/2035	570	719
Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,378
New Jersey Transportation Trust Fund Authority
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,469
Series 2020AA, Rev., 4.00%, 6/15/2035	870	1,019
Series 2020AA, Rev., 4.00%, 6/15/2036	2,000	2,336
Series 2020AA, Rev., 4.00%, 6/15/2037	3,000	3,494
Series 2020AA, Rev., 4.00%, 6/15/2038	1,000	1,163
Series 2020AA, Rev., 4.00%, 6/15/2045	5,000	5,702
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	12,100
Series A, Rev., 5.00%, 6/15/2029	10,000	11,756
Series 2018A, Rev., 5.00%, 6/15/2030	6,850	8,036
Series A, Rev., 5.00%, 6/15/2031	5,000	5,852
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,320
New Jersey Transportation Trust Fund Authority, Transportation System
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,255
Series 2012A, Rev., 5.00%, 6/15/2042	500	513
Passaic Valley Water Commission, Water Supply System
Rev., AGM, 5.00%, 12/15/2021	25	25
Rutgers The State University of New Jersey
Series 2016M, Rev., 5.00%, 5/1/2030	100	118
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	19,000	23,370
GO, 4.00%, 6/1/2032	38,140	47,410
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2023	3,000	3,204
Series A, Rev., 5.00%, 6/1/2024	3,645	4,050
Series A, Rev., 5.00%, 6/1/2025	3,500	4,022
Series A, Rev., 5.00%, 6/1/2026	3,500	4,143
Series A, Rev., 5.00%, 6/1/2028	3,000	3,732
Series A, Rev., 5.00%, 6/1/2029	4,500	5,562
Series A, Rev., 4.00%, 6/1/2037	1,000	1,142
Township of Harrison
GO, 4.00%, 8/1/2023	25	27
Township of Hazlet
GO, 4.00%, 8/1/2023	25	26
Township of Montclair, General Improvement
Series 2017A, GO, 4.00%, 3/1/2024	35	38
Township of Moorestown, General Improvement and Water Sewer Utility
GO, 5.00%, 2/1/2028	30	38
Township of Mount Laurel
GO, 4.00%, 4/15/2023	25	26

Total New Jersey		185,452

New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	998
GO, 5.00%, 8/1/2031	850	1,060
GO, 5.00%, 8/1/2032	1,050	1,307
GO, 5.00%, 8/1/2033	1,385	1,721
GO, 5.00%, 8/1/2035	1,980	2,454
Baltimore County, Gross Receipts Tax
Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,105
Central New Mexico Community College, Limited Tax
GO, 5.00%, 8/15/2022	40	41
City of Santa Fe, Senior Lien, Gross Receipts Tax
Series 2018A, Rev., 5.00%, 6/1/2032	30	37
City of Santa Fe, Wastewater Utility System
Rev., 5.00%, 6/1/2024	45	50
City of Santa Fe, Water Utility System
Rev., 4.00%, 6/1/2031	50	57

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2019C-1, Rev., 5.00%, 6/15/2029	100	129
Series 2019C-1, Rev., 4.00%, 6/15/2035	25	30
State of New Mexico, Severance Tax Permanent Fund
Series 2017A, Rev., 5.00%, 7/1/2024	180	201
University of New Mexico (The), Subordinate Lien System
Series 2014C, Rev., 5.00%, 6/1/2024(b)	50	56

Total New Mexico		9,246

New York — 12.3%
Bedford Central School District, Boces Project
GO, 4.00%, 7/1/2032	45	57
Broome County Local Development Corp., Good Shepherd Village at Endwell, Inc.
Rev., 4.00%, 7/1/2031	685	774
Rev., 4.00%, 7/1/2036	1,440	1,616
Buffalo and Erie County Industrial Land Development Corp., D’youville College Project
Rev., 4.00%, 11/1/2035	515	596
Rev., 4.00%, 11/1/2040	1,035	1,186
Build NYC Resource Corp., New World Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2041	240	264
Series 2021A, Rev., 4.00%, 6/15/2051	320	345
City of New York
Series B, GO, 4.00%, 8/1/2022	25	26
City of New York, Fiscal Year 2006
Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	21
City of New York, Fiscal Year 2013
Series 2013J, GO, 5.00%, 8/1/2022	95	98
Series 2013J, GO, 5.00%, 8/1/2023	55	59
City of New York, Fiscal Year 2014
Series G, GO, 5.00%, 8/1/2025	9,520	10,473
City of New York, Fiscal Year 2015
Series 1, GO, 5.00%, 8/1/2023	20	22
City of New York, Fiscal Year 2016
Series A, GO, 5.00%, 8/1/2023	20	22
Series C, GO, 5.00%, 8/1/2023	50	54
Series E, GO, 5.00%, 8/1/2023	75	80
Series C, GO, 4.00%, 8/1/2025	20	23
City of New York, Fiscal Year 2017
Series 2017B-1, GO, 5.00%, 12/1/2022	30	31
Series C, GO, 5.00%, 8/1/2023	310	334
City of New York, Fiscal Year 2018
Series C, GO, 5.00%, 8/1/2022	95	99
Series A, GO, 4.00%, 8/1/2023	50	53
Series C, GO, 5.00%, 8/1/2024	20	22
Series A, GO, 5.00%, 8/1/2027	35	43
City of New York, Fiscal Year 2019
Series 2019A, GO, 5.00%, 8/1/2024	20	22
City of New York, Fiscal Year 2020
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	113
County of Albany, Various Purpose
GO, 5.00%, 4/1/2022	40	41
County of Monroe, Public Improvement
GO, AGM, 5.00%, 6/1/2024	25	28
County of Suffolk
Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	54
Series 2015C, GO, 5.00%, 5/1/2025	10	11
Series 2017D, GO, 5.00%, 10/15/2026	105	126
County of Westchester
Series 2016A, GO, 5.00%, 1/1/2022	15	15
Series 2019F, GO, 5.00%, 12/15/2025	30	35
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured
Series 2017D, Rev., 5.00%, 9/1/2038	25	31
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2016A, Rev., 5.00%, 5/1/2022	35	36
Series 2013A, Rev., 5.00%, 5/1/2024	25	27
Series 2013A, Rev., 5.00%, 5/1/2027	65	69

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hauppauge Union Free School District
GO, 5.00%, 7/15/2023	20	22
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2037	50	60
Huntington Local Development Corp., Fountaingate Garden Project
Series 2021C, Rev., 3.00%, 7/1/2025	865	891
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2034	5,000	6,311
Rev., 5.00%, 9/1/2035	3,000	3,790
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,969
Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,081
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,414
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	53
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	176
Middle Country Central School District at Centereach
GO, 4.00%, 8/15/2022	35	36
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2022	155	158
Rev., 5.00%, 5/1/2026	35	42
Rev., 5.00%, 5/1/2029	25	31
Rev., 5.00%, 5/1/2032	675	817
Rev., 5.00%, 5/1/2033	810	978
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project
Series 2020A, Rev., 5.00%, 6/1/2040(d)	630	744
New York City Industrial Development Agency, United Jewish Appeal — Federation of Jewish Philanthropies of New York, Inc., Project
Series 2004B, Rev., 5.00%, 1/1/2022	150	151
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013
Series 2013S-1, Rev., 5.00%, 7/15/2024	25	26
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	57
Series S-1, Rev., 5.00%, 7/15/2040	45	51
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	35
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	82
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	50
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	52
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	55
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	31
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32
Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	157
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,866
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	224
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	35	37
Series 2014B-1, Rev., 5.00%, 11/1/2026	40	44
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015E-1, Rev., 5.00%, 2/1/2024	25	27
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	61
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	112

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	35
Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,537
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,935
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,707
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,464
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	30
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,077
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	45
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,033
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2022	40	42
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	57
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	82
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	37
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,612
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020
Series 2020-I, Rev., 5.00%, 11/1/2022	25	26
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013G, Rev., 4.00%, 11/1/2022	25	26
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	31
Series C-3, Rev., 5.00%, 5/1/2039	70	86
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	159
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	45
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012
Series 2012EE, Rev., 4.00%, 6/15/2045	30	31
Series 2012FF, Rev., 4.00%, 6/15/2045	45	46
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014DD, Rev., 5.00%, 6/15/2023(b)	40	43
Series 2014DD, Rev., 5.00%, 6/15/2024	50	56
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015HH, Rev., 5.00%, 6/15/2029	75	87
Series FF, Rev., 5.00%, 6/15/2031	5,000	5,761
Series 2015AA, Rev., 4.00%, 6/15/2044	25	27
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017
Series EE, Rev., 5.00%, 6/15/2036	5,000	6,074
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	22
Series 2018EE, Rev., 5.00%, 6/15/2035	35	41
Series 2018FF, Rev., 5.00%, 6/15/2040	50	62
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019
Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	19,227
Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	44
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	11,930

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020AA, Rev., 5.00%, 6/15/2040	25	32
Series 2020CC-2, Rev., 4.00%, 6/15/2041	5,000	5,927
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	180
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,227
New York Convention Center Development Corp., Hotel Unit Fee Secured
Rev., 5.00%, 11/15/2025	2,000	2,324
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	765
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,162
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,360
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,732
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,838
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,487
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,575
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	4,558
New York Counties Tobacco Trust
Series 2016B, Rev., 5.00%, 6/1/2026	150	178
New York State Dormitory Authority, Columbia University
Series 2016A-2, Rev., 5.00%, 10/1/2024	15	17
Series 2016A-1, Rev., 5.00%, 10/1/2026	70	85
Series 2017B, Rev., 5.00%, 10/1/2026	30	36
New York State Dormitory Authority, Cornell University
Series 2019A, Rev., 5.00%, 7/1/2025	65	76
Series 2019A, Rev., 5.00%, 7/1/2029	25	32
New York State Dormitory Authority, Municipal Health Facilities Improvement Program
Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,232
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	56
Series 2016A, Rev., 5.00%, 7/1/2027	60	72
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,255
Series 2017A, Rev., 4.00%, 7/1/2035	25	29
Series 2017A, Rev., 4.00%, 7/1/2036	75	85
Series 2019A, Rev., 5.00%, 7/1/2036	45	58
Series 2017A, Rev., 4.00%, 7/1/2037	45	51
Series 2016A, Rev., 5.00%, 7/1/2039	140	165
Series 2019A, Rev., 5.00%, 7/1/2039	25	32
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,893
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,961
New York State Dormitory Authority, School Districts Financing Program
Series B, Rev., 5.00%, 10/1/2024	2,000	2,077
Series 2018A, Rev., 5.00%, 10/1/2026	285	342
Series 2019A, Rev., 5.00%, 4/1/2028	80	99
Series 2018A, Rev., 5.00%, 10/1/2030	25	30
Series 2018A, Rev., 5.00%, 10/1/2031	75	90
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2023	90	95
Series 2016D, Rev., 5.00%, 2/15/2023(b)	25	26
Series A, Rev., 5.00%, 2/15/2023(b)	3,000	3,172
Series 2015E, Rev., 5.00%, 3/15/2023(b)	50	53
Series 2014A, Rev., 5.00%, 2/15/2024(b)	15	17
Series 2015B, Rev., 5.00%, 2/15/2025(b)	5	6
Series A, Rev., 5.00%, 2/15/2027	20,000	21,974
Series 2012A, Rev., 5.00%, 2/15/2028	10,000	10,984
Series 2017A, Rev., 5.00%, 2/15/2028	40	49
Series A, Rev., 5.00%, 12/15/2028	20,000	20,982
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,474

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015E, Rev., 5.00%, 3/15/2029	125	145
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,141
Series 2015E, Rev., 5.00%, 3/15/2030	30	35
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,006
Series A, Rev., 5.00%, 3/15/2033	95	121
Series 2015B, Rev., 5.00%, 2/15/2039	50	56
Series 2017B, Rev., 5.00%, 2/15/2041	80	97
Series 2017B, Rev., 5.00%, 2/15/2042	30	36
Series 2019A, Rev., 5.00%, 3/15/2042	25	31
Series 2019A, Rev., 5.00%, 3/15/2043	95	118
New York State Dormitory Authority, State Sales Tax
Series 2016A, Rev., 5.00%, 3/15/2023	45	48
Series 2014A, Rev., 5.00%, 3/15/2028	25	28
Series 2015B, Rev., 5.00%, 3/15/2029	45	52
Series 2018C, Rev., 5.00%, 3/15/2029	40	50
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,069
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,294
Series A, Rev., 5.00%, 3/15/2031	5,000	5,516
Series B, Rev., 5.00%, 3/15/2031	6,600	7,664
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	22,284
Series 2016A, Rev., 5.00%, 3/15/2032	35	42
Series 2016A, Rev., 5.00%, 3/15/2033	70	84
Series 2015B, Rev., 5.00%, 3/15/2038	80	92
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,597
Series B, Rev., 5.00%, 3/15/2039	13,080	15,104
Series 2018A, Rev., 5.00%, 3/15/2041	135	167
Series 2018E, Rev., 5.00%, 3/15/2041	225	281
Series 2018A, Rev., 5.00%, 3/15/2044	30	37
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2028	2,720	3,375
Series A, Rev., 5.00%, 7/1/2029	2,100	2,609
Series 2017A, Rev., 5.00%, 7/1/2030	750	916
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,754
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,563
Series A, Rev., 5.00%, 7/1/2032	3,130	3,932
Series 2017A, Rev., 5.00%, 7/1/2037	230	279
Series 2017A, Rev., 5.00%, 7/1/2042	25	30
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series A, Rev., 5.00%, 5/15/2025	2,000	2,043
Series A, Rev., 5.00%, 5/15/2028	2,000	2,044
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2023	25	27
Series D, Rev., 5.00%, 6/15/2027	5,325	5,461
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,553
Series 2019B, Rev., 5.00%, 6/15/2028	25	32
Series 2017E, Rev., 4.00%, 6/15/2037	40	46
Series 2019B, Rev., 5.00%, 6/15/2039	150	192
Series 2018B, Rev., 5.00%, 6/15/2043	50	62
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,635	3,001
Series L, Rev., 5.00%, 1/1/2027	1,250	1,515
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,847
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014A, Rev., 5.00%, 3/15/2024	40	44
Series 2016A, Rev., 5.00%, 3/15/2024	10	11
Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,007
Series 2013C, Rev., 5.00%, 3/15/2032	30	32
Series 2016A, Rev., 5.00%, 3/15/2032	350	411
Series 2015A, Rev., 5.00%, 3/15/2033	60	70
Series 2019A, Rev., 5.00%, 3/15/2035	25	31
Series 2019A, Rev., 5.00%, 3/15/2037	35	44
Series 2019A, Rev., 5.00%, 3/15/2038	45	56
New York State Urban Development Corp., State Sales Tax
Series 2019A, Rev., 5.00%, 3/15/2041	70	89
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	5,000	5,018
Rev., AMT, 5.00%, 1/1/2025	5,000	5,646
Rev., AMT, 4.00%, 10/1/2030	5,350	6,246
Rev., AMT, 5.00%, 1/1/2036	9,900	11,812
Orange County Funding Corp., Mount Saint Mary College Project
Series 2012B, Rev., 4.00%, 7/1/2023	160	162
Port Authority of New York and New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2023	225	245
Series 179, Rev., 5.00%, 12/1/2023	50	55
Series 179, Rev., 5.00%, 12/1/2025	50	55
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	977
Series 209, Rev., 5.00%, 7/15/2035	125	156
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,478
Series 93, Rev., 6.13%, 6/1/2094	12,000	13,444
Port Washington Union Free School District
GO, 3.00%, 8/1/2027	70	73
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2024(b)	80	91
Series A, Rev., 5.00%, 10/15/2024(b)	18,785	21,280
Town of Southeast, Public Improvement
Series 2019A, GO, 5.00%, 8/15/2022	45	47
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2011A, Rev., 5.00%, 1/1/2022(b)	5,495	5,517
Series 2013B, Rev., 5.00%, 11/15/2023	90	98
Series 2016A, Rev., 5.00%, 11/15/2023	20	22
Series 2017C-1, Rev., 5.00%, 11/15/2024	110	125
Series 2017C-1, Rev., 4.00%, 11/15/2025	50	57
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	176
Series 2012B, Rev., 5.00%, 11/15/2026	240	251
Series 2017B, Rev., 5.00%, 11/15/2027	500	613
Series 2015A, Rev., 5.00%, 11/15/2029	200	230
Series B, Rev., 5.00%, 11/15/2030	2,500	2,611
Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	7,168
United Nations Development Corp., Senior Lien
Series 2019A, Rev., 5.00%, 7/1/2022	50	51
Utility Debt Securitization Authority
Series 2016A, Rev., 5.00%, 6/15/2025	100	107
Series 2016B, Rev., 5.00%, 6/15/2025	50	54
Series 2016A, Rev., 5.00%, 6/15/2027	25	29
Rev., 5.00%, 12/15/2036	5,250	6,131
Utility Debt Securitization Authority, Federally Tax-Exempt
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,640
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,823
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,626
Wantagh Union Free School District
Series 2013A, GO, 5.00%, 9/1/2022	30	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project
Series 2021D, Rev., 2.88%, 7/1/2026(d)	3,765	3,786
Series 2021C, Rev., 3.20%, 7/1/2028(d)	13,350	13,436
Series 2021A, Rev., 5.00%, 7/1/2041(d)	10,770	11,697
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project
Rev., 5.00%, 7/1/2040	1,000	1,049

Total New York		566,606

North Carolina — 1.3%
City of Charlotte
Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,256
City of Charlotte, Airport Special Facilities, Charlotte Douglas International Airport
Rev., 5.00%, 7/1/2031	25	31
Series A, Rev., 5.00%, 7/1/2034	25	31
City of High Point, Combined Water and Sewer System
Rev., 5.00%, 11/1/2028	25	31
City of Raleigh, Limited Obligation
Rev., 5.00%, 2/1/2029	305	360
City of Wilmington
Series A, Rev., 5.00%, 6/1/2028	400	445
County of Brunswick, Limited Obligation
Rev., 5.00%, 4/1/2022	30	30
County of Buncombe, Limited Obligation
Series 2020A, Rev., 5.00%, 6/1/2030	75	99
Series 2020A, Rev., 5.00%, 6/1/2031	290	380
Series 2020A, Rev., 5.00%, 6/1/2033	125	163
County of Chatham, Limited Obligation
Rev., 5.00%, 11/1/2026	1,880	2,130
County of Cumberland, Limited Obligation
Rev., 5.00%, 11/1/2022	20	21
County of Harnett, Limited Obligation
Rev., 4.00%, 10/1/2035	45	53
County of Moore
Series 2019A, GO, 5.00%, 1/15/2024	20	22
County of Onslow, Public Facilities Co. Ltd., Limited Obligation
Rev., 5.00%, 10/1/2026	25	30
Rev., 4.00%, 10/1/2032	340	390
County of Union, Enterprise System
Series 2019A, Rev., 5.00%, 6/1/2024	20	22
County of Wake, Limited Obligation
Rev., 5.00%, 9/1/2023	25	27
Rev., 5.00%, 9/1/2024	25	28
North Carolina Capital Facilities Finance Agency, High Point University
Rev., 5.00%, 5/1/2031	500	648
Rev., 4.00%, 5/1/2032	1,000	1,195
Rev., 4.00%, 5/1/2033	1,000	1,189
Rev., 4.00%, 5/1/2034	900	1,068
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes, Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,261
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,590
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project
Series 2020A, Rev., 5.00%, 10/1/2040	695	787
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2041	415	477
North Carolina Medical Care Commission, The Presbyterian Homes Obligated Group
Rev., 4.00%, 10/1/2035	650	748
Rev., 4.00%, 10/1/2040	600	679
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019C, Rev., 2.55%, 6/1/2026(c)	13,800	14,645
North Carolina Turnpike Authority, Triangle Expressway System
Series 2018A, Rev., 4.00%, 1/1/2035	85	100
Raleigh Durham Airport Authority
Series 2020B, Rev., 5.00%, 5/1/2026	30	36
Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,294
Series 2020B, Rev., 5.00%, 5/1/2029	25	32
Series 2020B, Rev., 5.00%, 5/1/2031	75	100
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,316
State of North Carolina
Rev., 5.00%, 3/1/2033	15,000	19,016

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of North Carolina at Charlotte (The)
Rev., 5.00%, 10/1/2029	45	55
University of North Carolina, Hospital at Chapel Hill
Rev., 5.00%, 2/1/2032	25	32
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2032	1,285	1,631
Rev., 5.00%, 2/1/2033	850	1,077
Rev., 5.00%, 2/1/2034	1,240	1,569
Rev., 5.00%, 2/1/2036	1,385	1,745
Rev., 4.00%, 2/1/2040	500	579
Rev., 4.00%, 2/1/2045	1,750	2,006

Total North Carolina		62,424

North Dakota — 0.0%(e)
City of Fargo
Series 2014E, GO, 5.00%, 5/1/2025	290	322

Ohio — 2.5%
Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group
Rev., 5.00%, 11/15/2028	130	162
Rev., 5.00%, 11/15/2029	275	350
Rev., 5.00%, 11/15/2030	350	453
Rev., 5.00%, 11/15/2031	300	386
Rev., 5.00%, 11/15/2032	350	449
American Municipal Power, Inc., Fremont Energy Center Project
Series 2021A, Rev., 5.00%, 2/15/2032	3,285	4,309
Series 2021A, Rev., 5.00%, 2/15/2033	1,250	1,636
Series 2021A, Rev., 5.00%, 2/15/2034	3,250	4,246
Series 2021A, Rev., 4.00%, 2/15/2036	1,975	2,375
American Municipal Power, Inc., Solar Electricity Prepayment Project, Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	150	158
Series 2019A, Rev., 5.00%, 2/15/2024	225	247
Series 2019A, Rev., 5.00%, 2/15/2025	160	183
Series 2019A, Rev., 5.00%, 2/15/2026	200	235
Series 2019A, Rev., 5.00%, 2/15/2027	250	303
Series 2019A, Rev., 5.00%, 2/15/2028	225	278
Bowling Green State University, General Receipts
Series 2020A, Rev., 5.00%, 6/1/2033	375	476
Series 2020A, Rev., 5.00%, 6/1/2034	450	570
Series 2020A, Rev., 5.00%, 6/1/2035	650	821
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Class 1, Rev., 5.00%, 6/1/2034	1,000	1,268
Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2037	2,000	2,342
Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2039	2,000	2,326
City of Cincinnati, Water System
Series B, Rev., 5.00%, 12/1/2023	30	33
City of Columbus, Various Purpose, Unlimited Tax
Series 2017-1, GO, 5.00%, 4/1/2029	11,010	13,665
City of Dublin, Various Purpose
GO, 5.00%, 12/1/2025	425	501
City of Huber Heights, Limited Tax, Various Purpose
GO, 5.00%, 12/1/2032	25	30
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 8/1/2032	340	434
Series 2020A, Rev., 5.00%, 8/1/2033	325	414
Series 2020A, Rev., 5.00%, 8/1/2034	355	451
Series 2020A, Rev., 4.00%, 8/1/2041	905	1,052
City of North Ridgeville, Limited Tax
GO, 4.00%, 12/1/2023	20	21
Cleveland Department of Public Utilities Division of Water
Series 2017BB, Rev., 5.00%, 1/1/2026	25	29
Series 2017BB, Rev., 5.00%, 1/1/2032	45	54
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project
Rev., 5.00%, 7/1/2031	200	260
Rev., 5.00%, 7/1/2032	225	292
Rev., 5.00%, 7/1/2033	250	324
Rev., 5.00%, 7/1/2034	200	259
Rev., 5.00%, 7/1/2035	200	258
Rev., 5.00%, 7/1/2036	300	387
Rev., 4.00%, 7/1/2037	200	239
Rev., 4.00%, 7/1/2038	250	298
Rev., 4.00%, 7/1/2039	280	333
Rev., 4.00%, 7/1/2040	200	237
Rev., 4.00%, 7/1/2046	750	879

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Columbus City School District, Ohio School Facilities Construction and Improvement, Unlimited Tax
Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,552
County of Cuyahoga, Sports Facilities Improvement Project, Excise Tax
Rev., 5.00%, 12/1/2023(b)	1,835	2,008
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	263
Series 2020B, Rev., 4.00%, 7/1/2029	265	309
Series 2020B, Rev., 4.00%, 7/1/2030	875	1,016
Series 2020B, Rev., 4.00%, 7/1/2031	925	1,069
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,656
Series 2020B, Rev., 4.00%, 7/1/2033	385	441
Series 2020B, Rev., 4.00%, 7/1/2034	475	542
Series 2020B, Rev., 4.00%, 7/1/2035	365	415
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,241
County of Franklin, Hospital Facilities, Nationwide Children’s Hospital Project
Series 2016C, Rev., 5.00%, 11/1/2027	325	396
County of Franklin, Trinity Health Credit Group
Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,598
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2025	50	59
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University
Rev., 4.00%, 5/1/2026	270	277
Rev., 5.00%, 5/1/2030	500	549
County of Montgomery, Dayton Children’s Hospital
Rev., 4.00%, 8/1/2046	950	1,112
County of Montgomery, Kettering Health Network Obligated Group Project
Rev., 5.00%, 8/1/2035	375	486
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2027	840	1,016
Series A, Rev., 5.00%, 7/1/2028	1,200	1,286
Series A, Rev., 5.75%, 7/1/2028	750	813
Series A, Rev., 5.00%, 7/1/2031	250	313
Series A, Rev., 4.00%, 7/1/2033	920	1,072
Series A, Rev., 5.75%, 7/1/2033	1,400	1,516
Dayton City School District, School Facilities Construction and Improvement, Unlimited Tax
GO, 5.00%, 11/1/2029	10	13
Lakota Local School District/Sandusky Seneca and Wood Counties, School Facilities Construction & Improvement
GO, 5.00%, 1/15/2023	50	53
Miami Valley Career Technology Center, Various Purpose School Improvement, Unlimited Tax
GO, 5.00%, 12/1/2032	35	43
New Albany Plain Local School District, School Improvement
GO, 5.00%, 12/1/2023	25	27
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 4.00%, 11/15/2024(b)	15	17
Rev., 5.00%, 11/15/2024(b)	1,500	1,704
Ohio Air Quality Development Authority. American Electric Co. Project
Series 2014A, Rev., 2.40%, 10/1/2029(c)	1,820	1,911
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	102
Rev., 3.00%, 11/1/2025	605	622
Rev., 3.00%, 11/1/2026	585	603
Rev., 3.00%, 11/1/2027	645	664
Rev., 3.00%, 11/1/2028	655	673
Rev., 5.00%, 11/1/2034	1,520	1,756
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series B, Rev., 5.00%, 12/1/2029	1,105	1,364
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	864
Rev., 5.00%, 3/1/2034	3,000	3,529
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2033	500	639

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 5/1/2034	520	663
Rev., 5.00%, 5/1/2035	440	560
Rev., 5.00%, 5/1/2036	460	585
Rev., 4.00%, 5/1/2037	695	817
Rev., 4.00%, 5/1/2039	680	796
Ohio State University (The), General Receipts
Series 2010D, Rev., 5.00%, 12/1/2028	20	26
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	55	65
Ohio Turnpike and Infrastructure Commission, Junior Lien, Infrastructure Projects
Series 2018A, Rev., 5.00%, 2/15/2030	50	62
Ohio Water Development Authority, Fresh Water
Series 2016A, Rev., 5.00%, 12/1/2030	55	65
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2017A, Rev., 5.00%, 12/1/2029	25	31
Series 2019B, Rev., 5.00%, 12/1/2035	55	72
Port of Greater Cincinnati Development Authority, FC Cincinnati Public Improvements Project
Rev., 3.75%, 12/1/2031(d)	245	250
Shaker Heights City School District, School Facilities Improvement, Unlimited Tax
Series A, GO, 5.00%, 12/15/2026	1,000	1,212
State of Ohio
Series 2014A, GO, 5.00%, 9/15/2022	25	26
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects
Series 2017A, Rev., 5.00%, 4/1/2027(b)	760	932
Series 2017A, Rev., 5.00%, 4/1/2033	25	30
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Series 2017B, Rev., 5.00%, 10/1/2023	35	38
Series B, Rev., 5.00%, 10/1/2029	1,495	1,553
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects
Series 2017A, Rev., 5.00%, 12/1/2032	35	43
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects
Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,189
State of Ohio, Cleveland Clinic Health System Obligated Group
Series 2017A, Rev., 5.00%, 1/1/2032	170	210
State of Ohio, Higher Education
Series 2018A, GO, 5.00%, 2/1/2030	30	35
State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts
Series V, GO, 5.00%, 5/1/2034	10	12
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	8,924
Series 2019-1, Rev., 5.00%, 12/15/2028	25	32
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,309
State of Ohio, University Hospitals Health System, Inc.
Series 2021E, Rev., 4.00%, 1/15/2037	1,700	1,942
University of Akron (The), General Receipts
Series 2015A, Rev., 5.00%, 1/1/2025	110	125

Total Ohio		116,216

Oklahoma — 0.3%
Grand River Dam Authority
Series 2014A, Rev., 4.00%, 6/1/2024	25	27
Series 2016A, Rev., 5.00%, 6/1/2031	60	72
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project
Rev., 4.00%, 9/1/2027	600	688
Rev., 4.00%, 9/1/2028	675	785
Oklahoma Capitol Improvement Authority
Series 2014C, Rev., 5.00%, 7/1/2024	25	28
Oklahoma City Water Utilities Trust, Water and Sewer System
Rev., 5.00%, 7/1/2022	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	260
Rev., 5.00%, 10/1/2023	180	195
Rev., 5.00%, 10/1/2025	510	591
Rev., 5.00%, 10/1/2026	500	598
Oklahoma Development Finance Authority, Health System, OU Medicine Project
Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,367
Oklahoma Turnpike Authority, Second Senior
Series 2017C, Rev., 5.00%, 1/1/2036	25	30
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,328
Oklahoma Water Resources Board, Master Trust, Drinking Water Program
Rev., 4.00%, 4/1/2032	30	34
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project
Series A, Rev., 5.00%, 9/1/2028	15	19
University of Oklahoma (The)
Series 2014C, Rev., 5.00%, 7/1/2031	50	51

Total Oklahoma		13,099

Oregon — 1.2%
City of Medford, Limited Tax
GO, 5.00%, 7/15/2023(b)	25	27
City of Portland, 4th and Montgomery and Streetcar Projects
Series A, GO, 5.00%, 2/1/2035	650	825
City of Portland, Sewer System, First Lien
Series A, Rev., 5.00%, 6/1/2026	5,350	6,183
City of Portland, Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2031	85	110
Series 2020A, Rev., 5.00%, 5/1/2031	45	59
City of Salem
GO, 5.00%, 6/1/2026	460	551
GO, 5.00%, 6/1/2029	2,055	2,581
City of Tualatin
GO, 5.00%, 6/15/2028	15	19
Clackamas County School District No. 7J Lake Oswego
GO, 5.00%, 6/1/2029	20	24
Deschutes County Administrative School District No. 1 Bend-La Pine
GO, 5.00%, 6/15/2026	4,725	5,660
Hillsboro School District No. 1J
GO, 5.00%, 6/15/2026	4,000	4,779
GO, 5.00%, 6/15/2027	1,470	1,807
Mount Hood Community College District, Full Faith and Credit
GO, 5.00%, 6/1/2022	5	5
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow
Series 2019A, GO, Zero Coupon, 6/15/2035	600	431
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	224
Series 2020A, Rev., 5.00%, 10/1/2025	200	232
Series 2020A, Rev., 5.00%, 10/1/2026	125	149
Series 2020A, Rev., 5.00%, 10/1/2027	150	184
Series 2020A, Rev., 5.00%, 10/1/2028	175	219
Series 2020A, Rev., 5.00%, 10/1/2029	300	382
Series 2020A, Rev., 5.00%, 10/1/2030	300	389
Series 2020A, Rev., 5.00%, 10/1/2035	140	177
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,454
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	28
Series 2015C, Rev., 5.00%, 4/1/2026	200	230
Series 2014A, Rev., 5.00%, 4/1/2027	100	110
Series A, Rev., 5.00%, 4/1/2031	1,950	2,359
Series A, Rev., 5.00%, 4/1/2032	1,750	2,113
Series A, Rev., 5.00%, 4/1/2033	3,500	4,226
Series A, Rev., 5.00%, 4/1/2035	2,470	2,977
Portland Community College District
GO, 5.00%, 6/15/2023	35	38
GO, 5.00%, 6/15/2026	710	850
GO, 5.00%, 6/15/2027	2,640	3,152
State of Oregon, Article XI-G State Projects
Series L, GO, 5.00%, 8/1/2035	1,930	2,354
Series L, GO, 5.00%, 8/1/2036	1,975	2,407

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Oregon, Article XI-Q State Projects
Series 2019A, GO, 5.00%, 5/1/2030	40	51
Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,421
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt
Series 2019A, Rev., 5.00%, 11/15/2038	40	51
Washington and Multnomah Counties School District No. 48J Beaverton
Series 2014B, GO, 5.00%, 6/15/2024(b)	105	117
Washington County Clean Water Services, Senior Lien
Rev., 5.00%, 10/1/2022	25	26
Yamhill County Hospital Authority, Friendsview, Tax Exempt
Series 2021B-3, Rev., 1.75%, 11/15/2026	415	415
Series 2021A, Rev., 5.00%, 11/15/2036	610	728
Series 2021A, Rev., 5.00%, 11/15/2046	770	898
Series 2021A, Rev., 5.00%, 11/15/2051	550	640
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	6
GO, 4.00%, 6/15/2035	75	84

Total Oregon		53,752

Pennsylvania — 4.4%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,719
Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,639
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,157
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,663
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2022	25	26
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,682
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,577
Allegheny County Sanitary Authority, Sewer
Rev., AGM, 4.00%, 12/1/2035	5	6
Allentown City School District, Limited Tax
Series B, GO, 5.00%, 2/1/2029	3,110	3,903
Series B, GO, 5.00%, 2/1/2030	4,300	5,495
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2025	500	557
Rev., 5.00%, 11/1/2027	1,150	1,315
Rev., 5.00%, 11/1/2028	1,535	1,755
Rev., 5.00%, 11/1/2029	350	399
Rev., 5.00%, 11/1/2030	600	681
Berks County Municipal Authority (The), Tower Health Project
Series 2020B-2, Rev., 5.00%, 2/1/2027(c)	10,985	12,469
Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,202
Series 2020A, Rev., 5.00%, 2/1/2029	740	860
Series 2020A, Rev., 5.00%, 2/1/2030	800	940
Series 2020B-3, Rev., 5.00%, 2/1/2030(c)	2,015	2,351
Series 2020A, Rev., 5.00%, 2/1/2031	700	836
Series 2020A, Rev., 5.00%, 2/1/2032	750	902
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2025	370	418
Rev., 5.00%, 7/1/2026	450	521
Rev., 5.00%, 7/1/2027	475	563
Rev., 5.00%, 7/1/2028	500	604
Rev., 5.00%, 7/1/2029	500	614
Rev., 5.00%, 7/1/2030	675	843
Rev., 5.00%, 7/1/2031	1,150	1,460
Rev., 5.00%, 7/1/2032	500	636
Rev., 5.00%, 7/1/2033	1,170	1,484
Rev., 5.00%, 7/1/2034	1,300	1,646
Rev., 5.00%, 7/1/2035	1,055	1,333
Centennial School District Bucks County
GO, 5.00%, 12/15/2024	20	23
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2032	475	607
Rev., 5.00%, 12/1/2033	740	943
Rev., 5.00%, 12/1/2034	400	508
Rev., 5.00%, 12/1/2035	175	222
Rev., 5.00%, 12/1/2036	305	386

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 12/1/2037	450	569
Rev., 5.00%, 12/1/2038	950	1,196
City of Erie, Higher Education Building Authority, Gannon University Project — AICUP Financing Program
Series 2021TT1, Rev., 4.00%, 5/1/2036	100	117
Series 2021TT1, Rev., 4.00%, 5/1/2041	100	115
City of Philadelphia, Airport System
Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	301
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,417
Rev., 5.00%, 6/1/2025	1,875	2,156
Rev., 5.00%, 6/1/2026	1,120	1,328
Rev., 5.00%, 6/1/2027	1,500	1,827
Rev., 5.00%, 6/1/2028	2,620	3,269
Rev., 5.00%, 6/1/2029	1,120	1,387
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024(b)	50	56
Series A, COP, 5.00%, 7/1/2028	400	493
Series A, COP, 5.00%, 7/1/2029	300	369
Series A, COP, 5.00%, 7/1/2030	375	460
Series A, COP, 5.00%, 7/1/2031	425	520
Series A, COP, 5.00%, 7/1/2034	450	546
County of Allegheny
Series C-77, GO, 5.00%, 11/1/2043	50	62
County of Berks
GO, 5.00%, 11/15/2023	20	22
County of Bucks
GO, 5.00%, 5/1/2027	325	388
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	570
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	570
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	797
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2026	30	36
Series 2017A, Rev., 5.00%, 10/1/2030	40	48
Series 2017A, Rev., 5.00%, 10/1/2042	45	54
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	2,075
Rev., 5.00%, 7/15/2030	2,000	2,429
Rev., 5.00%, 7/15/2031	1,450	1,756
Rev., 5.00%, 7/15/2032	1,525	1,844
Rev., 5.00%, 7/15/2034	1,675	2,019
Rev., 4.00%, 7/15/2043	5,670	6,367
Easton Area School District
Series 2020B, GO, 5.00%, 2/1/2031	50	62
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,595
Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,030
Series 2018D, Rev., 4.00%, 12/1/2036	35	41
Geisinger Authority, Health System
Series 2020A, Rev., 4.00%, 4/1/2039	6,665	7,792
Kiski Valley Water Pollution Control Authority, Sewer
Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	354
Lancaster County Hospital Authority, Health Center, Masonic Villages Project
Rev., 5.00%, 11/1/2028	1,215	1,368
Lehigh County Industrial Development Authority, Seven Generation Charter School
Series 2021A, Rev., 4.00%, 5/1/2031	340	376
Series 2021A, Rev., 4.00%, 5/1/2041	890	961
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	815	968
Rev., 5.00%, 4/1/2028	600	727
Rev., 5.00%, 4/1/2029	815	1,006
Rev., 5.00%, 4/1/2030	760	954
Rev., 5.00%, 4/1/2031	705	880
Rev., 5.00%, 4/1/2032	945	1,176
Rev., 5.00%, 4/1/2033	920	1,140
Rev., 5.00%, 4/1/2034	520	643
Rev., 4.00%, 4/1/2036	515	588
Rev., 4.00%, 4/1/2037	545	622
Rev., 4.00%, 4/1/2038	695	792
Rev., 4.00%, 4/1/2039	305	347
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,125	3,871
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,381

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Montgomery County Industrial Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group
Series 2020C, Rev., 4.00%, 11/15/2043	300	345
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2024	155	170
Rev., 4.00%, 12/1/2025	150	169
Rev., 4.00%, 12/1/2026	150	172
Rev., 4.00%, 12/1/2027	200	228
Rev., 4.00%, 12/1/2028	205	233
Rev., 4.00%, 12/1/2029	250	283
Rev., 4.00%, 12/1/2030	300	339
Rev., 4.00%, 12/1/2031	300	338
Rev., 4.00%, 12/1/2032	435	490
Rev., 4.00%, 12/1/2033	400	449
Rev., 4.00%, 12/1/2034	165	185
Rev., 4.00%, 12/1/2035	175	196
Rev., 4.00%, 12/1/2036	175	196
Rev., 4.00%, 12/1/2037	100	112
Rev., 4.00%, 12/1/2038	100	112
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,049
Series D, GO, 5.00%, 11/15/2035	1,390	1,609
Series D, GO, 5.00%, 11/15/2036	1,250	1,445
Series D, GO, 5.00%, 11/15/2037	550	635
Series E, GO, 5.00%, 11/15/2038	810	934
Pennsbury School District
Series 2019A, GO, 4.00%, 8/1/2022	25	26
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Project
Rev., 4.00%, 7/1/2030	1,265	1,439
Rev., 4.00%, 7/1/2033	1,750	1,977
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project
Rev., VRDO, 0.95%, 12/1/2026(c)	8,855	8,855
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2016A, Rev., 5.00%, 8/15/2023	50	54
Series 2015A, Rev., 5.00%, 10/1/2023	30	33
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2029	40	52
Rev., 5.00%, 8/15/2031	50	64
Rev., 5.00%, 8/15/2040	100	114
Pennsylvania State University (The)
Series A, Rev., 5.00%, 9/1/2023	40	43
Pennsylvania Turnpike Commission
Series A, Rev., 5.00%, 12/1/2032	1,750	2,258
Series 2020B, Rev., 5.00%, 12/1/2033	470	615
Series A, Rev., 5.00%, 12/1/2033	1,240	1,598
Series A, Rev., 5.00%, 12/1/2034	1,400	1,795
Series A, Rev., 5.00%, 12/1/2035	2,000	2,558
Series 2021B, Rev., 4.00%, 12/1/2046	5,500	6,456
Philadelphia Authority for Industrial Development, Electrical and Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2031	340	387
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project
Series 2020A, Rev., 5.00%, 8/1/2030	260	305
Philadelphia Authority for Industrial Development, Philadelphia Electrical and Technology Charter School Project
Series 2021A, Rev., 4.00%, 6/1/2041	375	413
Series 2021A, Rev., 4.00%, 6/1/2051	400	433
Pittsburgh Water and Sewer Authority
Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,807
School District of the City of Erie (The), Limited Tax
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	631
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	677
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	390
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	538
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	662
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,345
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,033

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
School District of the City of Erie (The), Unlimited Tax
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,532
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,138
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,257
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	633
Spring-Ford Area School District
GO, 5.00%, 6/1/2023	50	54
St. Mary Hospital Authority, Trinity Health Credit Group
Series 2019PA, Rev., 5.00%, 12/1/2031	25	32
Swarthmore Borough Authority, Swarthmore College
Series 2016B, Rev., 4.00%, 9/15/2041	50	56
Township of Hampton
GO, 4.00%, 1/1/2039	45	52
Township of Lower Paxton
GO, 4.00%, 4/1/2033	35	42
Township of Palmer
Series 2020D, GO, 4.00%, 11/15/2025	20	23
Township of Radnor
Series B, GO, 4.00%, 7/15/2024	10	11
Township of Spring
GO, 5.00%, 11/15/2028	25	32
Upper Merion Area School District
GO, 5.00%, 1/15/2029	350	412
GO, 5.00%, 1/15/2031	650	761
GO, 5.00%, 1/15/2033	480	561
GO, 5.00%, 1/15/2034	200	234
GO, 5.00%, 1/15/2035	475	554
Warwick School District
GO, 4.00%, 3/1/2024	30	32
West Chester Area School District
GO, 4.00%, 5/15/2040	40	46
Wilkes-Barre Area School District
GO, 5.00%, 4/15/2023	110	117
GO, 3.50%, 4/15/2038	370	414
GO, 3.50%, 4/15/2039	235	263
GO, 3.75%, 4/15/2044	1,500	1,683

Total Pennsylvania		203,968

Puerto Rico — 0.3%
Puerto Rico Public Finance Corp. (Puerto Rico)
Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026(b)	10,000	12,392

Rhode Island — 0.0%(e)
Rhode Island Infrastructure Bank, Municipal Road and Bridge
Series 2018A, Rev., 5.00%, 10/1/2024	25	28
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2019A, Rev., 4.00%, 10/1/2044	480	555
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan
Series 2019A, GO, 4.00%, 5/1/2037	50	60

Total Rhode Island		643

South Carolina — 0.3%
Beaufort-Jasper Water & Sewer Authority
Series 2019A, Rev., 5.00%, 3/1/2029	25	32
Berkeley County School District
Rev., 5.00%, 12/1/2022	1,000	1,048
Rev., 5.00%, 12/1/2023	1,505	1,646
Charleston County Airport District
Rev., 5.00%, 7/1/2026	100	119
City of Spartanburg, Water System
Series B, Rev., 5.00%, 6/1/2031	480	587
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	713
Rev., AGM, 4.00%, 12/1/2034	780	925
Lexington County Health Services District, Inc., LexMed Obligated Group
Rev., 5.00%, 11/1/2029	575	701
Rev., 4.00%, 11/1/2030	750	862
Rev., 4.00%, 11/1/2031	500	573
Rev., 4.00%, 11/1/2032	535	612
Rev., 4.00%, 11/1/2033	200	229
Richland County School District No. 1
Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,504
South Carolina Jobs-Economic Development Authority, Kiawah Life Plan Village, Inc., Project
Rev., 8.75%, 7/1/2025(d)	625	641
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project
Rev., 5.00%, 10/1/2037	300	365
Town of Hilton Head Island, Beach Preservation Fee Pledge
Rev., 5.00%, 8/1/2023	35	38

Total South Carolina		13,595

South Dakota - 0.0%(e)
Brookings School District No. 005-1
GO, 4.00%, 7/1/2026	25	29
Harrisburg School District No. 41-2

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 4.00%, 1/15/2022(b)	55	55

Total South Dakota		84

Tennessee — 5.6%
Chattanooga Health Educational and Housing Facility Board, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,270
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,265
Series A-1, Rev., 5.00%, 8/1/2034	750	943
Series A-1, Rev., 5.00%, 8/1/2035	500	628
City of Johnson City
Series 2019B, GO, 5.00%, 6/1/2028	45	57
City of Kingsport
Series B, GO, 5.00%, 3/1/2025	110	126
City of Knoxville, Electric System
Series 2017-II, Rev., 5.00%, 7/1/2023	25	27
County of Anderson, Rural Elementary School
Series A, GO, 5.00%, 5/1/2025	890	1,024
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	833
Series 2018B, GO, 5.00%, 5/1/2025	785	903
County of Blount
Series B, GO, 5.00%, 6/1/2027	1,000	1,191
County of Knox
GO, 5.00%, 6/1/2029	1,410	1,773
County of Madison
GO, 5.00%, 5/1/2026	3,770	4,486
County of Sevier
GO, 5.00%, 6/1/2025	145	167
County of Shelby
Series 2019B, GO, 5.00%, 4/1/2022	30	30
County of Shelby, Public Improvement
Series A, GO, 4.00%, 4/1/2034	9,470	11,329
County of Sullivan
GO, 4.00%, 5/1/2045	40	45
County of Washington
Series 2016A, GO, 4.00%, 6/1/2032	35	40
County of Wilson
GO, 5.00%, 4/1/2022	10	10
County of Wilson, District School
GO, 5.00%, 4/1/2026	65	77
Franklin Special School District, School Improvement
GO, 5.00%, 6/1/2028	100	126
GO, 5.00%, 6/1/2030	300	385
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,807
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,272
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,658
Knox County Health Educational & Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2025	855	998
Rev., 5.00%, 11/15/2027	800	985
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2041	1,135	1,256
Metropolitan Government of Nashville & Davidson County
GO, 5.00%, 7/1/2029	27,295	34,287
GO, 4.00%, 7/1/2036	24,290	28,899
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	17
Series C, GO, 5.00%, 7/1/2025(b)	5,500	6,377
GO, 5.00%, 1/1/2031	15	18
GO, 4.00%, 7/1/2031	17,400	20,321
GO, 5.00%, 7/1/2031	10,000	12,543
GO, 4.00%, 7/1/2037	16,205	19,245
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2031	850	1,100
Series 2019A, Rev., 5.00%, 7/1/2032	850	1,095
Series 2019A, Rev., 5.00%, 7/1/2033	825	1,058
Series 2019A, Rev., 5.00%, 7/1/2034	275	352
Series 2019A, Rev., 5.00%, 7/1/2035	545	696
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	380
Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,466
Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,226
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,281

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	786
Series 2019A, Rev., 5.00%, 7/1/2044	1,620	2,033
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,763
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,615
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,617
Series 2019A, Rev., 5.75%, 10/1/2059	1,240	1,333
Tennessee Energy Acquisition Corp., Gas Project
Series 2017A, Rev., 4.00%, 5/1/2023(c)	22,170	23,188
Rev., 4.00%, 11/1/2025(c)	29,000	32,309
Series 2006B, Rev., 5.63%, 9/1/2026	5,000	6,039
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series A, Rev., 5.00%, 11/1/2026	15	18
Series B, Rev., 5.00%, 11/1/2030	3,645	4,489
Series B, Rev., 5.00%, 11/1/2031	75	92

Total Tennessee		256,354

Texas — 4.5%
Alto Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2030	25	32
Arlington Higher Education Finance Corp.
Series 2021A, Rev., 5.00%, 8/15/2024	195	213
Series 2021A, Rev., 5.00%, 8/15/2025	205	231
Series 2021A, Rev., 5.00%, 8/15/2026	190	218
Series 2021A, Rev., 5.00%, 8/15/2027	105	122
Series 2021A, Rev., 5.00%, 8/15/2028	35	41
Series 2021A, Rev., 4.00%, 8/15/2029	40	44
Series 2021A, Rev., 4.00%, 8/15/2030	45	49
Series 2021A, Rev., 4.00%, 8/15/2031	45	49
Series 2021A, Rev., 4.00%, 8/15/2036	170	185
Arlington Higher Education Finance Corp., Uplift Education Project
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	20	24
Arlington Higher Education Finance Corp., Wayside Schools
Series 2021A, Rev., 4.00%, 8/15/2041	305	330
Arlington Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2031	40	51
GO, PSF-GTD, 4.00%, 2/15/2036	25	30
Austin Community College District, Limited Tax
GO, 5.00%, 8/1/2030	35	43
Baytown Municipal Development District, Baytown Convention Center Hotel, First Lien
Series 2021A, Rev., 2.50%, 10/1/2031	270	266
Series 2021A, Rev., 4.00%, 10/1/2050	875	951
Belton Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 2/15/2032	25	28
Bexar County Hospital District, Limited Tax
GO, 4.00%, 2/15/2036	25	29
Board of Regents of the University of Texas System, Financing System
Series 2016E, Rev., 5.00%, 8/15/2026	25	30
Series 2016J, Rev., 5.00%, 8/15/2027	50	60
Central Texas Regional Mobility Authority, Senior Lien
Series 2021D, Rev., 4.00%, 1/1/2044	8,255	9,723
City of Austin
GO, 5.00%, 9/1/2030	10	11
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	560
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,259
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,928
City of Carrollton
GO, 5.00%, 8/15/2024	10	11
City of College Station
GO, 5.00%, 2/15/2024	25	28
City of Conroe
Series 2019B, GO, 5.00%, 11/15/2028	20	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Copperas Cove, Combination Tax
GO, 5.00%, 8/15/2027	20	25
City of Dallas
GO, 5.00%, 2/15/2029	2,505	2,850
City of Denton
GO, 5.00%, 2/15/2025	25	29
City of El Paso
GO, 4.00%, 8/15/2031	75	86
Series 2020A, GO, 4.00%, 8/15/2035	750	892
City of Fort Worth, General Purpose, Tarrant Denton Parker Johnson, General Purpose
GO, 5.00%, 3/1/2028	30	37
City of Fort Worth, Water and Sewer System Improvement
Series 2015A, Rev., 5.00%, 2/15/2023	35	37
City of Frisco
Series 2011, GO, 5.00%, 2/15/2023	2,160	2,168
City of Grand Prairie, Combination Tax
GO, 5.00%, 2/15/2026	20	24
Series 2019A, GO, 5.00%, 2/15/2029	20	24
City of Houston, Airport System, Subordinate Lien
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	213
Series 2018B, Rev., 5.00%, 7/1/2030	85	106
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	306
Series 2018D, Rev., 5.00%, 7/1/2038	65	80
City of Houston, Airport System, United Airlines, Inc., Terminal Improvements Projects
Series 2021B-1, Rev., AMT, 4.00%, 7/15/2041	3,600	3,836
City of Houston, Combined Utility System, First Lien
Series 2014C, Rev., 5.00%, 5/15/2023	20	21
Series 2016B, Rev., 4.00%, 11/15/2031	25	29
Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,719
Series 2016B, Rev., 4.00%, 11/15/2037	40	45
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(b)	2,000	2,946
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2024(b)	5,300	5,854
City of Irving, Hotel Occupancy, Occupancy Tax
GO, 5.50%, 8/15/2027	2,785	3,517
GO, 5.00%, 8/15/2028	40	50
City of Irving, Waterworks and Sewer System
Rev., 5.00%, 8/15/2029	20	25
City of Killeen
GO, 4.00%, 8/1/2033	50	57
City of Laredo
GO, 5.00%, 2/15/2023	45	48
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	35
Rev., 4.00%, 3/1/2040	100	108
City of League City
GO, 5.00%, 2/15/2023	20	21
City of Longview
GO, 5.00%, 6/1/2023	40	43
GO, 5.00%, 9/1/2023	25	27
City of Lubbock
GO, 5.00%, 2/15/2026	35	41
City of Mansfield
GO, 5.00%, 2/15/2024	30	33
City of McAllen
GO, 5.00%, 2/15/2029	355	443
City of Mesquite
GO, 5.00%, 2/15/2023	40	42
City of Midland, Certificates of Obligation
GO, 5.00%, 3/1/2024	55	61
City of Missouri
GO, 5.00%, 6/15/2023	55	59
City of Pflugerville, Combination Tax, Certificates of Obligation
GO, 5.00%, 8/1/2033	30	38
City of Pflugerville, Limited Tax
GO, 5.00%, 8/1/2026	25	30
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,700
GO, 5.00%, 9/1/2029	1,855	2,260
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2023	35	37
Rev., 5.00%, 2/1/2026	6,000	7,091
Rev., 5.00%, 2/1/2028	310	387
Rev., 5.00%, 2/1/2029	100	121
Series 2020, Rev., 5.00%, 2/1/2036	30	39
City of San Antonio, General Improvement
GO, 5.00%, 8/1/2027	20	25
City of The Colony, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/15/2023	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Victoria, Utility System
Rev., 5.00%, 12/1/2023(b)	2,705	2,959
City of Waco
GO, 5.00%, 2/1/2023	35	37
City of Waco, Combination Tax, Certificates of Obligation
GO, 5.00%, 2/1/2028	35	44
City of Wylie, Combination Tax, Certificates of Obligation
GO, 4.00%, 2/15/2024	20	22
Cleveland Independent School District, Unlimited Tax School Building
Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	99
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,172
Rev., 5.00%, 12/15/2025	5,115	5,135
Collin County Community College District, Limited Tax
GO, 5.00%, 8/15/2029	11,990	14,826
Comal Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	106
GO, PSF-GTD, 5.00%, 2/1/2026	35	41
Conroe Local Government Corp., Conroe Convention Center Hotel
Series 2021A, Rev., 2.50%, 10/1/2031	125	125
County of Brazos, Limited Tax
GO, 5.00%, 9/1/2025	45	52
County of Denton, Permanent Improvement
GO, 5.00%, 7/15/2027	50	60
County of Harris, Toll Road, Senior Lien
Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,393
Series 2016A, Rev., 5.00%, 8/15/2036	60	71
County of Harris, Unlimited Tax
Series 2015A, GO, 5.00%, 10/1/2026	350	411
County of Hays, Unlimited Tax
GO, 5.00%, 2/15/2031	45	56
County of Hidalgo, Certificates of Obligation
Series 2018B, GO, 5.00%, 8/15/2028	25	31
County of Lubbock
GO, 5.00%, 2/15/2023	45	48
County of Parker, Unlimited Tax
GO, 5.00%, 2/15/2023	20	21
County of Williamson, Limited Tax
GO, 5.00%, 2/15/2027	50	61
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2026	55	65
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	32
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025(b)	9,905	11,643
Rev., 5.00%, 12/1/2029	50	65
Series 2020A, Rev., 5.00%, 12/1/2030	45	59
Rev., 5.00%, 12/1/2031	45	58
Dallas Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	5,000	5,440
Dallas Independent School District, Unlimited Tax
GO, 5.00%, 2/15/2031	30	37
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc.
Rev., PSF-GTD, 4.00%, 2/15/2028	250	287
Forney Independent School District, Unlimited Tax
GO, PSF-GTD, Zero Coupon, 8/16/2026	15	14
Fort Bend County Municipal Utility District No. 25, Unlimited Tax
GO, 4.00%, 10/1/2022	100	103
GO, 4.00%, 10/1/2023	150	159
GO, 4.00%, 10/1/2024	375	410
Fort Bend Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2029	35	43
Frisco Independent School District
GO, PSF-GTD, Zero Coupon, 8/15/2037	330	243
Garland Independent School District, Unlimited Tax, School Building
Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	11
Georgetown Independent School District, Unlimited Tax
Series 2019-D, GO, 4.00%, 8/15/2033	30	35
Goose Creek Consolidated Independent School District
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	37
Grand Parkway Transportation Corp., System Toll
Series 2018A, Rev., 5.00%, 10/1/2034	45	56

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building
GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,164
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2014A, Rev., 5.00%, 12/1/2028	185	209
Harris County Toll Road Authority (The), Senior Lien
Series 2018A, Rev., 5.00%, 8/15/2023	35	38
Series 2018A, Rev., 5.00%, 8/15/2024	30	34
Harris County-Houston Sports Authority, Taxable Senior Lien
Series A, Rev., AGM, 5.00%, 11/15/2024	30	34
Haskell Consolidated Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	10	12
Houston Community College System, Combined Fee
Rev., 5.00%, 4/15/2023	25	27
Rev., 4.00%, 4/15/2031	25	28
Houston Community College System, Maintenance Tax
GO, 5.00%, 2/15/2026	100	118
Houston Higher Education Finance Corp., Houston Baptist University
Rev., 3.38%, 10/1/2037	250	250
Houston Independent School District, Maintenance Tax Notes
GO, 5.00%, 7/15/2031	9,700	12,172
Hurst-Euless-Bedford Independent School District, Unlimited Tax
Series 2017A, GO, 5.00%, 8/15/2024	80	90
Irving Independent School District, Unlimited Tax
Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	53
Keller Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	29
Killeen Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2035	25	31
La Porte Independent School District, Unlimited Tax
GO, 4.00%, 2/15/2030	20	22
Lake Travis Independent School District, School Building
Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	42
Lancaster Independent School District, Unlimited Tax
Series 2015-C, GO, 5.00%, 2/15/2033	45	51
Lewisville Independent School District, Unlimited Tax
GO, 5.00%, 8/15/2023	20	22
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	11
Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	569
GO, PSF-GTD, 5.00%, 8/15/2026	35	42
Longview Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2025	80	91
Lufkin Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2025	40	47
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project
Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,915
Metropolitan Transit Authority of Harris County Sales and Use Tax, Contractual Obligations
Rev., 5.00%, 11/1/2023	25	27
New Hope Cultural Education Facilities Finance Corp., Westminster Project
Rev., 4.00%, 11/1/2049	600	674
North Texas Municipal Water District Water System, Refunding and Improvement
Rev., 5.00%, 9/1/2027	2,900	3,491
Rev., 5.00%, 9/1/2035	20	23
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System
Rev., 5.00%, 6/1/2027	15	18
North Texas Municipal Water District, Wastewater System
Rev., 5.00%, 6/1/2027	15	18
North Texas Tollway Authority, First Tier
Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,326

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
North Texas Tollway Authority, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	577
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,112
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,276
Pearland Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2024	25	28
Permanent University Fund—Texas A&M University System
Series A, Rev., 5.25%, 7/1/2028	2,015	2,346
Pharr San Juan Alamo Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/1/2024	75	82
Port Authority of Houston of Harris County Texas
Series 2015A, GO, 5.00%, 10/1/2023	25	27
San Antonio Education Facilities Corp., Hallmark University Project
Series 2021A, Rev., 5.00%, 10/1/2031	260	288
Series 2021A, Rev., 5.00%, 10/1/2041	200	218
San Antonio Education Facilities Corp., University of the Incarnate Word
Series 2021A, Rev., 4.00%, 4/1/2038	850	980
Series 2021A, Rev., 4.00%, 4/1/2039	1,000	1,151
Series 2021A, Rev., 4.00%, 4/1/2040	1,000	1,149
Series 2021A, Rev., 4.00%, 4/1/2041	900	1,031
San Antonio Water System, Junior Lien
Series C, Rev., 5.00%, 5/15/2031	1,125	1,353
San Jacinto Community College District, Limited Tax
Series 2019A, GO, 5.00%, 2/15/2023	25	26
Series 2016A, GO, 5.00%, 2/15/2024	75	83
Series 2016B, GO, 5.00%, 2/15/2024	20	22
South Texas College, Limited Tax
GO, 5.00%, 8/15/2023	40	43
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 5.00%, 9/1/2027	40	48
Rev., AGM, 5.00%, 9/1/2028	190	230
Rev., AGM, 5.00%, 9/1/2030	175	218
Rev., AGM, 4.00%, 9/1/2031	225	261
Rev., AGM, 4.00%, 9/1/2032	250	289
Rev., AGM, 4.00%, 9/1/2033	225	259
Rev., AGM, 4.00%, 9/1/2034	225	258
Rev., AGM, 4.00%, 9/1/2035	225	258
Rev., AGM, 4.00%, 9/1/2036	350	401
Rev., AGM, 4.00%, 9/1/2037	390	445
State of Texas, Transportation Commission Mobility Fund
Series 2017B, GO, 5.00%, 10/1/2030	11,185	13,812
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2025	150	173
Series 2018A, Rev., 5.00%, 7/1/2028	40	50
Series 2018B, Rev., 5.00%, 7/1/2033	100	124
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System
Rev., 5.00%, 2/15/2026	50	59
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center
Rev., 5.00%, 12/1/2027	50	62
Rev., 5.00%, 12/1/2029	25	32
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	589
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,998
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,676
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,170
Tarrant Regional, Water Control and Improvement District, Water System
Rev., 4.00%, 3/1/2031	25	29
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2026	2,840	3,386
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Senior Lien
Series D, Rev., 6.25%, 12/15/2026	3,460	3,991

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Water Development Board, State Revolving Fund
Rev., 5.00%, 8/1/2038	45	57
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 5.00%, 4/15/2023	25	27
Series 2018B, Rev., 5.00%, 4/15/2030	7,000	8,903
Town of Addison
GO, 4.00%, 2/15/2023	100	105
Trinity River Authority, Central Regional Wastewater System
Rev., 5.00%, 8/1/2028	25	31
Rev., 5.00%, 8/1/2029	20	25
University of Houston
Series 2017A, Rev., 5.00%, 2/15/2037	30	35
University of North Texas System
Series 2015A, Rev., 5.00%, 4/15/2040	50	57
Waxahachie Independent School District, Unlimited Tax
GO, PSF-GTD, 4.00%, 8/15/2041	25	27
Weslaco Independent School District, Limited Maintenance Tax Notes
GO, AGM, 5.00%, 2/15/2028	25	30
West Harris County Regional Water Authority
Rev., 5.00%, 12/15/2032	910	1,175
Rev., 5.00%, 12/15/2035	1,160	1,490
Rev., 5.00%, 12/15/2036	1,325	1,700

Total Texas		210,779

Utah — 0.7%
City of Orem
GO, 5.00%, 12/1/2026	155	188
GO, 5.00%, 12/1/2027	520	648
GO, 5.00%, 12/1/2028	565	721
City of Park City, Sales Tax
Rev., 5.00%, 6/15/2026	2,165	2,580
City of Provo
GO, 5.00%, 2/1/2027	1,230	1,498
City of Salt Lake, International Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	170
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	147
Series 2018B, Rev., 5.00%, 7/1/2048	25	30
City of Salt Lake, Public Utilities
Rev., 5.00%, 2/1/2032	10	12
County of Davis, Sales Tax
Series 2019B, Rev., 5.00%, 4/1/2026	30	35
County of Utah, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	31
Series 2018A, Rev., 5.00%, 5/15/2034	70	87
Series 2018A, Rev., 5.00%, 5/15/2038	30	37
County of Utah, Transportation Sales Tax
Rev., 5.00%, 12/1/2023	35	38
Davis School District, School District Bond Guaranty Program
Series 2019A, GO, 5.00%, 6/1/2031	35	45
Jordan School District, School Building
GO, 5.00%, 6/15/2026	950	1,101
Local Building Authority of Alpine School District
Rev., 5.00%, 3/15/2025	75	86
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax
GO, 4.25%, 6/1/2041(d)	1,105	1,116
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area #2
Rev., 4.00%, 8/1/2024(d)	1,120	1,182
Rev., 4.00%, 8/1/2026(d)	1,290	1,394
Rev., 4.00%, 8/1/2028(d)	1,230	1,346
Rev., 4.00%, 8/1/2031(d)	1,000	1,097
Military Installation Development Authority, Tax Allocation
Series 2021A-2, Rev., 4.00%, 6/1/2036	1,150	1,167
Military Installation Development Authority, Tax Allocation and Hotel Tax
Series 2021A-1, Rev., 4.00%, 6/1/2036	650	663
Series 2021A-1, Rev., 4.00%, 6/1/2041	525	531
State of Utah
GO, 5.00%, 7/1/2029	4,925	6,053
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2023	25	27
Series 2015B, Rev., 5.00%, 8/1/2023	40	43
Series 2014A-1, Rev., 5.00%, 8/1/2024	15	17
Series 2017A, Rev., 5.00%, 8/1/2032	40	49
Series 2019A, Rev., 5.00%, 8/1/2032	70	90

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah Charter School Finance Authority, Beehive Science and Technology Academy Project
Series 2021A, Rev., 4.00%, 10/15/2031(d)	1,250	1,343
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series A, Rev., 5.00%, 10/15/2023	620	671
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,647
Series A, Rev., 5.00%, 10/15/2028	1,000	1,205
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,154
Utah Transit Authority, Sales Tax
Series 2008A, Rev., 5.25%, 6/15/2022	25	26
Utah Transit Authority, Subordinate Sales Tax
Rev., 4.00%, 12/15/2031	40	45
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	62
Series B, Rev., 5.00%, 3/1/2031	1,685	2,131
Series B, Rev., 5.00%, 3/1/2032	800	1,010
Series B, Rev., 5.00%, 3/1/2033	660	832
Series 2017C, Rev., 5.00%, 3/1/2034	350	420
West Jordan Municipal Building Authority
Rev., 5.00%, 10/1/2023	5	5
West Valley City Municipal Building Authority
Rev., AGM, 5.00%, 2/1/2039	30	35

Total Utah		32,815

Vermont — 0.0%(e)
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2034	125	150
University of Vermont and State Agricultural College
Rev., 5.00%, 10/1/2024	25	28
Vermont Educational and Health Buildings Financing Agency, Middlebury College Project
Series A, Rev., 5.00%, 11/1/2023	20	21
Vermont Municipal Bond Bank
Series 2017-4, Rev., 5.00%, 12/1/2027	25	31

Total Vermont		230

Virginia — 2.2%
City of Alexandria
Series 2017C, GO, 5.00%, 7/1/2026	4,065	4,882
City of Hampton, Public Improvement
Series 2018A, GO, 5.00%, 9/1/2027	10	12
City of Newport News
Rev., 5.00%, 7/15/2024	10	11
City of Portsmouth, Tax Exempt
Series A, GO, 5.00%, 7/15/2029	5,215	6,411
City of Richmond, Public Improvement
Series 2017D, GO, 5.00%, 3/1/2025	35	40
Series 2017D, GO, 5.00%, 3/1/2029	7,750	9,989
County of Arlington, Public Improvement
GO, 5.00%, 8/15/2029	7,455	9,190
County of Chesterfield, Public Improvement
Series 2018A, GO, 5.00%, 1/1/2027	30	37
County of Fairfax, Sewer
Series 2016A, Rev., 4.00%, 7/15/2038	50	56
County of Henrico, Public Improvement
GO, 5.00%, 7/15/2025	25	29
Culpeper County Economic Development Authority, Capital Projects
Rev., 5.00%, 6/1/2022	75	77
Fairfax County Water Authority
Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,058
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien
Series 2018A, Rev., 5.00%, 7/1/2027	45	55
Lynchburg Economic Development Authority, Central Health, Inc.
Rev., 5.00%, 1/1/2032	1,125	1,505
Rev., 5.00%, 1/1/2033	2,745	3,644
Rev., 5.00%, 1/1/2035	2,545	3,365
Rev., 5.00%, 1/1/2036	875	1,154
Rev., 4.00%, 1/1/2038	550	662
Northern Virginia Transportation Authority, Special Tax
Rev., 5.00%, 6/1/2024	400	446
Rev., 5.00%, 6/1/2033	2,035	2,259
Rev., 5.00%, 6/1/2034	2,285	2,536

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Powhatan County Economic Development Authority
Rev., 5.00%, 10/15/2025	25	29
Virginia Beach Development Authority, Public Facility
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,204
Series B, Rev., 5.00%, 7/15/2025	2,635	3,056
Virginia College Building Authority, Education Facilities, Regent University Project
Rev., 5.00%, 6/1/2029	350	432
Rev., 5.00%, 6/1/2030	220	277
Rev., 5.00%, 6/1/2031	165	211
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2009E-1, Rev., 5.00%, 2/1/2022	20	20
Series 2016A, Rev., 5.00%, 2/1/2022	40	41
Series 2017E, Rev., 5.00%, 2/1/2028	20	25
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program
Series B, Rev., 5.00%, 9/1/2024	250	282
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project
Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,543
Rev., NATL-RE, 5.25%, 1/1/2031	30	38
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	25	27
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,735
Series A, Rev., 5.00%, 5/15/2028	2,750	3,429
Series A, Rev., 5.00%, 5/15/2030	10,000	12,403
Series 2017A, Rev., 5.00%, 5/15/2032	35	43
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	65
Series 2013A, Rev., GAN, 5.00%, 3/15/2023(b)	30	32
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	21
Rev., GAN, 5.00%, 3/15/2024	20	22
Rev., GAN, 5.00%, 9/15/2024	15	17
Rev., GAN, 5.00%, 9/15/2025	45	53
Rev., GAN, 5.00%, 3/15/2026	20	24
Virginia Public Building Authority, Public Facilities
Series 2016B, Rev., 5.00%, 8/1/2023	25	27
Virginia Public School Authority, School Financing 1997 Resolution
Series 2015A, Rev., 5.00%, 8/1/2028	30	35
Virginia Resources Authority, Clean Water State Revolving Fund
Rev., 5.50%, 10/1/2022	7,390	7,719
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program
Series 2019C, Rev., 5.00%, 11/1/2029	25	32
Virginia Resources Authority, Infrastructure Tax Exempt
Series A, Rev., 5.00%, 11/1/2022	40	42
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Rev., 5.00%, 1/1/2028	1,200	1,479
Rev., 5.00%, 1/1/2029	1,400	1,730
Rev., 5.00%, 1/1/2030	1,650	2,030
Rev., 5.00%, 1/1/2031	1,500	1,838
Rev., 5.00%, 1/1/2032	1,500	1,834

Total Virginia		102,213

Washington — 4.8%
Benton County School District No. 17 Kennewick, Unlimited Tax
GO, 5.00%, 12/1/2027	50	58
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax, Green Bond
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	30
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	48
Chelan County Public Utility District No.1, Capital Appreciation
Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,810
Chelan County School District No. 228 Cascade, Unlimited Tax
GO, 5.00%, 12/1/2027	90	108
City of Everett, Limited Tax
GO, 5.00%, 12/1/2026	60	73
City of Everett, Water and Sewer
Rev., 5.00%, 12/1/2027	25	30
City of Lynnwood, Utility System
Rev., 5.00%, 12/1/2026	40	48

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Seattle, Municipal Light and Power Improvement
Series A, Rev., 4.00%, 1/1/2048	2,000	2,274
City of Tacoma
Rev., 5.00%, 12/1/2031	40	50
City of Tacoma, Electric System
Series 2013B, Rev., 5.00%, 1/1/2023	35	37
Rev., 5.00%, 1/1/2028	35	42
City of Wenatchee, Limited Tax
GO, 4.00%, 12/1/2034	70	82
Clark County School District No. 114 Evergreen, Unlimited Tax
GO, 5.00%, 12/1/2024	15	17
Clark County, Vancouver School District No. 37, Unlimited Tax
GO, 5.00%, 12/1/2027	25	31
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2030	200	258
Rev., 5.00%, 12/1/2032	125	160
Rev., 5.00%, 12/1/2033	105	134
Rev., 5.00%, 12/1/2034	180	230
Rev., 5.00%, 12/1/2035	160	204
Rev., 5.00%, 12/1/2037	310	394
County of Franklin, Limited Tax
GO, AGM, 4.50%, 7/1/2022(b)	20	21
County of King, Limited Tax
Series 2017B, GO, 4.00%, 6/1/2036	200	231
County of King, Sewer
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,702
Rev., 5.00%, 7/1/2031	30	37
County of Kitsap, Sewer
Rev., 4.00%, 12/1/2032	25	30
County of Spokane, Limited Tax
Series 2019A, GO, 5.00%, 12/1/2040	25	32
Energy Northwest, Bonneville Power Administrator
Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	23,894
Energy Northwest, Columbia Generating Station
Rev., 5.00%, 7/1/2031	30	35
Series 2018C, Rev., 5.00%, 7/1/2031	35	44
Series 2018A, Rev., 5.00%, 7/1/2034	25	31
Series A, Rev., 5.00%, 7/1/2034	5,025	6,121
Rev., 5.00%, 7/1/2035	75	95
Rev., 5.00%, 7/1/2036	40	51
FYI Properties, State of Washington District Project — Green Bonds
Rev., 5.00%, 6/1/2030	35	42
Rev., 5.00%, 6/1/2031	5,650	6,837
Rev., 5.00%, 6/1/2032	235	284
Rev., 5.00%, 6/1/2033	5,345	6,446
Rev., 5.00%, 6/1/2034	5,990	7,213
Rev., 5.00%, 6/1/2035	7,200	8,659
Rev., 5.00%, 6/1/2036	4,915	5,901
Rev., 5.00%, 6/1/2037	7,395	8,864
Grant County Public Utility District No. 2, Priest Rapids Hydroelectric Project
Series 2012A, Rev., 5.00%, 1/1/2022(b)	30	30
King County Fire Protection District No. 2, Unlimited Tax
GO, 4.00%, 12/1/2025	125	142
King County Rural Library District, Unlimited Tax
GO, 4.00%, 12/1/2023	75	80
King County School District No. 403 Renton, Unlimited Tax
GO, 4.00%, 12/1/2036	35	42
King County School District No. 405 Bellevue, Unlimited Tax
GO, 5.00%, 12/1/2023	25	27
King County School District No. 411 Issaquah, Unlimited Tax
GO, 5.00%, 12/1/2027	30	37
King County School District No. 412 Shoreline
GO, 5.00%, 12/1/2025	60	66
King County School District No. 415 Kent, Unlimited Tax
GO, 4.00%, 12/1/2037	40	48
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax
GO, 4.00%, 12/1/2031	45	53
Pierce County School District No. 10 Tacoma, Unlimited Tax
GO, 5.00%, 12/1/2027	45	53
Pierce County School District No. 402 Franklin Pierce, Unlimited Tax
GO, 5.00%, 12/1/2027	30	37
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,457
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,112
Port of Tacoma, Limited Tax
Series 2016A, GO, 5.00%, 12/1/2030	15	18
Series 2016A, GO, 5.00%, 12/1/2031	25	30
Shoreline Fire Department, Limited Tax
GO, 5.00%, 12/1/2027	25	31
Snohomish County School District No. 15 Edmonds, Unlimited Tax
GO, 5.00%, 12/1/2021	30	30

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Spokane County School District No. 81, Unlimited Tax
GO, 5.00%, 12/1/2031	30	38
GO, 5.00%, 12/1/2034	25	32
State of Washington, Motor Vehicle Fuel Tax
Series 2018D, GO, 5.00%, 2/1/2025	75	86
Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,664
Series R-2016C, GO, 5.00%, 7/1/2030	30	35
State of Washington, State Agency Real Property
Series 2018B, COP, 5.00%, 7/1/2041	40	49
State of Washington, State and Local Agency Personal Property
Series 2013A, COP, 5.00%, 7/1/2023	25	27
State of Washington, State and Local Agency Real and Personal Property
Series 2017A, COP, 5.00%, 7/1/2029	35	43
COP, 5.00%, 7/1/2034	1,050	1,304
Series 2019A, COP, 5.00%, 1/1/2035	45	56
Series 2015C, COP, 4.00%, 1/1/2038	50	55
State of Washington, Various Purpose
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,860
Series 2016C, GO, 5.00%, 2/1/2028	30	35
Series 2018C, GO, 5.00%, 2/1/2030	20	25
Series 2017A, GO, 5.00%, 8/1/2030	50	60
Series R-2018C, GO, 5.00%, 8/1/2033	70	86
Series C, GO, 5.00%, 2/1/2037	14,430	17,724
Series 2016A-1, GO, 5.00%, 8/1/2038	100	115
Series 2017D, GO, 5.00%, 2/1/2040	40	48
Series B, GO, 5.00%, 2/1/2040	20,965	23,689
Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,199
Series 2020C, GO, 5.00%, 2/1/2041	75	96
Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,935
Tacoma Metropolitan Park District, Unlimited Tax
GO, 5.00%, 12/1/2036	600	737
GO, 5.00%, 12/1/2037	1,750	2,144
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	37
GO, 4.00%, 12/1/2034	35	42
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	27
Rev., 5.00%, 4/1/2029	1,860	2,259
Washington Health Care Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	780	990
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,271
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,265
Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,265
Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,573
Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,258
Series A-1, Rev., 5.00%, 8/1/2035	750	942
Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,256
Washington Health Care Facilities Authority, Multi-care Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	37
Series 2017B, Rev., 5.00%, 8/15/2034	35	42
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	50	58
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2029(d)	250	320
Rev., 5.00%, 12/1/2030(d)	530	689
Rev., 5.00%, 12/1/2032(d)	250	323
Rev., 5.00%, 9/1/2038	1,300	1,657
Rev., 5.00%, 9/1/2039	100	127
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	510
Rev., 3.63%, 5/1/2040	985	1,101
Rev., 4.00%, 5/1/2045	500	573

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Series 2020B-2, Rev., 3.00%, 7/1/2027(d)	7,050	7,063
Series 2020B-1, Rev., 3.38%, 7/1/2028(d)	7,200	7,229
Rev., 5.00%, 1/1/2032(d)	1,920	2,089
Series 2020A, Rev., 5.00%, 1/1/2041(d)	2,000	2,149
Washington State University
Rev., 5.00%, 4/1/2030	40	46
Series 2012B, Rev., 4.00%, 4/1/2035	25	25
Whitman County Reorganized School District No. 300, Colfax Unlimited Tax
GO, 5.00%, 12/1/2032	40	49
Yakima and Benton Counties School District No. 116-200 Grandview, Unlimited Tax
GO, 5.00%, 12/1/2032	25	31
Yakima County School District No. 208 West Valley
GO, 4.00%, 12/1/2034	30	36

Total Washington		220,462

West Virginia — 0.1%
State of West Virginia
Series 2018A, GO, 5.00%, 6/1/2028	25	32
Series 2019A, GO, 5.00%, 12/1/2043	40	50
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project
Series 2009-B, Rev., 2.63%, 6/1/2022(c)	6,460	6,532

Total West Virginia		6,614

Wisconsin — 1.3%
City of Mequon, Water System
Series 2017A, Rev., 4.00%, 5/1/2027	25	28
County of Milwaukee, Airport
Series 2019A, Rev., 5.00%, 12/1/2026	175	211
DeForest Area School District
GO, 4.00%, 4/1/2031	25	29
McFarland School District, School Improvement
Series 2018A, GO, 4.00%, 4/1/2025	25	28
Milwaukee Area Technical College District
Series 2018-19C, GO, 4.00%, 6/1/2023	40	42
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	349
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,751
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group
Series 2021A, Rev., 5.00%, 7/1/2035	300	385
Series 2021A, Rev., 5.00%, 7/1/2036	350	449
Series 2021A, Rev., 5.00%, 7/1/2037	300	384
Series 2021A, Rev., 5.00%, 7/1/2038	375	479
Series 2021A, Rev., 5.00%, 7/1/2039	350	446
Public Finance Authority, Ascend Leadership Academy Project
Series 2021A, Rev., 5.00%, 6/15/2041(d)	1,035	1,085
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2029	665	835
Series 2020A, Rev., 5.00%, 1/1/2030	540	691
Series 2020A, Rev., 5.00%, 1/1/2031	650	827
Series 2020A, Rev., 5.00%, 1/1/2032	680	862
Series 2020A, Rev., 5.00%, 1/1/2033	500	633
Series 2020A, Rev., 5.00%, 1/1/2034	500	632
Series 2020A, Rev., 5.00%, 1/1/2035	500	631
Series 2020A, Rev., 5.00%, 1/1/2036	500	629
Series 2020A, Rev., 5.00%, 1/1/2037	600	753
Series 2020A, Rev., 5.00%, 1/1/2038	735	920
Series 2020A, Rev., 5.00%, 1/1/2039	700	875
Series 2020A, Rev., 5.00%, 1/1/2040	500	623
Series 2020A, Rev., 4.00%, 1/1/2045	750	859
Public Finance Authority, Carson Valley Medical Center
Series 2021A, Rev., 3.00%, 12/1/2026	250	267
Series 2021A, Rev., 4.00%, 12/1/2031	350	418
Series 2021A, Rev., 4.00%, 12/1/2041	750	878
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030(d)	235	261
Series 2020A, Rev., 5.00%, 6/15/2040(d)	405	465

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Public Finance Authority, Entrance Fee Principal Redemption, Searstone CCRC Project
Series 2021B2, Rev., 2.25%, 6/1/2027	1,755	1,760
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	194
Rev., 5.00%, 6/15/2024	205	225
Rev., 5.00%, 6/15/2026	225	260
Rev., 5.00%, 6/15/2034	215	260
Rev., 5.00%, 6/15/2039	390	467
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 6/1/2031	1,050	1,356
Rev., 5.00%, 6/1/2032	1,650	2,126
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2028	835	928
Public Finance Authority, Triad Educational Services, Inc.
Series 2021A, Rev., 4.00%, 6/15/2025	355	389
Series 2021A, Rev., 4.00%, 6/15/2027	385	434
Series 2021A, Rev., 4.00%, 6/15/2029	415	475
Series 2021A, Rev., 4.00%, 6/15/2031	450	513
Series 2021A, Rev., 4.00%, 6/15/2041	1,000	1,121
Public Finance Authority, Wakemed Hospital
Series 2019A, Rev., 5.00%, 10/1/2044	12,500	15,221
State of Wisconsin
Series 2017-1, GO, 5.00%, 11/1/2023	30	33
Series 3, GO, 5.00%, 11/1/2030	4,190	5,127
Series 2017-3, GO, 5.00%, 11/1/2032	20	24
State of Wisconsin, Annual Appropriation Federally Tax-Exempt
Series A, Rev., 5.00%, 5/1/2028	7,200	8,817
Series 2017B, Rev., 5.00%, 5/1/2035	25	29
Wisconsin Department of Transportation
Series 1, Rev., 5.00%, 7/1/2022	40	41
Series 1, Rev., 5.00%, 7/1/2022(b)	20	21
Series 2015-1, Rev., 5.00%, 7/1/2023	35	38
Series 2017-1, Rev., 5.00%, 7/1/2023	35	38
Series 2015-1, Rev., 5.00%, 7/1/2026	25	29
Series 2017-1, Rev., 5.00%, 7/1/2030	60	66
Series 2017-2, Rev., 5.00%, 7/1/2030	30	37
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2027	95	116
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.00%, 8/15/2027	25	27
Wisconsin Health and Educational Facilities Authority, Hope Christian Schools
Rev., 3.00%, 12/1/2031	615	624
Rev., 4.00%, 12/1/2041	690	728
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities
Rev., 4.00%, 8/15/2041	825	956

Total Wisconsin		60,205

Wyoming — 0.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities
Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,356

TOTAL MUNICIPAL BONDS (Cost $4,188,182)		4,502,512

	Shares (000)
SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(g)(h)(Cost $97,253)	97,222	97,261

Total Investments — 99.0% (Cost $4,285,435)		4,599,773
Other Assets Less Liabilities — 1.0%		45,505

Net Assets — 100.0%		4,645,278

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2021.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(1,207)	03/2022	USD	(177,372)	(2,741)

Abbreviations
USD	United States Dollar

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$4,502,512	$—	$4,502,512
Short-Term Investments
Investment Companies	97,261	—	—	97,261

Total Investments in Securities	$97,261	$4,502,512	$—	$4,599,773

Depreciation in Other Financial Instruments
Futures Contracts	$(2,741)	$—	$—	$(2,741)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$229,398	$735,868	$867,992	$(15)	$2	$97,261	97,222	$17	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.